UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
                   Name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 505-984-0200


                   Date of fiscal year end: September 30, 2011


                   Date of reporting period: December 31, 2010


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund


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Thornburg Limited Term Municipal Fund                                                   December 31, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
        Alabama -- 2.06%
          Alabama State Public School & College Authority, 5.00% due 5/1/2012       AA/Aa1     $ 2,000,000   $ 2,112,380
          Alabama State Public School & College Authority, 5.00% due 5/1/2013       AA/Aa1       5,000,000     5,437,850
          Alabama State Public School & College Authority, 5.00% due 5/1/2015       NR/Aa1       8,530,000     9,594,885
          Alabama State Public School & College Authority, 5.00% due 5/1/2016       AA/Aa1       5,000,000     5,671,100
          Birmingham GO, 5.00% due 10/1/2013 (Insured: Natl-Re)                     AA/Aa2       2,500,000     2,722,650
          Birmingham GO, 5.00% due 2/1/2015                                         AA/Aa2       4,240,000     4,656,580
          Birmingham GO, 4.00% due 8/1/2015                                         AA/Aa2       3,005,000     3,192,181
          Birmingham GO, 5.00% due 2/1/2016                                         AA/Aa2       3,775,000     4,153,482
          Birmingham GO, 4.00% due 8/1/2016                                         AA/Aa2       3,645,000     3,838,513
          Birmingham GO, 5.00% due 2/1/2017                                         AA/Aa2       2,045,000     2,249,807
          Birmingham GO, 4.00% due 8/1/2017                                         AA/Aa2       2,760,000     2,868,275
          Birmingham GO, 5.00% due 2/1/2018                                         AA/Aa2       2,000,000     2,217,140
          Courtland   Solid  Waste  Disposal   Revenue,   4.75%  due  5/1/2017
          (International Paper Company)                                             BBB/NR       5,000,000     4,927,450
          Huntsville GO, 5.50% due 11/1/2014 pre-refunded 5/1/2012                 AAA/Aaa       3,425,000     3,712,906
          Lake Martin Area IDA, 5.00% due 11/1/2011 (County Guaranty)               NR/NR        3,000,000     3,052,140
          Mobile GO Warrants, 5.25% due 8/1/2012 (Insured: AGM)                    AA+/Aa2       1,025,000     1,097,170
          Mobile GO Warrants, 4.50% due 8/15/2016                                   NR/NR        2,040,000     2,104,117
          Mobile GO Warrants, 5.00% due 2/15/2019                                  AA-/Aa2       2,000,000     2,178,900
       a  Mobile Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
          (Alabama Power Co.)                                                        A/A2        6,000,000     6,589,980
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2016                   AAA/Aa2       2,080,000     2,375,526
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2019                   AAA/Aa2       3,375,000     3,755,869
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2017                                                                  A+/A1        2,500,000     2,711,575
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.00% due
          9/1/2018                                                                  A+/A1        1,500,000     1,595,070
        Alaska -- 0.97%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2       4,040,000     4,141,323
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2         955,000       978,951
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2       1,600,000     1,758,032
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA+/Aa2       2,000,000     2,164,820
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA-/Aa3       2,000,000     2,202,300
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA-/Aa3       1,900,000     2,114,092
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA-/Aa3       1,000,000     1,119,270
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA-/Aa3       3,000,000     3,358,170
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA-/Aa3       2,455,000     2,720,877
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   A+/Aa3       1,175,000     1,285,944
          Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: AGM)              AA+/NR       3,000,000     3,121,950
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,679,715
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,081,632
        Arizona -- 3.72%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,385,037
          Arizona  Board of Regents  COP,  5.00% due 7/1/2019  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       3,735,000     3,983,452
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           A+/NR        3,500,000     3,820,600
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)                A/A2        1,470,000     1,544,985
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)                A/A2        1,365,000     1,417,648
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)                A/A2        1,290,000     1,324,134
          Arizona Lottery Revenue, 5.00% due 7/1/2018 (Insured: AGM)               AA+/Aa3       8,370,000     9,253,537
          Arizona Lottery Revenue, 5.00% due 7/1/2020 (Insured: AGM)               AA+/Aa3       8,000,000     8,597,680
          Arizona Transportation Board Highway Revenue, 5.25% due 7/1/2015         AAA/Aaa       3,860,000     4,153,939
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2013                AA/Aa2       1,905,000     1,987,277
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2014                AA/Aa2       2,790,000     2,917,587
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,081,470
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,437,731
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,549,584
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A1        2,200,000     2,334,728
          Maricopa County IDA Health Facilities  Revenue,  4.125% due 7/1/2015
          (Catholic Health Care West)                                                A/A2        1,000,000     1,037,630
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2016
          (Catholic Health Care West)                                                A/A2        2,600,000     2,602,704
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
          put 7/1/2014 (Catholic Health Care West)                                   A/A2        7,500,000     8,002,575
          Maricopa County Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
          5/1/2012 (Arizona Public Service Co.)                                   BBB-/Baa2     10,000,000    10,315,600
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,211,100
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AAA/NR       3,135,000     3,504,491
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    12,757,756
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      1,600,000     1,701,632
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      2,600,000     2,759,978
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      5,600,000     5,943,448
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,569,370
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         620,000       624,476
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,773,850
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,323,190
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       3,285,000     3,606,667
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,173,860
          Pima County Sewer Revenue, 4.50% due 7/1/2017 (Insured: AGM)             AA+/Aa3       5,000,000     5,503,800
          Pima County Sewer Revenue, 5.00% due 7/1/2018 (Insured: AGM)             AA+/Aa3       5,000,000     5,615,750
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,809,999
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2016
          (Insured: Syncora)                                                        A+/A1        2,000,000     2,224,460
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2018
          (Insured: Syncora)                                                        A+/A1        2,130,000     2,318,974
        Arkansas -- 0.03%
          Jefferson   County   Hospital   Improvement,   5.50%  due   6/1/2011
          (Jefferson Hospital Association)                                           A/NR        1,075,000     1,092,361
        California -- 7.30%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA/NR        1,000,000     1,107,990
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AA+/Aa3       1,560,000     1,654,817
          Calexico USD COP, 5.75% due 9/1/2013                                     BBB+/NR       1,685,000     1,786,370
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,583,866
          California  GO, 0.26% due 5/1/2034 put 1/3/2011  (LOC:  State Street
          B&T Co.) (daily demand notes)                                            AA-/Aa2       2,500,000     2,500,000
          California  HFA,  5.00% due 7/1/2027 put 7/1/2014  (Catholic  Health
          Care West)                                                                 A/A2        3,500,000     3,744,160
          California  HFA,  5.00% due 7/1/2028 put 7/1/2014  (Catholic  Health
          Care West)                                                                 A/A2        2,000,000     2,139,520
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               BBB/A2       1,000,000     1,003,470
          California State  Department of Water Resources Power Supply,  3.70%
          due 5/1/2011 (Insured: Natl-Re)                                          AA-/Aa3       3,500,000     3,538,605
          California State  Department of Water Resources Power Supply,  5.50%
          due 5/1/2012                                                             AA-/Aa3       2,600,000     2,758,158
          California State  Department of Water Resources Power Supply,  6.00%
          due 5/1/2013 pre-refunded 5/1/2012                                       AA-/Aa3       2,550,000     2,752,036
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2015                                                             AA-/Aa3       5,000,000     5,606,250
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2016                                                             AA-/Aa3       5,000,000     5,647,000
          California State Economic Recovery, 5.00% due 7/1/2020                    A+/Aa3       4,200,000     4,482,954
          California State Economic Recovery GO, 5.00% due 7/1/2016                 A+/Aa3      12,000,000    12,201,720
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,429,200
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,379,170
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,374,070
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University Trustees)                                   BBB+/Aa3      3,000,000     3,167,550
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University Trustees)                                   BBB+/Aa3      2,700,000     2,822,769
          California Statewide Communities  Development  Authority,  5.00% due
          5/15/2017 (Irvine LLC-UCI East Campus)                                   NR/Baa2       2,200,000     2,262,700
          California  Statewide  Community  Development  Authority,  5.00% due
          6/15/2013                                                                 A-/A1        7,000,000     7,421,400
          California  Statewide  Community  Development  Authority,  5.00% due
          4/1/2019 (Guaranty: Kaiser Permanente)                                    A+/NR       27,000,000    28,299,240
          California  Statewide  Community  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools)                                          NR/NR        2,000,000     1,895,580
          California Statewide Community  Development Authority PCR, 4.10% due
          4/1/2028  put 4/1/2013  (Southern  California  Edison Co.;  Insured:
          Syncora)                                                                   A/A1        1,000,000     1,052,400
          Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                   A+/NR        7,000,000     5,042,870
          Centinela   Valley  Unified  High  School  District  GO,  4.00%  due
          12/1/2013                                                                SP-1+/NR      5,665,000     5,860,159
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       659,088
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,500,000     1,614,585
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,245,500
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,301,604
          Desert Sands USD COP, 5.25% due 3/1/2016                                  A+/A1        1,500,000     1,627,365
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AAA/Aaa       2,000,000     2,197,020
          Inland Valley Development Agency, 5.25% due 4/1/2013                       A/NR        2,000,000     2,096,120
          Inland Valley Development Agency, 5.50% due 4/1/2014                       A/NR        2,000,000     2,116,260
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       5,000,000     5,482,700
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       3,000,000     3,261,030
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       3,000,000     3,229,620
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,000,000     2,053,300
          Los Angeles  Convention &  Exhibition  Center  Authority,  5.00% due
          8/15/2018                                                                 A+/A1        2,095,000     2,217,264
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2018
          (Multiple Capital Projects)                                               A+/A1        4,000,000     4,279,800
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2019
          (Multiple Capital Projects)                                               A+/A1        7,835,000     8,275,562
          Los Angeles  Department  of Water & Power,  0.27% due  7/1/2034  put
          1/3/2011 (SPA: Bank of America N.A.) (daily demand notes)                AA-/Aa3         400,000       400,000
          Los Angeles USD COP, 5.00% due 10/1/2017 (Insured: AMBAC)                 A+/A1        2,445,000     2,576,712
          Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)               A+/A1        4,600,000     4,928,348
          Los Angeles USD COP, 5.50% due 12/1/2019                                  A+/A1        7,040,000     7,465,568
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AA+/Aa2       4,000,000     4,407,200
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                   AA+/Aa3       1,435,000     1,589,191
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                   AA+/Aa3       2,260,000     2,473,932
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     3,916,150
          Newport  Beach  Revenue,  5.00% due  12/1/2038  put  2/7/2013  (Hoag
          Memorial Hospital)                                                        AA/Aa3       3,000,000     3,211,830
          Northern California Power Agency Revenue, 5.00% due 7/1/2017               A/A2        1,000,000     1,122,080
          Northern  California Power Agency Revenue,  5.00% due 6/1/2018 (Lodi
          Energy Center)                                                            A-/A3        4,480,000     4,925,626
          Northern California Power Agency Revenue, 5.00% due 7/1/2019               A/A2        1,000,000     1,102,970
          Northern California Power Agency Revenue, 5.00% due 7/1/2020               A/A2        1,325,000     1,422,149
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,396,990
          Palomar Community College Capital Appreciation GO, 0% due 8/1/2021       AA-/Aa2       2,560,000     1,434,547
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       1,255,000     1,307,522
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       5,150,000     5,226,477
          Redding   Electrical   Systems   Revenue  COP,  5.00%  due  6/1/2020
          (Insured: AGM)                                                            NR/Aa3       3,955,000     4,169,124
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       834,053
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       4,870,000     5,298,657
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       5,000,000     5,192,150
          Sacramento Municipal Utility District,  5.00% due 7/1/2020 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       8,675,000     8,890,660
          San  Diego USD GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
          Natl-Re)                                                                  AA/Aa1      10,000,000    10,997,400
          San Joaquin County Transportation Authority, 5.00% due 4/1/2011          SP-1+/NR      3,000,000     3,032,190
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AA+/Aa2       7,600,000     4,987,956
          San Jose  Redevelopment  Agency Tax  Allocation,  5.00% due 8/1/2020
          (Insured: Natl-Re)                                                        A-/A2        1,850,000     1,863,394
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (Water
          Utility Improvements)                                                     A+/NR        3,900,000     4,132,635
          San Mateo USD GO, 2.00% due 2/28/2011                                    SP-1+/NR      5,000,000     5,012,000
          Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                 A+/NR        3,425,000     2,170,422
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2011 (Multiple Facilities)                                           AA/Aa2       2,000,000     2,025,020
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2014 (Multiple Facilities)                                           AA/Aa2       4,245,000     4,525,170
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2017 (Multiple Facilities)                                           AA/Aa2       1,000,000     1,057,340
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,701,486
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A1        2,000,000     2,093,140
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A1        2,000,000     2,207,020
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A1        2,000,000     2,191,680
          Tustin  California   Community   Redevelopment   Agency,  4.00%  due
          9/1/2019 (Tustin Redevelopment)                                            A/NR        1,010,000       978,973
          Tustin  California   Community   Redevelopment   Agency,  4.00%  due
          9/1/2020 (Tustin Redevelopment)                                            A/NR        1,050,000       990,476
          Twin Rivers USD GO, 0% due 4/1/2014                                       A+/NR        3,490,000     3,150,388
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,683,780
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,825,052
        Colorado -- 2.28%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,530,000     1,651,865
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,565,000     1,697,289
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                              A/NR        1,480,000     1,463,098
          Broomfield Water Activity Enterprise,  5.30% due 12/1/2014 (Insured:
          Natl-Re)                                                                  NR/Aa3       1,620,000     1,641,028
          Colorado COP, 3.00% due 3/1/2013 (Colorado Penitentiary)                 AA-/Aa2       1,205,000     1,251,320
          Colorado COP, 4.00% due 3/1/2014 (Colorado Penitentiary)                 AA-/Aa2       1,285,000     1,374,192
          Colorado COP, 5.00% due 3/1/2016 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,238,700
          Colorado COP, 5.00% due 3/1/2017 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,245,120
          Colorado COP, 5.00% due 3/1/2018 (Colorado Penitentiary)                 AA-/Aa2       1,500,000     1,668,885
          Colorado  Educational  &  Cultural  Facilities,  6.00% due  6/1/2011
          (NCSL) (ETM)                                                               A/A3          370,000       373,245
          Colorado  Educational  &  Cultural  Facilities,  4.00% due  6/1/2014
          (NCSL)                                                                    NR/A3        1,300,000     1,376,115
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2016
          (NCSL)                                                                    NR/A3        1,475,000     1,620,435
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2018
          (NCSL)                                                                    NR/A3        1,625,000     1,771,770
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2020
          (NCSL)                                                                    NR/A3        1,805,000     1,913,841
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2021
          (NCSL)                                                                    NR/A3        1,000,000     1,044,140
          Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,840,000     3,043,259
          Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,365,000     2,570,353
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA+/NR       1,185,000     1,303,121
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA+/NR       2,225,000     2,411,900
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,143,160
          Colorado HFA, 5.00% due 7/1/2039 put 11/8/2012 (Catholic Health)          AA/Aa2       3,500,000     3,732,505
          Colorado HFA, 5.00% due 7/1/2039 put 11/12/2013 (Catholic Health)         AA/Aa2       5,000,000     5,448,800
       a  Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health)         AA/Aa2       3,000,000     3,320,610
          Denver City & County Airport System,  5.00% due 11/15/2016 (Insured:
          Natl-Re)                                                                  A+/A1        1,725,000     1,930,516
          Denver City & County Airport System,  5.00% due 11/15/2017 (Insured:
          Natl-Re)                                                                  A+/A1        1,000,000     1,110,150
          Denver City & County COP, 5.00% due 5/1/2013 (Insured: Natl-Re)          AA+/Aa1       3,890,000     4,210,692
          Denver City & County COP, 5.00% due 5/1/2014 (Insured: Natl-Re)          AA+/Aa1       4,000,000     4,408,680
          Denver City & County COP,  5.00% due 12/1/2016  (Buell  Theatre/Jail
          Dormitory; Insured: Natl-Re)                                             AA+/Aa1       3,025,000     3,256,927
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,608,596
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        5,000,000     5,504,000
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        2,000,000     2,201,600
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                              BBB/Baa1      1,910,000     1,625,697
       a  Mesa County Residual Revenue, 0% due 12/1/2011 (ETM)                      NR/Aaa       1,250,000     1,242,925
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AA+/NR       1,000,000     1,120,520
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AA+/NR       1,035,000     1,161,632
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AA+/NR       1,525,000     1,701,686
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AA+/NR       1,200,000     1,373,316
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AA+/NR       1,000,000     1,140,020
          Regional Transportation District COP, 5.00% due 6/1/2018                  A-/Aa3       1,500,000     1,627,755
          Regional Transportation District COP, 5.00% due 6/1/2019                  A-/Aa3       1,750,000     1,881,600
          Regional Transportation District COP, 5.00% due 6/1/2020                  A-/Aa3       3,655,000     3,877,736
          Regional Transportation District COP, 5.50% due 6/1/2021                  A-/Aa3       1,000,000     1,081,620
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AAA/NR         840,000       964,446
        Connecticut -- 0.07%
          Connecticut  Development  Authority  PCR,  5.75%  due  6/1/2026  put
          2/1/2012 (United Illuminating Co.)                                       NR/Baa2       1,000,000     1,033,010
          Connecticut  Health & Educational  Facilities,  3.50% due 11/15/2029
          put 2/1/2012 (Ascension Health)                                           AA/Aa1       1,860,000     1,906,965
        Delaware -- 0.03%
          Delaware EDA, 6.375% due 5/1/2027  pre-refunded  5/1/2012 (Peninsula
          United Methodist Homes)                                                   NR/NR        1,000,000     1,080,960
        District of Columbia -- 1.05%
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,250,050
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        4,065,000     4,199,104
          District   of   Columbia   COP,   5.25%   due   1/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,875,000     3,139,787
          District   of   Columbia   COP,   5.25%   due   1/1/2016   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        4,625,000     5,082,320
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,219,950
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     5,886,950
          District of Columbia  Revenue,  4.00% due 4/1/2015  (National Public
          Radio)                                                                   AA-/Aa3       1,000,000     1,069,810
          District of Columbia  Revenue,  5.00% due 4/1/2016  (National Public
          Radio)                                                                   AA-/Aa3         500,000       559,115
          District of Columbia  Revenue,  4.00% due 4/1/2017  (National Public
          Radio)                                                                   AA-/Aa3       1,630,000     1,733,978
          District of Columbia  Revenue,  5.00% due 4/1/2018  (National Public
          Radio)                                                                   AA-/Aa3       1,195,000     1,329,294
          District of Columbia  Revenue,  5.00% due 4/1/2019  (National Public
          Radio)                                                                   AA-/Aa3         805,000       888,285
          District of Columbia  Revenue,  5.00% due 4/1/2020  (National Public
          Radio)                                                                   AA-/Aa3       1,250,000     1,362,225
          District  of  Columbia  Tax  Increment,  0% due  7/1/2011  (Mandarin
          Oriental; Insured: AGM)                                                  AA+/Aa3       1,990,000     1,976,946
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AA+/Aa3       1,580,000     1,543,597
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       2,000,000     1,769,640
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       4,000,000     3,177,640
        Florida -- 9.01%
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                    A+/A1        4,000,000     4,375,520
          Broward County Educational Facilities Authority,  6.25% due 4/1/2013
          (Nova Southeastern; Insured: Radian)                                     BBB/Baa2      1,705,000     1,744,249
          Broward County Port Facilities, 5.00% due 9/1/2013                        A-/A2        2,000,000     2,146,520
          Broward County Port Facilities, 5.00% due 9/1/2017                        A-/A2        2,820,000     3,050,789
          Broward County Port Facilities, 5.50% due 9/1/2018                        A-/A2        3,500,000     3,866,835
          Broward County Port Facilities, 5.50% due 9/1/2019                        A-/A2        2,800,000     3,069,864
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA+/Aa3       7,630,000     8,482,195
          Broward  County  School  Board  COP,  5.00% due  7/1/2017  (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,000,000     1,094,190
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                 BBB/Baa1      1,820,000     1,815,031
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa1      2,660,000     2,580,918
          Collier County Special Obligation Revenue, 4.00% due 10/1/2014            AA/Aa2       1,410,000     1,510,406
          Dade County Florida GO, 7.125% due 10/1/2011 (Insured: AMBAC)             NR/Aa2       1,000,000     1,048,180
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)       AA/Aa1       1,000,000     1,116,930
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AA+/Aa3       1,605,000     1,745,181
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AA+/Aa3       1,500,000     1,640,925
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2014 (Innovation Village)                           A/A2        1,950,000     2,109,412
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2015 (Innovation Village)                           A/A2        2,395,000     2,604,275
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2016 (Innovation Village)                           A/A2        2,275,000     2,472,242
          Florida  Board of  Education  Lottery  Revenue,  5.50% due  7/1/2015
          (Insured: AMBAC)                                                          AAA/A1       3,500,000     3,618,755
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AA+/Aa2       3,500,000     3,998,120
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,765,820
          Florida  State  Board  of  Education  Lottery  Revenue,   5.25%  due
          7/1/2016 (Insured: Natl-Re/FGIC)                                          AAA/A1       1,000,000     1,072,340
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,168,820
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       812,928
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       987,174
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,015,743
          Florida State Department of Transportation GO, 5.375% due 7/1/2017       AAA/Aa1       4,675,000     5,005,476
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,428,430
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     5,337,491
          Fort  Myers  Florida  Improvement   Revenue,   5.00%  due  12/1/2018
          (Insured: Natl-Re)                                                        A+/Aa3       2,195,000     2,332,692
          Gainesville Utilities Systems Revenue, 6.50% due 10/1/2013                AA/Aa2       4,800,000     5,413,248
          Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health)            AA-/Aa3       1,000,000     1,102,060
          Highlands    County   HFA,   5.00%   due    11/15/2016    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,101,820
          Highlands    County   HFA,   5.00%   due    11/15/2017    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,200,000     3,492,864
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health)            AA-/Aa3       1,000,000     1,067,080
          Highlands    County   HFA,   5.00%   due    11/15/2019    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,000,000     3,222,090
          Highlands  County HFA, 3.95% due 11/15/2032 put 9/1/2012  (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       2,500,000     2,609,825
          Hillsborough   County  Assessment,   5.00%  due  3/1/2015  (Insured:
          Natl-Re/FGIC)                                                             A+/A1        5,000,000     5,376,750
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      6,410,000     6,701,270
          Hillsborough  County  IDA PCR,  5.00% due  12/1/2034  put  3/15/2012
          (Tampa Electric Co.; Insured: AMBAC)                                     BBB/Baa1      4,000,000     4,141,400
          Hillsborough  County  Investment  Tax Revenue,  5.00% due  11/1/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,000,000     1,118,520
          Hillsborough  County School Board COP, 5.25% due 7/1/2017  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,101,320
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,127,840
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,115,740
          Hollywood Water & Sewer Revenue, 5.00% due 10/1/2014 (Insured: AGM)       NR/Aa2       1,300,000     1,414,023
          JEA, 5.25% due 10/1/2012 (St. John's River Park Systems)                 AA-/Aa2       5,500,000     5,682,765
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,864,447
          JEA, 4.00% due 10/1/2016 (Electric Systems)                               A+/Aa3       3,540,000     3,777,038
          JEA St. Johns River Power Park, 5.00% due 10/1/2017                      AA-/Aa2       8,000,000     8,224,640
          JEA Water & Sewer Systems Revenue, 3.50% due 10/1/2013                   AA-/Aa2       5,565,000     5,858,721
          JEA Water & Sewer Systems Revenue, 5.00% due 10/1/2018                   AA-/Aa2       1,500,000     1,685,925
          Kissimmee Utilities Authority Electrical Systems Revenue,  5.25% due
          10/1/2016 (Insured: AGM)                                                  NR/Aa3       1,700,000     1,923,278
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2016
          (Insured: AGM)                                                           AA+/Aa3       9,780,000    10,896,876
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2017
          (Insured: AGM)                                                           AA+/Aa3       7,105,000     7,860,546
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2019
          (Insured: AGM)                                                           AA+/Aa3       5,000,000     5,424,200
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2020
          (Insured: AGM)                                                           AA+/Aa3       1,695,000     1,814,650
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,057,210
          Miami Dade County  Educational  Facilities  Authority  GO, 5.00% due
          4/1/2016 (University of Miami; Insured: AMBAC)                            A-/A3        3,000,000     3,264,210
          Miami  Dade  County   Expressway   Authority,   5.00%  due  7/1/2019
          (Insured: Assured Guaranty)                                              AA+/Aa3       6,530,000     7,028,827
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       4,540,000     5,142,004
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AA+/Aa3       3,845,000     3,251,178
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AA+/Aa3       3,535,000     2,819,339
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AA+/Aa3       2,435,000     1,817,776
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AA+/Aa3       5,385,000     3,736,975
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AA+/Aa3       2,170,000     1,405,010
          Miami Dade County  School Board COP,  3.00% due  2/1/2011  (Insured:
          Assured Guaranty)                                                        AA+/Aa3       3,000,000     3,005,640
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,082,050
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,097,400
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,389,238
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,095,730
          Miami Dade County School Board COP,  5.50% due 5/1/2030 put 5/1/2011
          (Insured: Natl-Re)                                                         A/A1        3,010,000     3,046,451
          Miami Dade County School Board COP,  5.00% due 5/1/2031 put 5/1/2011
          (Insured: Natl-Re)                                                         A/A1        2,975,000     3,009,748
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AA+/Aa3       5,000,000     5,645,100
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3       1,115,000     1,156,534
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       1,245,000     1,323,111
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       2,040,000     2,139,348
          Miami GO, 5.00% due 1/1/2019 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       1,870,000     1,938,592
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)           A-/A2        1,970,000     2,158,470
          North  Miami  Educational  Facilities  Revenue,  5.00% due  4/1/2013
          (Johnston & Wales University; Insured: Syncora)                           NR/NR        1,530,000     1,602,094
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     2,988,955
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,092,405
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        3,000,000     3,125,790
          Orlando & Orange  County  Expressway  Authority,  6.50% due 7/1/2011
          (Insured: Natl-Re/FGIC)                                                   BBB/A1       3,550,000     3,647,696
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A1        5,845,000     6,284,778
          Palm  Beach  County  Public  Improvement,  5.00% due  11/1/2030  put
          11/1/2011 (Convention Center; Insured: Natl-Re/FGIC)                     AA+/Aa1       3,000,000     3,086,130
          Palm Beach County  School Board COP,  5.375% due 8/1/2017  (Insured:
          AMBAC)                                                                   AA-/Aa3       7,000,000     7,212,800
          Palm Beach County School Board COP,  5.00% due 8/1/2025 put 8/1/2011
          (Insured: Natl-Re/FGIC)                                                   AA-/NR      25,040,000    25,619,175
          Pelican Marsh  Community  Development  District,  5.00% due 5/1/2011
          (Insured: Radian)                                                         NR/NR          570,000       568,307
          Port Everglades Authority, 5.00% due 9/1/2016 (Insured: AGM)             AA+/Aa3       9,990,000    10,165,424
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3        3,125,000     3,252,312
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3       10,000,000    10,407,400
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     AA/Aa3       1,560,000     1,717,716
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     AA/Aa3       4,610,000     5,041,035
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        2,755,000     2,879,801
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017           AA+/Aa2       5,615,000     6,127,706
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018           AA+/Aa2       2,890,000     3,125,911
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019           AA+/Aa2       3,000,000     3,199,590
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa3       2,855,000     3,098,246
          Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa3       1,215,000     1,309,260
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa Bay
          Arena; Insured: Natl-Re)                                                 BBB/Baa1      1,500,000     1,558,440
          University of Central Florida Athletics  Association Inc. COP, 5.00%
          due 10/1/2016 (Insured: Natl-Re/FGIC)                                     BBB/NR       1,640,000     1,747,076
        Georgia -- 3.00%
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2018                                                                  NR/A1        2,100,000     2,227,113
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2020                                                                  NR/A1        6,000,000     6,193,080
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2021                                                                  NR/A1        7,000,000     7,116,690
          Atlanta Airport Revenue, 5.00% due 1/1/2019                               NR/A1        3,145,000     3,338,606
          Atlanta Airport Revenue, 5.25% due 1/1/2020                               NR/A1        5,000,000     5,355,250
          Atlanta Airport Revenue, 5.50% due 1/1/2021                               NR/A1        3,525,000     3,812,252
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AA+/Aa3       3,850,000     4,172,052
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2014  (Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,338,670
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2015  (Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,503,400
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2016  (Insured:
          AGM)                                                                     AA+/Aa3       3,215,000     3,544,152
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2016  (Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,278,021
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2017  (Insured:
          AGM)                                                                     AA+/Aa3       4,745,000     5,165,312
          Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                    A/A1        5,650,000     6,496,257
          Burke  County  PCR,  4.75% due  1/1/2039  put  4/1/2011  (Oglethorpe
          Power; Insured: Natl-Re)                                                   A/A3       10,000,000    10,092,100
          Fulton County Facilities COP, 5.00% due 11/1/2017                        AA-/Aa3       8,400,000     9,267,384
          Fulton County Facilities COP, 5.00% due 11/1/2019                        AA-/Aa3       6,600,000     7,135,194
          Gainesville  Water & Sewer Revenue,  6.00% due 11/15/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3       1,160,000     1,217,014
          Lagrange Troup County Hospital  Authority,  5.00% due 7/1/2018 (West
          Georgia Health Foundation Inc.)                                           A+/Aa2       2,500,000     2,707,050
          Main Street Natural Gas Inc., 5.00% due 3/15/2013 (Georgia Gas)            A/A2        1,500,000     1,563,630
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Georgia Gas)           A+/Aa3       3,000,000     3,253,290
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Georgia Gas)            A/A2        3,590,000     3,781,419
          Main Street Natural Gas Inc., 5.00% due 3/15/2015 (Georgia Gas)            A/A2        2,000,000     2,104,280
          Main Street Natural Gas Inc., 5.00% due 3/15/2018 (Georgia Gas)            A/A2        5,000,000     5,102,100
          Monroe  County   Development   Authority  PCR,  6.80%  due  1/1/2012
          (Oglethorpe Power; Insured: Natl-Re)                                      BBB/A3       1,000,000     1,057,400
          Monroe  County  Development  Authority  PCR,  4.50% due 7/1/2025 put
          4/1/2011 (Georgia Power Co.)                                               A/A3        5,000,000     5,044,650
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,990,000     3,447,500
        Guam -- 0.31%
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016          BBB-/NR       5,610,000     6,010,217
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017          BBB-/NR       2,000,000     2,133,760
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018          BBB-/NR       3,000,000     3,238,650
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019          BBB-/NR       1,000,000     1,064,050
        Hawaii -- 0.17%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                BBB/Baa1        890,000       917,715
          Hawaii  State  Department  of Budget & Finance,  4.95% due  4/1/2012
          (Hawaiian Electric Company; Insured: Natl-Re)                            BBB/Baa1      5,850,000     6,045,975
        Idaho -- 0.32%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,640,000     1,616,269
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,370,057
       b  University of Idaho, 1.00% due 4/1/2041 put 4/1/2021                      A+/Aa3       9,250,000     9,713,795
        Illinois -- 7.90%
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,248,195
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,558,280
          Broadview Tax Increment Revenue, 5.375% due 7/1/2015                      NR/NR        3,400,000     3,363,314
          Chicago  Board  of  Education  GO,  6.25%  due  1/1/2015   (Insured:
          Natl-Re)                                                                 BBB/Aa2       1,700,000     1,850,739
          Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                     AA-/Aa2       4,100,000     4,478,307
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,066,970
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC) (ETM)                    A+/Aa3         775,000       817,865
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                          A+/Aa3         225,000       235,121
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                        A+/Aa3       2,130,000     2,221,547
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)        A+/Aa3       2,670,000     2,196,769
       a  Chicago  GO,  0%  due  1/1/2018  (Capital   Appreciation;   Insured:
          Natl-Re)                                                                  A+/Aa3       3,000,000     3,254,130
          Chicago GO, 5.40% due 1/1/2018 (Insured: AGM)                            AA+/Aa3       3,000,000     3,009,930
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AA+/Aa3       8,460,000     9,341,955
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AA+/Aa3       2,000,000     2,219,080
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2018              AA-/Aa2       3,000,000     3,200,910
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2019              AA-/Aa2       2,000,000     2,109,220
          Chicago  Illinois Board of Education GO, 0% due 12/1/2020  (Insured:
          BHAC-CR/FGIC)                                                            AA+/Aa1      12,000,000     7,291,080
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2020              AA-/Aa2       2,500,000     2,593,750
          Chicago  Illinois  Public  Building  Commerce  Building,  2.00%  due
          1/1/2011                                                                  NR/Aa2       1,110,000     1,110,000
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2012                                                                  NR/Aa2       1,660,000     1,713,303
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2013                                                                  NR/Aa2       3,275,000     3,450,343
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,266,116
          Chicago Wastewater Transmission Revenue, 4.00% due 1/1/2018               A+/Aa3       1,475,000     1,490,266
          Chicago Water Revenue, 2.00% due 11/1/2011                               AA-/Aa3       2,360,000     2,387,565
          Cicero Illinois GO, 5.25% due 1/1/2019 (Insured: Syncora)                 NR/NR        6,140,000     6,124,159
          Cook  County  Community  Consolidated  School  District  GO,  0% due
          12/1/2011 (Insured: AGM) (ETM)                                            NR/Aa3       2,370,000     2,356,657
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,285,675
          Cook County  Community  High School  District,  5.00% due 12/15/2012
          (Insured: Assured Guaranty)                                               AA+/NR       3,180,000     3,426,991
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: Assured Guaranty)                                               AA+/NR       6,875,000     7,591,169
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,700,337
          Cook County GO, 3.25% due 11/15/2011 (ETM)                                NR/NR          220,000       225,317
          Cook County GO, 3.25% due 11/15/2011                                      NR/Aa2       1,030,000     1,054,751
          Cook County GO, 5.00% due 11/15/2012                                      AA/Aa2       6,000,000     6,417,780
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re)                   AA/Aa2       3,995,000     4,470,565
          De Kalb County USD GO, 0% due 1/1/2021 (Capital Appreciation)            AA-/Aa2       6,140,000     3,703,464
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,183,530
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/NR        3,000,000     3,167,550
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     3,730,090
          Illinois Educational  Facilities,  3.40% due 11/1/2036 put 11/1/2017
          (Medical Terminal Field Museum)                                           NR/NR        1,300,000     1,261,286
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,429,550
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,100,000     3,240,027
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A3        1,500,000     1,526,235
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A3        3,000,000     3,134,130
          Illinois  Finance  Authority,  5.00% due 11/1/2014  (Central  Dupage
          Health)                                                                   AA/NR        5,000,000     5,464,200
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,151,200
          Illinois  Finance  Authority,  5.00% due 11/1/2015  (Central  Dupage
          Health)                                                                   AA/NR        5,000,000     5,461,450
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,368,950
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                         A-/A3        1,000,000     1,067,480
          Illinois  Finance  Authority,  5.50% due 11/1/2018  (Advocate Health
          Care)                                                                     AA/Aa2       1,000,000     1,115,620
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,000,000     1,050,250
          Illinois  Finance  Authority,   3.50%  due  10/1/2027  put  4/1/2011
          (Depaul University; Insured: Syncora)                                     NR/A3        7,500,000     7,537,875
          Illinois  Finance  Authority,  3.875%  due  11/1/2030  put  5/1/2012
          (Advocate Health Care)                                                    AA/Aa2       2,000,000     2,036,960
          Illinois  Finance  Authority,   2.625%  due  2/1/2033  put  8/1/2015
          (Peoples Gas, Light, & Coke Co.)                                          A-/A1        9,500,000     9,129,215
          Illinois  Finance   Authority,   4.30%  due  6/1/2035  put  6/1/2016
          (Peoples Gas, Light, & Coke Co.; Insured: AMBAC)                          A-/A1        2,450,000     2,473,275
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural UTI)                               A/NR       17,150,000    17,199,049
          Illinois Finance Authority Student Housing, 5.00% due 5/1/2014           NR/Baa3       3,895,000     4,010,292
          Illinois  HFA,  5.50%  due  11/15/2011  (Methodist  Medical  Center;
          Insured: Natl-Re)                                                         BBB/A2       3,000,000     3,007,890
       a  Illinois HFA, 5.00% due 11/15/2013  (Northwestern  Medical Facility;
          Insured: Natl-Re)                                                         NR/A2        2,470,000     2,474,248
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,562,610
          Illinois Sales Tax, 5.00% due 6/15/2011                                   AAA/A1       6,050,000     6,158,174
          Illinois Sales Tax, 3.50% due 6/15/2012                                   AAA/A1       6,055,000     6,224,722
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A1       6,455,000     6,672,663
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A1       6,455,000     6,678,020
          Illinois Sales Tax, 5.125% due 6/15/2015 pre-refunded 6/15/2013           AAA/A1       5,000,000     5,493,150
          Illinois Sales Tax, 5.00% due 6/15/2016                                   AAA/NR       3,500,000     3,824,765
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A1       3,000,000     3,031,350
          Illinois Sales Tax, 5.50% due 6/15/2016 pre-refunded 6/15/2011            AAA/A1       4,000,000     4,093,720
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AA+/Aa3      17,190,000    18,681,920
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AA+/Aa3       5,000,000     5,485,650
          Kane County Forest  Preservation  District GO, 4.00% due  12/15/2015
          (Insured: AMBAC)                                                          AA/NR        2,295,000     2,349,323
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA/NR        2,780,000     3,170,034
          Kane  County  Waubonsee   Community  College  District  GO,  0%  due
          12/15/2013 (Insured: Natl-Re/FGIC)                                       AA+/Aa2       3,000,000     2,642,310
          Lake County  Community  High School  District  GO, 0% due  12/1/2011
          (Insured: Natl-Re/FGIC)                                                   NR/NR        3,235,000     3,151,213
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2012 (Insured: Natl-Re/FGIC)                                   BBB/NR       2,200,000     2,145,594
          McLean & Woodford  Counties  United  School  District  GO, 6.25% due
          12/1/2014 (Insured: AGM)                                                  NR/Aa2       1,005,000     1,052,275
          Melrose Park Water Revenue, 5.20% due 7/1/2018 (Insured: Natl-Re)        BBB/Baa1      1,190,000     1,210,694
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 pre-refunded 10/18/2010 (Insured: Natl-Re) (ETM)            NR/A2          485,000       468,185
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 (Insured: Natl-Re)                                          AAA/A2         560,000       528,382
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2016 (McCormick Place; Insured: Natl-Re/FGIC)                    BBB/A2      11,295,000     9,150,983
          Peoria,  Tazewell,  Etc.  Counties  Community  College  District GO,
          4.25% due 12/1/2015                                                      AA+/Aa2       2,360,000     2,598,478
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,045,650
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,000,000     1,033,840
          Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019             Ap/NR        7,940,000     7,859,171
          Regional  Transportation  Authority,  6.25% due  7/1/2014  (Insured:
          Natl-Re; GO of Authority)                                                 AA/Aa3       3,500,000     3,998,610
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AA+/NR       2,210,000     2,460,062
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                      BBB/Baa2      1,700,000     1,749,623
          Springfield  Electric  Revenue,   5.50%  due  3/1/2013  pre-refunded
          3/1/2011 (Insured: Natl-Re)                                               AA-/NR       2,000,000     2,037,280
          University of Illinois  Board of Trustees  COP,  5.00% due 10/1/2019
          (Insured: AGM)                                                           AA+/Aa2       2,000,000     2,082,680
          Will County Community USD GO, 0% due 11/1/2018 (Insured: AGM)            AA+/Aa2       3,370,000     2,393,307
        Indiana -- 3.47%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR        1,370,000     1,403,497
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2014 (Insured: Syncora)                                              NR/Aa2       1,000,000     1,103,340
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2015 (Insured: Syncora)                                              NR/Aa2       1,480,000     1,644,487
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2016 (Insured: Syncora)                                              NR/Aa2       1,520,000     1,680,345
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,084,420
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC) (State Aid Withholding)                                             A/NR        2,500,000     2,782,925
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3       1,000,000     1,042,960
          Boonville  Junior High School Building Corp., 0% due 1/1/2011 (State
          Aid Withholding)                                                           A/NR          850,000       850,000
          Boonville  Junior High School Building Corp., 0% due 7/1/2011 (State
          Aid Withholding)                                                           A/NR          950,000       939,664
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM) (State Aid Withholding)                                   AA+/Aa3       1,000,000     1,087,960
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2018
          (Insured: AGM) (State Aid Withholding)                                    AA+/NR       3,430,000     3,666,704
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM) (State Aid Withholding)                                             AA+/Aa3       1,250,000     1,336,488
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,390,426
          Carmel Redevelopment District COP, 5.75% due 7/15/2022                    NR/NR        4,470,000     4,186,870
          Central  High  School  Building  Corp.,  5.00% due  2/1/2011  (First
          Mortgage; Insured: AMBAC) (State Aid Withholding)                         AA+/NR       1,970,000     1,977,604
          Clay Multiple School Building Corp.,  4.00% due 7/15/2015 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,075,410
          Clay Multiple School Building Corp.,  5.00% due 7/15/2016 (State Aid
          Withholding)                                                              AA+/NR       1,295,000     1,461,692
          Clay Multiple School Building Corp.,  5.00% due 1/15/2017 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,125,700
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,089,370
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,097,470
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2013                    NR/Aa3       1,715,000     1,814,590
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2014                    NR/Aa3       1,745,000     1,858,338
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2015                    NR/Aa3       1,780,000     1,896,501
          Franklin  Township  Independent  School  Building  Corp.,  5.00% due
          7/5/2018 (Insured: Natl-Re/FGIC) (State Aid Withholding)                   A/NR        3,900,000     3,969,030
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       1,000,000     1,101,050
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/Aa3       1,545,000     1,672,447
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/Aa3       5,000,000     5,286,800
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,610,700
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,297,154
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,058,850
          Indiana  Finance  Authority  Revenue,  5.00%  due  7/1/2011  (Wabash
          Correctional Facilities)                                                 AA+/Aa1       1,390,000     1,420,844
          Indiana Finance Authority Revenue,  4.90% due 1/1/2016 (Indianapolis
          Power & Light Co.)                                                        BBB/A3      11,650,000    12,508,255
          Indiana Finance Authority  Revenue,  5.00% due 7/1/2016  (Forensic &
          Health Science; Insured: Natl-Re)                                        AA+/Aa1       1,030,000     1,152,282
          Indiana  Finance  Authority  Revenue,  5.25%  due  7/1/2018  (Wabash
          Correctional Facilities)                                                 AA+/Aa1       1,000,000     1,143,330
          Indiana Finance  Authority  Revenue,  5.25% due 7/1/2018  (Rockville
          Correctional Facilities)                                                 AA+/Aa1       2,150,000     2,458,159
          Indiana Finance Authority Revenue, 5.00% due 11/1/2018                   AA+/Aa2       2,750,000     3,045,845
          Indiana  Health  Facilities,  5.00% due  11/1/2014  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,000,000     1,097,840
          Indiana Health  Facilities,  5.50% due 11/15/2016  (Ascension Health
          Credit Group)                                                             AA/Aa1       1,385,000     1,491,091
          Indiana  Health  Facilities,  5.00% due  11/1/2018  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,250,000     1,357,800
          Indiana  Health   Facilities,   5.75%  due  11/1/2021   pre-refunded
          11/1/2011 (Sisters of St. Francis)                                        NR/Aa3       3,545,000     3,734,338
          Indiana  Health  Facilities,  3.625%  due  11/15/2036  put  8/1/2011
          (Ascension Health)                                                        AA/Aa1       3,955,000     4,028,009
          Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00% due
          7/15/2016 (Insured: Natl-Re)                                             AA/Baa1       5,000,000     5,629,800
          Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014       AA/NR        1,270,000     1,358,976
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A2       1,000,000     1,106,650
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A2       1,000,000     1,115,070
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,148,244
          Indianapolis   Multi-School  Building  Corp.,  5.50%  due  7/15/2015
          (First Mortgage; Insured: Natl-Re)                                       AA/Baa1       1,690,000     1,922,747
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,063,400
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,615,680
          Knox Middle School Building Corp.  First Mortgage,  0% due 1/15/2020
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          BBB/NR       1,295,000       806,034
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,200,000     1,340,700
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,250,000     1,415,525
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2013
          (Insured: Natl-Re) (State Aid Withholding)                               A+/Baa1       1,055,000     1,139,970
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2014
          (Insured: Natl-Re) (State Aid Withholding)                               A+/Baa1       1,135,000     1,244,448
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2015
          (Insured: Natl-Re) (State Aid Withholding)                               A+/Baa1       1,140,000     1,259,392
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,857,075
          Perry  Township  Multi School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM) (State Aid Withholding)                                    NR/Aa2       2,130,000     2,346,749
          Plainfield  Community  High School  Building Corp.  First  Mortgage,
          5.00% due 1/15/2015 (Insured: Natl-Re/FGIC)                                A/NR        1,445,000     1,579,631
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,515,986
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,101,460
          South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,623,702
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,471,316
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,061,680
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,785,000     2,029,117
          Vincennes University, 3.00% due 6/1/2014                                  NR/Aa3       1,000,000     1,036,180
          Vincennes University, 3.00% due 6/1/2015                                  NR/Aa3       1,000,000     1,034,890
          Vincennes University, 4.00% due 6/1/2018                                  NR/Aa3       1,000,000     1,049,050
          Vincennes University, 5.00% due 6/1/2020                                  NR/Aa3       1,000,000     1,093,720
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       2,895,000     3,229,836
          Wawasee  Community School Corp. First Mortgage,  5.50% due 7/15/2011
          (State Aid Withholding) (ETM)                                             AA+/NR         560,000       567,823
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa1      1,335,000     1,483,505
          West  Clark  School  Building  Corp.   First  Mortgage,   5.75%  due
          7/15/2011 (Insured: Natl-Re/FGIC) (State Aid Withholding)                 AA+/NR       1,075,000     1,105,928
        Iowa -- 0.43%
          Des Moines  Limited  Obligation,  4.40% due  12/1/2015 put 12/1/2011
          (Des Moines Parking Associates; LOC: Wells Fargo Bank)                    NR/NR        1,980,000     1,983,465
          Dubuque Community School District, 2.75% due 7/1/2011                     NR/NR          450,000       452,520
          Dubuque Community School District, 2.75% due 1/1/2012                     NR/NR        1,500,000     1,514,055
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2014  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,500,000     2,724,675
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2015  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,300,000     2,535,037
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,779,184
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,500,000     1,672,005
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,778,928
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3         990,000     1,101,989
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2018  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,405,000     1,557,990
        Kansas -- 0.75%
          Burlington  Environmental  Improvement,   5.00%  due  12/1/2023  put
          4/1/2011 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       2,800,000     2,825,284
          Burlington  Environmental  Improvement,   5.25%  due  12/1/2023  put
          4/1/2013 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       5,000,000     5,306,150
          Burlington  Environmental  Improvement,   5.375%  due  9/1/2035  put
          4/1/2013 (Kansas City Power & Light; Insured: Natl-Re/FGIC)              NR/Baa2      12,500,000    13,299,375
          Johnson County USD GO, 4.50% due 10/1/2014                                AA/Aaa       5,750,000     5,904,100
          Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,946,958
        Kentucky -- 0.38%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AA+/Aa2       2,145,000     2,455,360
          Kentucky Economic DFA, 6.50% due 10/1/2020                                NR/NR        3,035,000     3,069,174
          Kentucky  Economic  DFA,  0%  due  10/1/2021  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa1      2,100,000     1,122,198
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                   AA/Aa2       5,000,000     5,534,350
          Kentucky  Municipal  Power  Agency,  4.00%  due  9/1/2015  (Insured:
          Assured Guaranty)                                                        AA+/Aa3       2,955,000     3,161,525
        Louisiana -- 3.40%
          Bossier  City  Louisiana  Public  Improvement,  4.00% due  12/1/2018
          (Insured: AGM)                                                           AA+/Aa3       2,020,000     2,113,183
          Bossier  City  Louisiana  Public  Improvement,  4.50% due  12/1/2021
          (Insured: AGM)                                                           AA+/Aa3       2,240,000     2,313,562
          East Baton Rouge Sewer, 4.00% due 2/1/2013                               AA-/Aa2       1,000,000     1,054,910
          East Baton Rouge Sewer, 5.00% due 2/1/2014                               AA-/Aa2       1,000,000     1,097,310
          East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: AGM)                AA+/Aa2       3,000,000     3,311,730
          East Baton Rouge Sewer Commission, 3.00% due 2/1/2012                    AA-/Aa2       1,000,000     1,022,740
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,169,993
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                  AA+/Aa3       2,000,000     2,248,180
          Lafayette Utilities Revenue, 4.00% due 11/1/2016                          A+/A1        1,395,000     1,486,094
          Lafayette Utilities Revenue, 4.00% due 11/1/2018                          A+/A1        1,910,000     1,978,569
          Lafayette Utilities Revenue, 5.00% due 11/1/2019                          A+/A1        1,000,000     1,092,810
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                         A-/Baa1      10,265,000    10,974,722
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      NR/Ba3         370,000       369,567
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,590,120
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,597,860
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2015 (Independence Stadium)                       A/NR        1,000,000     1,078,520
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2016 (Independence Stadium)                       A/NR        1,000,000     1,081,580
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2017 (Independence Stadium)                       A/NR        1,265,000     1,366,453
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2018 (Independence Stadium)                       A/NR        1,000,000     1,071,250
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC)                                                                      NR/NR       22,000,000    23,695,320
          Louisiana Public Facilities  Authority  Hospital Revenue,  5.75% due
          7/1/2015 (Franciscan Missionaries; Insured: AGM)                         AA+/Aa3       1,325,000     1,476,143
       a  Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2012
          (Department of Public Safety; Insured: AGM)                              AA+/Aa3       1,250,000     1,317,438
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2013
          (Department of Public Safety; Insured: AGM)                              AA+/Aa3       2,500,000     2,686,950
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2014
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,035,230
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2015
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,825,000     1,891,594
          Louisiana Public Facilities Authority Revenue,  2.875% due 11/1/2015
          (Entergy Gulf States)                                                    BBB+/NR       2,500,000     2,460,075
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2016
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,024,050
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2017
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,035,000     1,044,491
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2018
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000       996,890
          Louisiana Public Facilities  Authority Revenue,  7.00% due 12/1/2038
          put 12/1/2011 (Cleco Power LLC)                                          BBB/Baa2      9,000,000     9,354,510
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                AA-/Aa2       4,000,000     4,527,280
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2015 (State Capitol)                                                  NR/Aa3       2,830,000     3,083,143
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2016 (State Capitol)                                                  NR/Aa3       1,000,000     1,093,060
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2018 (State Capitol)                                                  NR/Aa3       2,500,000     2,702,600
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2021 (State Capitol)                                                  NR/Aa3       3,595,000     3,729,705
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 pre-refunded 3/1/2015 (Insured: Radian)                NR/NR        1,505,000     1,672,491
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,495,928
          Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)         AA+/Aa3       4,500,000     4,971,285
          Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)         AA+/Aa3       4,800,000     5,238,432
          Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)         AA+/Aa3       3,840,000     4,092,173
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,042,356
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,128,224
          Regional  Transportation  Authority,  8.00% due 12/1/2011  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       1,250,000     1,317,188
          Regional Transportation  Authority,  5.00% due 12/1/2017 (Sales Tax;
          Insured: AGM)                                                            AA+/Aa3         755,000       839,990
          Regional Transportation  Authority,  5.00% due 12/1/2019 (Sales Tax;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,092,140
          Regional Transportation  Authority,  5.00% due 12/1/2021 (Sales Tax;
          Insured: AGM)                                                             NR/NR        1,000,000     1,061,640
          Regional Transportation  Authority,  5.00% due 12/1/2022 (Sales Tax;
          Insured: AGM)                                                            AA+/Aa3       1,110,000     1,160,838
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,543,940
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2014
          (General Medical Center)                                                  NR/A2          800,000       826,320
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2015
          (General Medical Center)                                                  NR/A2          575,000       592,428
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2017
          (General Medical Center)                                                  NR/A2        1,000,000     1,000,500
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2018
          (General Medical Center)                                                  NR/A2        1,000,000     1,048,220
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2019
          (General Medical Center)                                                  NR/A2        1,810,000     1,875,468
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2021
          (General Medical Center)                                                  NR/A2        2,320,000     2,357,630
        Maine -- 0.09%
          Maine Finance  Authority Solid Waste  Disposal,  3.80% due 11/1/2015
          (Waste Management, Inc.)                                                  BBB/NR       3,440,000     3,432,054
        Massachusetts -- 2.26%
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017                A-/NR        2,540,000     2,774,594
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018                A-/NR        2,825,000     3,055,153
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019                A-/NR        2,765,000     2,953,545
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020                A-/NR        2,965,000     3,117,431
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                         A/Baa1       1,025,000     1,051,937
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        2,760,000     2,743,219
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa1      1,970,000     2,019,033
          Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Semass
          Partnership; Insured: Natl-Re)                                            A/Baa1       3,970,000     3,970,000
          Massachusetts Educational Financing Authority, 5.25% due 1/1/2016         AA/NR        2,450,000     2,655,629
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,879,673
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR       11,170,000    12,184,236
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     8,228,250
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2011 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       2,345,000     2,411,293
          Massachusetts Health & Educational Facilities Authority,  5.375% due
          5/15/2012   (New   England   Medical   Center   Hospital;   Insured:
          Natl-Re/FGIC) (ETM)                                                       NR/NR        3,415,000     3,625,125
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       2,330,000     2,458,430
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       3,215,000     3,452,492
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                   BBB+/Baa1      2,750,000     2,903,340
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                   BBB+/Baa1      2,625,000     2,776,410
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                   BBB+/Baa1      4,290,000     4,408,790
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       1,750,000     1,811,513
          Massachusetts Health & Educational  Facilities Authority,  0.24% due
          8/15/2034  put  1/3/2011  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                               AA-/Aa2       5,300,000     5,300,000
          Massachusetts Health & Educational  Facilities Authority,  0.30% due
          12/1/2037  put 1/3/2011  (Museum of Fine Arts;  SPA: Bank of America
          N.A.) (daily demand notes)                                                AA/Aa2       1,400,000     1,400,000
          Massachusetts Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2       2,000,000     2,130,500
          Massachusetts   Western   Turnpike   Revenue,   5.55%  due  1/1/2017
          (Insured: Natl-Re)                                                        A/Aa3       11,265,000    11,311,862
        Michigan -- 6.01%
          Battle Creek, 5.00% due 5/1/2020 (Insured:  AMBAC)                       AA-/Aa3       3,200,000     3,355,232
          Byron Center Michigan Public Schools,  3.00% due 5/1/2013  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,745,000     1,803,440
          Byron Center Michigan Public Schools,  4.00% due 5/1/2015  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,985,000     2,119,226
          Byron Center Michigan Public Schools,  4.00% due 5/1/2017  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,305,000     1,376,175
          Byron Center Michigan Public Schools,  4.00% due 5/1/2018  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,935,000     2,008,066
          Byron Center Michigan Public Schools,  4.00% due 5/1/2020  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,000,000       996,100
          Detroit GO, 5.50% due  4/1/2019  pre-refunded  12/13/2005  (Insured:
          Natl-Re)                                                                  BBB/NR       1,400,000     1,417,164
          Detroit Sewage Disposal Revenue, 5.00% due 7/1/2013 (Insured: AGM)       AA+/Aa3       1,590,000     1,688,532
          Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2014  (Insured:
          Natl-Re)                                                                   A/A2        2,000,000     2,117,620
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2015 (Insured: AGM)       AA+/Aa3       3,500,000     3,836,420
          Detroit  Sewage  Disposal  Revenue,  5.50%  due  7/1/2016  (Insured:
          Natl-Re)                                                                  BBB/A1         375,000       406,954
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2017 (Insured: AGM)       AA+/Aa3         550,000       602,410
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2019  (Insured:
          Natl-Re)                                                                  BBB/A1       3,900,000     4,063,254
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  BBB/A1       3,415,000     3,507,615
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  BBB/A1       3,305,000     3,394,632
          Detroit Water, 5.40% due 7/1/2011 (Insured: Natl-Re)                      BBB/A1       1,000,000     1,017,050
          Detroit Water Supply Systems, 6.00% due 7/1/2015 (Insured: Natl-Re)       A+/A1        3,280,000     3,681,046
          Detroit Water Supply Systems, 5.00% due 7/1/2016 (Insured: AGM)          AA+/Aa3       2,750,000     2,950,475
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      8,845,000     8,988,731
          Dickinson County Health Care Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        3,140,000     3,161,886
          Grand Haven Electric Revenue, 5.50% due 7/1/2016 (Insured: Natl-Re)      BBB/Baa1      3,890,000     4,174,553
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       1,480,000     1,343,603
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2015 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     1,802,231
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2016 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,850,000     1,911,291
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.50% due
          5/15/2017 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,830,000     1,918,609
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA+/Aa3       1,520,000     1,623,147
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA+/Aa3       2,500,000     2,669,650
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2020 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     1,812,659
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2021 (Bronson Hospital; Insured: AGM)                                NR/Aa3       2,350,000     2,423,860
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,404,639
          Kentwood Public Schools GO, 5.00% due 5/1/2015 (Insured: Natl-Re)        AA-/Aa2       4,050,000     4,307,458
          Lansing  Steam  &  Electric  Utility  Systems,  5.00%  due  7/1/2016
          (Insured: AMBAC)                                                         AA-/Aa3       2,000,000     2,097,500
          Michigan HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
          AGM)                                                                     AA+/Aa3         745,000       747,108
          Michigan  Housing  Development  Authority Rental Housing Revenue GO,
          5.00% due 4/1/2016                                                        AA/NR        4,685,000     4,802,687
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AA+/Aa3       4,300,000     4,704,329
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,647,100
          Michigan State Building  Authority,  5.25% due 10/15/2015  (Insured:
          AGM)                                                                     AA+/Aa3       1,305,000     1,416,564
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,537,880
          Michigan  State  COP,  4.25% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                 BBB/Baa1      5,500,000     5,561,600
          Michigan  State  COP,  5.00% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                 BBB/Baa1     11,630,000    11,817,592
          Michigan State HFA, 5.50% due 11/15/2015 (Henry Ford Health System)        A/A1        2,300,000     2,499,272
          Michigan  State  HFA,  5.00%  due   11/15/2017   (Sparrow   Memorial
          Hospital)                                                                 A+/A1        1,000,000     1,041,820
          Michigan State HFA, 5.50% due 11/15/2017 (Henry Ford Health System)        A/A1        1,530,000     1,647,581
          Michigan State HFA, 5.50% due 11/15/2018 (Henry Ford Health System)        A/A1        3,500,000     3,751,230
          Michigan  State HFA,  5.75% due  12/1/2034  put  12/1/2015  (Trinity
          Health)                                                                   AA/Aa2      10,000,000    11,512,600
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,291,040
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,205,000     1,267,624
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                        AA/Aa1       3,000,000     3,339,540
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,029,750
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,270,520
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,031,160
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2011   (NSF
          International)                                                            A-/NR        2,240,000     2,269,613
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2012   (NSF
          International)                                                            A-/NR        2,345,000     2,414,177
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AA+/Aa3       2,000,000     2,150,500
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                                BB/NR        1,805,000     1,710,328
          Michigan State Strategic Fund, 5.25% due 10/15/2019  (Michigan House
          Republic Facilities; Insured: Assured Guaranty)                          AA+/Aa3       1,000,000     1,063,200
          Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                       A/NR        7,500,000     7,984,500
          Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                       A/NR        5,160,000     5,616,866
          Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put 9/1/2011
          (Detroit Edison Co.; Insured: AMBAC)                                    BBB+/Baa1      4,850,000     4,915,669
          Michigan Strategic Fund Limited Michigan House Republic  Facilities,
          5.25% due 10/15/2020 (Insured: Assured Guaranty)                         AA+/Aa3       4,025,000     4,203,992
          Michigan  Strategic  Fund  Solidwaste  Disposal  Revenue,  2.80% due
          12/1/2013 (Waste Management Inc.)                                         BBB/NR       2,850,000     2,802,918
          Rockford Public Schools GO, 4.80% due 5/1/2017 (Insured: Q-SBLF)         AA-/Aa2       1,130,000     1,155,662
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,293,512
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  6.25% due
          9/1/2014 (William Beaumont Hospital)                                       A/A1        1,000,000     1,107,820
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  5.25% due
          8/1/2017 (William Beaumont Hospital)                                       A/A1        5,855,000     6,163,910
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2       12,645,000    12,924,707
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2        2,600,000     2,751,346
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        4,395,000     4,577,524
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        3,115,000     3,244,366
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2011                                                                  AA/NR        1,000,000     1,000,000
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2012                                                                  AA/NR          655,000       669,325
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,052,320
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,065,480
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,870,000     2,068,687
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,863,419
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,682,865
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,671,120
          Wyandotte School District GO, 4.00% due 5/1/2011 (Insured: Q-SBLF)       AA+/Aa3       2,810,000     2,839,112
        Minnesota -- 1.43%
          Dakota County  Community  Development  Agency Multi Family  Housing,
          5.00% due 11/1/2017 (Commons on Marice)                                   NR/NR        1,150,000     1,057,114
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,047,580
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (HealthPartners Obligated Group)                                         BBB+/A3       2,200,000     2,332,462
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     8,980,889
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       3,460,000     3,652,757
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       1,335,000     1,462,065
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       2,500,000     2,751,675
          Minnesota GO, 5.00% due 8/1/2016 pre-refunded 9/29/2010                  AAA/Aa1       3,200,000     3,415,744
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2019                                                                  A-/A2        5,000,000     5,421,350
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2020                                                                  A-/A2        3,500,000     3,751,440
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2012  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,044,110
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2013  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,064,890
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2015  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,087,870
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2016  (Centracare
          Health Systems)                                                           NR/A2        1,250,000     1,360,550
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        2,920,000     3,185,808
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,091,030
       a  St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2018  (Centracare
          Health Systems)                                                           NR/A2        3,105,000     3,329,057
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2019  (Centracare
          Health Systems)                                                           NR/A2        3,495,000     3,697,256
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2020  (Centracare
          Health Systems)                                                           NR/A2        3,200,000     3,360,480
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.00% due 2/1/2018 (Gillette Children's Specialty)                        A-/NR        1,255,000     1,314,349
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 2/1/2020 (Gillette Children's Specialty)                        A-/NR        2,010,000     2,084,913
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 5/15/2021 (HealthPartners Obligated Group)                     BBB+/A3       1,070,000     1,063,173
        Mississippi -- 0.47%
          Gautier  Utility  District  Systems,  5.50% due  3/1/2012  (Insured:
          Natl-Re/FGIC)                                                             NR/NR        1,020,000     1,063,064
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,488,145
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,526,974
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,465,000     1,551,010
          Mississippi Development Bank Special Obligation,  5.00% due 1/1/2011
          (Insured: AGM/FGIC; Guaranty: Madison County)                            AA+/Aa3       5,000,000     5,000,000
          Mississippi Development Bank Special Obligation,  5.00% due 8/1/2018
          (Department of Corrections)                                               AA-/NR       4,910,000     5,402,179
        Missouri -- 0.97%
          Cass County COP, 3.00% due 5/1/2012                                       A+/NR        1,015,000     1,036,691
          Cass County COP, 3.00% due 5/1/2014                                       A+/NR        1,425,000     1,451,192
          Cass County COP, 4.00% due 5/1/2015                                       A+/NR        1,000,000     1,046,830
          Cass County COP, 4.00% due 5/1/2018                                       A+/NR        2,255,000     2,271,168
          Cass County COP, 4.50% due 5/1/2019                                       A+/NR        1,270,000     1,295,324
          Cass County COP, 5.00% due 5/1/2020                                       A+/NR        2,255,000     2,352,957
          Cass County COP, 5.00% due 5/1/2021                                       A+/NR        1,750,000     1,789,183
          Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)       NR/NR        2,500,000     2,501,575
          Missouri  Development  Finance Board,  4.00% due 6/1/2014  (Electric
          Systems)                                                                   A/NR        3,930,000     4,132,395
          Missouri  Development  Finance Board,  4.00% due 6/1/2015  (Electric
          Systems)                                                                   A/NR        1,000,000     1,048,150
          Missouri  Development  Finance Board,  4.00% due 6/1/2016  (Electric
          Systems)                                                                   A/NR        1,560,000     1,630,278
          Missouri  Development  Finance Board,  5.00% due 6/1/2017  (Electric
          Systems)                                                                   A/NR        1,525,000     1,657,233
          Missouri  Development  Finance Board,  5.00% due 6/1/2018  (Electric
          Systems)                                                                   A/NR        1,705,000     1,838,399
          Missouri  Development  Finance Board,  5.00% due 6/1/2019  (Electric
          Systems)                                                                   A/NR        1,790,000     1,910,198
          Missouri  Development  Finance Board,  5.00% due 6/1/2020  (Electric
          Systems)                                                                   A/NR        1,000,000     1,052,910
          Missouri  Development  Finance Board Health Care  Facilities,  4.80%
          due 11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                    NR/Aa2         545,000       556,025
          Missouri Housing Development Commission, 2.00% due 1/1/2012               AA/NR        3,000,000     3,036,690
          Missouri Regional  Convention & Sports Complex,  5.25% due 8/15/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,800,000     1,948,050
          Missouri State Health & Educational Facilities Authority,  5.00% due
          6/1/2011 (SSM Health Care Corp.)                                          AA-/NR       1,000,000     1,018,430
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,064,970
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,047,300
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,029,580
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,164,940
        Nebraska -- 0.53%
          Madison County Hospital Authority,  5.50% due 7/1/2012  pre-refunded
          1/1/2012 (Faith Regional Health Services; Insured: Radian)                NR/NR        1,625,000     1,700,417
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,367,750
          Public Power Generation Agency,  5.00% due 1/1/2020 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        9,930,000    10,336,832
          Public Power Generation Agency,  5.00% due 1/1/2021 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        1,860,000     1,911,373
          University of Nebraska Facilities Corp., 2.00% due 7/15/2011              AA/Aa1       2,100,000     2,118,921
        Nevada -- 1.63%
          Clark County GO, 4.00% due 7/1/2012                                      AA+/Aa1       3,570,000     3,740,824
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,449,640
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aa1       1,185,000     1,329,179
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,795,000     1,870,264
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                  AA/Aa1       1,000,000     1,084,080
          Clark County School District GO, 5.50% due 6/15/2015 (Insured: AGM)      AA+/Aa1       5,085,000     5,586,330
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,245,877
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,300,660
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/A1        1,530,000     1,644,306
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/A1        2,680,000     2,924,202
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/A1        6,000,000     6,156,840
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa3       4,000,000     4,349,320
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa3       4,300,000     4,649,289
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa3       4,000,000     4,276,920
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa2       1,825,000     2,204,910
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa2       2,095,000     2,544,776
          Las  Vegas  Special  Local  Improvement  District  707,  5.125%  due
          6/1/2011 (Insured: AGM)                                                  AA+/Aa3       1,515,000     1,534,846
          Las  Vegas  Special  Local  Improvement  District  707,  5.375%  due
          6/1/2013 (Insured: AGM)                                                  AA+/Aa3       1,050,000     1,060,679
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa1       1,050,000     1,179,602
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa1       1,000,000     1,104,900
          Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,083,450
       a  Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,100,000     1,199,583
          Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,081,570
        New Hampshire -- 0.32%
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                                BBB+/NR       1,300,000     1,390,792
          New Hampshire  Health & Educational  Facilities,  4.50% due 8/1/2014
          (Dartmouth-Hitchcock)                                                     A+/NR        1,835,000     1,952,091
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern NH Health Systems)                                              A-/NR        1,260,000     1,334,365
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern NH Health Systems)                                              A-/NR        1,000,000     1,051,940
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re)                                                                  AA/A1        2,985,000     3,422,631
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re)                                                                  AA/A1        3,130,000     3,594,242
        New Jersey -- 2.35%
          Camden  County  Improvement  Authority,  5.00% due 7/1/2014  (Cooper
          Medical School)                                                           A+/A2        2,845,000     3,080,566
          Camden  County  Improvement  Authority,  5.00% due 7/1/2015  (Cooper
          Medical School)                                                           A+/A2        2,990,000     3,253,897
          Camden  County  Improvement  Authority,  5.00% due 7/1/2016  (Cooper
          Medical School)                                                           A+/A2        3,040,000     3,314,755
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                BBB/Baa1      1,610,000     1,762,258
          Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)                BBB/Baa1        710,000       801,902
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                BBB/Baa1      1,500,000     1,695,060
          Hudson County  Improvement  Authority,  5.25% due 10/1/2011  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       1,270,000     1,309,942
          Hudson County  Improvement  Authority,  5.25% due 10/1/2014  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       3,000,000     3,307,260
          Hudson County  Improvement  Authority,  4.75% due 10/1/2015  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       2,000,000     2,182,480
          Hudson County  Improvement  Authority,  4.75% due 10/1/2016  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       3,155,000     3,436,647
          Hudson County  Improvement  Authority,  4.75% due 10/1/2017  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       4,065,000     4,392,558
          Hudson County  Improvement  Authority,  4.75% due 10/1/2018  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       2,000,000     2,140,680
          Hudson County  Improvement  Authority,  4.75% due 10/1/2019  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       4,390,000     4,618,543
          Hudson County  Improvement  Authority,  5.375% due 10/1/2020 (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       1,955,000     2,118,692
          New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                   NR/NR        1,000,000     1,001,800
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000       987,500
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                            AA-/Aa3      10,000,000    11,064,800
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2011 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa3      5,000,000     5,026,700
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa3      7,375,000     7,488,575
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,605,420
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,177,930
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,312,750
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        6,000,000     6,457,080
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        7,650,000     8,282,655
          Passaic  Valley  Sewer  Commissioners  Sewer  System GO,  5.625% due
          12/1/2018                                                                 NR/A2        1,210,000     1,332,428
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2019                                                                 NR/A2        2,000,000     2,198,220
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2020                                                                 NR/A2        2,800,000     3,045,616
        New Mexico -- 1.29%
          Albuquerque Airport, 5.50% due 7/1/2013                                    A/A1        1,820,000     1,969,295
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                           A/A3        2,400,000     2,492,256
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                 AA+/Aa3       2,365,000     2,768,185
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                 AA+/Aa3       2,205,000     2,588,119
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018        AAA/Aaa       5,000,000     5,543,350
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021        AAA/Aaa       3,000,000     3,202,470
          New Mexico Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
          AMBAC) (ETM)                                                             AAA/Aa1       4,865,000     4,968,624
          New Mexico Severance Tax, 5.00% due 7/1/2014                              AA/Aa1       7,435,000     8,313,668
          New Mexico Severance Tax, 5.00% due 7/1/2015                              AA/Aa1       5,500,000     6,244,755
          New Mexico Severance Tax, 5.00% due 7/1/2016                              AA/Aa1      10,265,000    11,786,376
          Santa Fe Gross Receipts Tax, 5.00% due 6/1/2011                          AA+/Aa3       1,750,000     1,782,183
        New York -- 5.01%
          Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AA+/Aa3       1,535,000     1,679,014
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2011
          (Buffalo School District; Insured: AGM)                                  AA+/Aa3       8,750,000     8,883,175
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,316,110
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       8,795,000     9,782,591
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,087,398
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,519,950
          Monroe County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
          Insured: Radian)                                                          NR/NR        3,910,000     3,926,578
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2018 (NY
          Institute of Technology)                                                BBB+/Baa2      1,260,000     1,352,030
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2020 (NY
          Institute of Technology)                                                BBB+/Baa2      1,480,000     1,549,501
          New York City GO, 3.00% due 8/1/2011                                      AA/Aa2      17,400,000    17,658,912
          New  York  City GO,  0.31%  due  11/1/2026  put  1/3/2011  (Insured:
          AGM/SPA: Dexia ) (daily demand notes)                                    AAA/Aa2         725,000       725,000
          New York City GO,  0.37% due  4/1/2035  put  1/3/2011  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa2         300,000       300,000
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2013             A+/Aa3       2,755,000     2,953,222
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2019             A+/Aa3       2,700,000     2,932,362
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2020             A+/Aa3      10,000,000    10,710,200
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2021             A+/Aa3       2,615,000     2,757,857
          New York City IDA, 5.25% due 6/1/2011  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,215,000     2,249,886
          New York City IDA, 5.25% due 6/1/2012  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,330,000     2,444,916
          New York  City  Municipal  Water  Financing  Authority,  5.375%  due
          6/15/2017                                                                AAA/Aa1       5,000,000     5,316,250
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aaa       5,000,000     5,383,850
          New York City Transitional  Finance  Authority,  4.00% due 7/15/2014
          (State Aid Witholding)                                                   AA-/Aa3       2,000,000     2,156,680
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aaa       2,000,000     2,254,920
          New York City Transitional  Finance  Authority,  5.00% due 7/15/2016
          (State Aid Witholding)                                                   AA-/Aa3       2,155,000     2,445,990
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                  AA-/Aa3       4,865,000     5,459,503
          New York Dormitory Authority,  5.25% due 5/15/2017 (Court Facilities
          Lease; Insured: AMBAC                                                    AA-/Aa3       3,585,000     4,026,564
          New York  Dormitory  Authority,  5.25% due  11/15/2029 put 5/15/2012
          (Insured: Natl-Re/FGIC)                                                  AA-/Aa3       1,540,000     1,610,486
          New York State  Dormitory  Authority,  5.50% due 7/1/2012  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,820,000     1,898,242
          New York State Dormitory  Authority,  5.00% due 11/1/2012  (Insured:
          SONYMA)                                                                   NR/Aa1       1,395,000     1,399,436
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,500,000     1,586,700
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA+/Aa3       3,650,000     3,962,914
          New York State Dormitory  Authority,  5.00% due 11/1/2013  (Insured:
          SONYMA)                                                                   NR/Aa1       3,105,000     3,114,719
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services)                                                          AA-/NR       2,640,000     2,731,766
          New York State Dormitory  Authority,  5.00% due 11/1/2014  (Insured:
          SONYMA)                                                                   NR/Aa1       1,010,000     1,013,101
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AA+/Aa3       4,825,000     5,196,911
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,299,605
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,730,900
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      2,500,000     2,646,125
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts Financing; Insured: Natl-Re; State Aid Withholding)             A+/A2        1,570,000     1,671,045
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,707,250
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2026  put
          5/15/2012 (Insured: AMBAC)                                               AA-/Aa3       4,000,000     4,183,080
          New  York  State  Thruway  Authority  Service  Contract,  5.50%  due
          4/1/2013 (Local Highway & Bridge; Insured: Syncora)                      AA-/Aa3       1,000,000     1,055,980
          Port  Authority  148th,  5.00% due  8/15/2017  (Insured:  AGM; GO of
          Authority)                                                               AA+/Aa2       4,725,000     5,359,615
          Rockland County GO, 1.50% due 3/9/2011                                   NR/Mig1      17,500,000    17,524,500
          Suffolk County  Industrial  Development  Agency Civic Facilities GO,
          5.25% due 3/1/2019 (NY Institute of Technology)                         BBB+/Baa2      1,400,000     1,446,704
          Tobacco Settlement Financing Corp. Asset Backed, 5.00% due 6/1/2011       AA-/NR       1,695,000     1,726,764
          Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013      AA-/Aa3       1,145,000     1,148,790
          Tobacco Settlement  Financing Corp. Asset Backed, 5.25% due 6/1/2013
          (Insured: Syncora)                                                       AA-/Aa3         715,000       717,367
          Tobacco Settlement Financing Corp. Asset Backed, 5.50% due 6/1/2015      AA-/Aa3       3,000,000     3,010,170
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,825,884
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,354,000
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,388,520
        North Carolina -- 1.49%
          Buncombe County COP, 5.00% due 4/1/2019 (Insured: Natl-Re)                AA/Aa2       2,225,000     2,415,683
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,801,843
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,214,760
          Mecklenburg County COP, 5.00% due 2/1/2011                               AA+/Aa1       1,000,000     1,003,880
          North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2011       A-/Baa1       3,000,000     3,000,000
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        A-/Baa1         650,000       676,884
          North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        A-/Baa1       1,100,000     1,147,553
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,132,448
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                   BBB/Baa1      2,990,000     3,152,536
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,899,444
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,965,000     7,005,057
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     8,700,600
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AA+/Aa3       3,000,000     3,278,670
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          (Correctional Facilities)                                                AA+/Aa1       2,400,000     2,580,480
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                           AA+/Aa3       1,000,000     1,071,300
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric) (ETM)                                                           NR/NR          800,000       871,944
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                 NR/A2        1,705,000     1,844,503
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,100,000     3,525,971
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 (Correctional Facilities)                                       AA+/Aa1       5,000,000     5,431,250
          University  of  North  Carolina  Systems  Pool  Revenue,  5.00%  due
          4/1/2012 (Insured: AMBAC)                                                 NR/NR        1,030,000     1,077,380
          Wake County GO, 5.00% due 3/1/2011                                       AAA/Aaa       4,000,000     4,031,440
        North Dakota -- 0.07%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,013,450
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB+/NR       1,560,000     1,630,777
        Ohio -- 3.10%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AA+/NR       3,000,000     3,308,280
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AA+/NR       2,000,000     2,240,240
          Akron GO, 5.00% due 12/1/2019                                             AA-/NR       1,685,000     1,845,614
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    10,952,600
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,001,900
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A3        5,500,000     6,058,910
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A3        5,015,000     5,476,380
          Cleveland  Cuyahoga County Cultural  Facilities  Revenue,  5.00% due
          10/1/2019 (Cleveland Museum of Art)                                       AA+/NR       2,000,000     2,200,900
          Cleveland GO, 5.75% due 8/1/2012 (Insured: Natl-Re)                       AA/A1        1,500,000     1,606,785
          Garfield  Heights City School  Improvement GO, 5.375% due 12/15/2016
          (Insured: Natl-Re)                                                        NR/Aa3       1,625,000     1,806,220
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,119,780
          Lorain County Ohio Hospital Revenue,  5.625% due 10/1/2017 (Catholic
          Health Care)                                                              AA-/A1       1,900,000     1,975,867
          Lorain County Ohio Hospital Revenue,  5.75% due 10/1/2018  (Catholic
          Health Care)                                                              AA-/A1       2,565,000     2,667,831
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,741,775
          Montgomery  County,  4.10% due  10/1/2041 put  11/10/2011  (Catholic
          Health Initiatives)                                                      AA+/Aa2       2,500,000     2,566,825
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (FirstEnergy Nuclear)                                                   BBB-/Baa1      5,000,000     5,301,050
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (FirstEnergy Nuclear)                                     BBB-/Baa2      2,500,000     2,755,575
          Ohio State Air Quality  Development  Authority,  3.375% due 1/1/2034
          put 7/1/2015 (FirstEnergy Nuclear)                                        NR/NR        7,200,000     7,042,464
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                                BBB/A3       4,800,000     4,838,880
          Ohio  State  Building  Authority,   5.00%  due  10/1/2015  (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       4,600,000     5,141,420
          Ohio  State  Department   Administrative  Services  COP,  5.00%  due
          9/1/2015 (Insured: Natl-Re)                                               AA/Aa2       1,950,000     2,132,247
          Ohio State GO, 4.00% due 10/1/2014                                       AA-/Aa3       2,075,000     2,242,515
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        3,375,000     3,679,594
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa1      5,500,000     5,998,410
          Ohio State Water Development  Authority PCR, 3.375% due 1/1/2034 put
          7/1/2015 (FirstEnergy Nuclear)                                            NR/NR       24,400,000    24,104,028
          University   Akron  Ohio  General   Receipts,   5.00%  due  1/1/2018
          (Insured: AGM)                                                           AA+/Aa3       3,415,000     3,790,991
        Oklahoma -- 1.84%
          Cleveland County ISD, 3.00% due 3/1/2012                                  NR/Aa2       4,040,000     4,145,080
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,240,150
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2014
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,267,550
          Comanche County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
          Radian)                                                                  BBB-/NR       1,000,000     1,012,450
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,418,537
          Oklahoma County Finance Authority Educational Facilities,  3.50% due
          3/1/2012 (Putnam City Public Schools)                                      A/NR        3,825,000     3,915,844
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2013 (Putnam City Public Schools)                                      A/NR        2,580,000     2,687,302
          Oklahoma County Finance  Authority  Educational  Facilities,  3.125%
          due 9/1/2013 (Western Heights Public Schools)                             A+/NR        2,525,000     2,577,217
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2014 (Putnam City Public Schools)                                      A/NR        3,380,000     3,542,071
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,264,720
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,392,728
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,263,015
          Oklahoma County ISD, 3.00% due 1/1/2012                                   A+/NR        3,880,000     3,967,998
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     4,015,257
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        3,880,000     4,047,771
          Oklahoma County ISD, 3.00% due 1/1/2015                                   A+/NR        3,735,000     3,913,122
          Oklahoma  DFA  Health  Facilities,  5.00%  due  8/15/2017  (Integris
          Health)                                                                  AA-/Aa3       4,375,000     4,775,969
          Oklahoma DFA Health Systems,  5.25% due 12/1/2011  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,215,000     1,255,970
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,330,000     1,412,540
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     4,027,710
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                     AAA/Aa3       4,005,000     4,403,538
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,258,398
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,166,612
        Oregon -- 0.31%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,000,000     6,530,880
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,098,760
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2015 (Legacy
          Health)                                                                   A+/A2        1,635,000     1,761,745
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2016 (Legacy
          Health)                                                                   A+/A2        1,000,000     1,074,020
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                        AA-/Aa2       1,000,000     1,113,000
        Pennsylvania -- 4.32%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,093,300
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,380,600
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,475,970
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     1,905,935
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,305,310
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (UPMC Health Systems)                                           A+/Aa3       5,915,000     6,494,966
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,272,460
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR        1,635,000     1,649,274
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,106,730
          Commonwealth of Pennsylvania, 5.00% due 2/15/2011                         AA/Aa1       5,000,000     5,028,750
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,098,850
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,084,940
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,052,140
          Pennsylvania   EDA,   3.70%  due  11/1/2021   put  5/1/2015   (Waste
          Management, Inc.)                                                         BBB/NR       7,750,000     7,692,417
          Pennsylvania  EDA,  3.00% due  12/1/2037  put  9/1/2015  (PPL Energy
          Supply)                                                                  BBB+/NR      14,000,000    13,759,760
          Pennsylvania   EDA,   5.00%  due  12/1/2042  put  6/1/2012   (Exelon
          Generation)                                                               NR/A3        2,550,000     2,661,614
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015 (Philadelphia University)                                       BBB/Baa2      2,000,000     2,083,320
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (UPMC Health Systems)                                           A+/Aa3       5,600,000     6,069,448
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (UPMC Health Systems)                                           A+/Aa3       5,100,000     5,470,362
          Pennsylvania Turnpike Commission Revenue, 0.86% due 12/1/2011             A+/Aa3       2,500,000     2,503,700
          Pennsylvania Turnpike Commission Revenue, 0.96% due 12/1/2012             A+/Aa3       2,500,000     2,500,450
          Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR         915,000       915,439
          Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)               AA+/Aa3       7,280,000     7,963,446
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AA+/Aa3       3,000,000     3,250,470
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB+/Baa2      1,825,000     1,971,091
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AA+/Aa3       3,315,000     3,582,123
          Philadelphia Gas Works Revenue, 5.00% due 7/1/2011 (Insured: AGM)        AA+/Aa3       2,000,000     2,044,580
          Philadelphia Gas Works Revenue, 5.375% due 7/1/2012 (Insured: AGM)       AA+/Aa3       2,410,000     2,418,435
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                A-/A1        1,500,000     1,647,255
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                A-/A1        1,020,000     1,115,492
          Philadelphia  School  District  GO,  5.00% due  9/1/2012  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,295,900
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,164,000
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa2       2,270,000     2,387,700
       b  Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2       4,210,000     4,464,873
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2      18,000,000    18,995,940
       b  Philadelphia  School  District  GO,  5.25% due  9/1/2021  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,088,180
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2013
          (Insured: AGM)                                                           AA+/Aa3       7,020,000     7,591,709
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2017
          (Insured: AGM)                                                           AA+/Aa3       5,570,000     6,194,787
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      BBB/A1       3,415,000     3,594,663
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,750,000     1,804,810
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,405,000     1,493,796
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AA+/Aa3       3,000,000     3,300,450
          Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)                         AA+/Aa3       1,910,000     2,075,559
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AA+/Aa3       3,240,000     3,464,694
          Pittsburgh School District GO, 3.00% due 9/1/2011 (Insured: AGM)         AA+/Aa3       1,425,000     1,448,612
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AA+/Aa3       1,670,000     1,722,054
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AA+/Aa3       2,100,000     2,173,416
          Pittsburgh Water & Sewer Authority Revenue,  2.625% due 9/1/2035 put
          9/1/2012 (Insured: AGM)                                                   AA+/NR       2,000,000     2,013,240
          Sayre HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,400,000     1,433,236
          Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,064,820
        Rhode Island -- 0.34%
          East Greenwich GO, 1.50% due 2/16/2011                                   SP-1+/NR      8,750,000     8,760,325
          Providence GO, 5.50% due 1/15/2012 (Insured: Natl-Re/FGIC)                 A/A1        1,880,000     1,971,312
          Rhode  Island  COP,  5.00% due  10/1/2014  (Providence  Plantations;
          Insured Natl-Re)                                                         AA-/Aa3       1,000,000     1,104,860
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,660,465
        South Carolina -- 1.36%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,388,504
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       1,000,000     1,082,030
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       3,500,000     4,027,520
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Health Care; Insured: AGM)                                      AA+/Aa3       2,000,000     2,160,540
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA+/Aa3       1,000,000     1,109,390
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AA+/Aa3       1,000,000     1,112,590
          Piedmont  Municipal  Power  Agency,  6.75%  due  1/1/2019  (Insured:
          Natl-Re/FGIC)                                                            NR/Baa1       3,205,000     3,822,699
          South  Carolina  Jobs  Economic  Development,  5.00%  due  8/15/2014
          (Insured: AGM; Care Alliance Health Services)                            AA+/Aa3       4,000,000     4,319,040
          South  Carolina  Jobs  Economic  Development,  5.00%  due  8/15/2015
          (Insured: AGM; Care Alliance Health Services)                            AA+/Aa3       3,000,000     3,252,750
          York County PCR,  0.75% due 9/15/2024 put 3/1/2011  (North  Carolina
          Electric)                                                                  A/A2       11,000,000    10,990,210
          York County PCR,  0.75% due 9/15/2024 put 3/1/2011  (North  Carolina
          Electric)                                                                  A/A2       14,400,000    14,387,184
        South Dakota -- 0.27%
          South Dakota State Health & Educational Facilities Authority,  5.50%
          due 9/1/2011 (Rapid City Regional Hospital; Insured: Natl-Re)             BBB/A1       1,100,000     1,128,677
          South Dakota State Health & Educational Facilities Authority,  6.00%
          due 11/1/2014 (Sioux Valley Hospital & Health Systems)                    AA-/A1       1,015,000     1,058,280
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 11/1/2015 (Sanford Health)                                            AA-/A1       1,310,000     1,431,332
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2017 (Prairie Lakes Health)                                       A+/NR        2,215,000     2,381,014
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2018 (Prairie Lakes Health)                                       A+/NR        2,290,000     2,442,835
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2019 (Prairie Lakes Health)                                       A+/NR        2,440,000     2,547,945
        Tennessee -- 0.95%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        2,600,000     2,708,108
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015           NR/A2        3,500,000     3,636,885
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019           NR/A2        6,000,000     6,021,360
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    B/Ba3        3,000,000     3,154,560
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   BBB/Baa1      5,000,000     5,094,800
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                    B/Ba3       11,000,000    11,259,930
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    B/Ba3        5,000,000     5,039,500
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    B/Ba3        1,190,000     1,172,210
        Texas -- 10.32%
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2011 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,350,000     1,350,000
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2012 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       2,710,000     2,787,343
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,115,098
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                              AA/Aa2       1,500,000     1,713,600
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,111,390
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa2       2,890,000     3,212,871
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa2       1,520,000     1,713,967
          Bexar County Housing Finance Corp.  Multi Family Housing,  5.00% due
          1/1/2011 (American Opportunity Housing; Insured: Natl-Re)                NR/Baa1         630,000       630,000
          Bexar  Metropolitan  Water District  Waterworks,  4.50% due 5/1/2021
          (Insured: Natl-Re)                                                         A/A1        1,200,000     1,226,016
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                        BBB/Baa1      2,315,000     2,405,702
          Bryan Electric Systems, 3.00% due 7/1/2012                                A+/A1        1,850,000     1,906,240
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,300,000     1,394,575
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,000,000     1,013,710
          Bryan Electric Systems, 4.00% due 7/1/2015                                A+/A1        1,110,000     1,123,664
          Bryan Electric Systems, 5.00% due 7/1/2015                                A+/A1        1,150,000     1,283,895
          Bryan Electric Systems, 5.00% due 7/1/2016                                A+/A1        1,500,000     1,575,405
          Bryan Electric Systems, 5.00% due 7/1/2017                                A+/A1        3,205,000     3,352,943
          Bryan Electric Systems, 5.00% due 7/1/2019                                A+/A1        8,000,000     8,690,320
          Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                        AAA/Aaa       1,700,000     1,710,846
          Clint ISD GO, 5.50% due 2/15/2012  pre-refunded 2/15/2011 (Guaranty:
          PSF)                                                                      AAA/NR       1,155,000     1,162,334
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,692,221
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A2        1,025,000     1,082,697
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     3,772,381
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     5,600,972
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                               BBB+/A3       1,160,000     1,246,432
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                               BBB+/A3       1,260,000     1,353,883
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                               BBB+/A3       1,935,000     2,036,278
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                               BBB+/A3       2,035,000     2,141,512
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2019 (Insured: AMBAC)                                               BBB+/A3       2,175,000     2,255,736
          Dallas Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,050,780
          Dallas Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,286,508
          Dallas Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,442,077
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,754,618
          Denton GO, 2.00% due 2/15/2012                                            AA/Aa2       3,115,000     3,159,918
          Denton GO, 3.00% due 2/15/2014                                            AA/Aa2       3,325,000     3,469,804
          Denton GO, 4.00% due 2/15/2015                                            AA/Aa2       3,445,000     3,735,172
          Denton GO, 4.00% due 2/15/2016                                            AA/Aa2       3,535,000     3,858,240
          Denton GO, 5.00% due 2/15/2017                                            AA/Aa2       3,675,000     4,201,958
          Denton GO, 5.00% due 2/15/2018                                            AA/Aa2       3,825,000     4,360,309
          Denton GO, 5.00% due 2/15/2019                                            AA/Aa2       3,990,000     4,513,408
          Denton GO, 5.00% due 2/15/2020                                            AA/Aa2       4,195,000     4,650,451
       a  Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                     AAA/Aaa       4,945,000     4,942,231
          Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                     AAA/Aaa       1,245,000     1,233,496
          Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant & Denton
          County)                                                                   AA/Aa1       1,390,000     1,398,382
          Guadalupe-Blanco  River  Authority  PCR,  5.625% due 10/1/2017  (Aep
          Texas Central Co.)                                                       BBB/Baa2      5,000,000     5,338,950
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,619,084
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,518,563
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,100,460
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          7/1/2016 (Christus Health; Insured: AGM)                                  NR/NR        4,000,000     4,297,840
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,588,875
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A1        1,275,000     1,379,270
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A1        1,500,000     1,643,910
          Houston Airport Systems Revenue, 5.00% due 7/1/2015                      AA-/Aa3       2,600,000     2,899,182
          Houston Airport Systems Revenue, 5.00% due 7/1/2017                      AA-/Aa3       1,600,000     1,795,328
          Houston Airport Systems Revenue, 5.00% due 7/1/2018                      AA-/Aa3       1,000,000     1,113,960
          Houston Airport Systems Revenue, 5.00% due 7/1/2019                      AA-/Aa3       2,750,000     3,004,100
          Houston  Independent  School District,  5.00% due 2/15/2014 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,000,000     2,217,240
          Houston  Independent  School District,  5.00% due 2/15/2015 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,450,000     2,772,395
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa2       6,190,000     5,707,489
          Houston  Utilities  System Revenue,  5.00% due 11/15/2013  (Insured:
          AGM)                                                                     AA+/Aa2       3,000,000     3,318,900
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,750,344
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       824,630
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,231,225
          Kerrville Health  Facilities  Development  Corp.  Hospital  Revenue,
          5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)                     BBB-/NR       4,000,000     3,901,280
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                        AA-/Aa2       2,000,000     2,196,660
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2012 (Insured: AMBAC)                                                A+/A1        1,660,000     1,735,630
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2013 (Insured: AMBAC)                                                A+/A1        1,745,000     1,866,417
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2014 (Insured: AMBAC)                                                A+/A1        1,835,000     1,993,727
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2015 (Insured: AMBAC)                                                A+/A1        1,930,000     2,117,210
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                 NR/NR        2,210,000     2,218,310
          Midtown  Redevelopment  Authority,   6.00%  due  1/1/2011  (Insured:
          Radian)                                                                   A-/A3          740,000       740,000
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     8,345,725
          North  Central  Health  Facility  Development,  5.00% due  5/15/2017
          (Baylor Health Care System)                                              AA-/Aa2       5,000,000     5,005,300
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PFS)                    AAA/Aaa       2,000,000     2,312,360
          North Texas University Revenue, 5.00% due 4/15/2014                       NR/Aa2       1,250,000     1,389,863
          North Texas University Revenue, 5.00% due 4/15/2016                       NR/Aa2       2,250,000     2,568,037
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR      20,000,000    20,048,400
          Northside ISD GO, 1.50% due 8/1/2040 put 8/1/2012 (Guaranty: PSF)        AAA/Aaa       4,000,000     4,030,840
          Red River  Authority  PCR, 5.20% due 7/1/2011  (Southwestern  Public
          Service; Insured: AMBAC)                                                 A-/Baa1       7,780,000     7,801,395
          Richardson   Refunding  &   Improvement   GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aaa       3,000,000     3,323,430
       a  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  BBB/Baa2      6,000,000     6,318,780
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       8,400,000     8,529,864
          San  Antonio  Electric  &  Gas  Revenue,  1.15%  due  12/1/2027  put
          12/3/2012 (SPA: BNP Paribas)                                             AA-/Aa2      15,000,000    14,930,850
          San Juan Higher Education  Finance  Authority,  5.125% due 8/15/2020
          (Idea Public Schools)                                                     BBB/NR       2,000,000     1,970,060
          State of Texas,  2.00%  due  8/31/2011  (Tax & Revenue  Anticipation
          Notes)                                                                  SP-1+/Mig1    75,000,000    75,825,750
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                          A/A1        2,280,000     2,431,255
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                          A/A1        2,000,000     2,122,420
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       950,570
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AA+/Aa3      10,000,000    11,365,600
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2012
          (Unemployment Compensation)                                              AAA/Aa1      14,630,000    15,553,446
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  1/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,522,350
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,578,200
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2014
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,305,000     1,448,185
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2015
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,450,000     1,623,028
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2017
          (Unemployment Compensation)                                              AAA/Aa1      15,500,000    17,315,360
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                            BBB+/NR       1,370,000     1,472,366
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                            BBB+/NR       1,580,000     1,652,743
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                            BBB+/NR       1,870,000     1,932,402
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                            BBB+/NR       1,945,000     1,983,239
          Waco  Health  Facilities   Development  Corp.,  4.00%  due  9/1/2013
          (Hillcrest Health System; Insured: Natl-Re) (ETM)                         BBB/NR       1,000,000     1,071,970
          Washington County Health  Facilities  Development  Corp.,  5.75% due
          6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/NR        3,840,000     3,595,046
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                 BBB+/A2       2,835,000     3,105,175
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AA+/Aa3       2,435,000     2,619,086
        U.S. Virgin Islands -- 0.30%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      NR/Baa3       7,690,000     8,325,271
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,067,080
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,313,041
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,393,041
        Utah -- 0.84%
          Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    15,923,850
          Intermountain  Power Agency  Supply,  5.00% due  7/1/2012  (Insured:
          Natl-Re) (ETM)                                                            NR/NR        4,355,000     4,370,373
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,438,900
          Nebo School District GO, 2.50% due 7/1/2012                              AAA/Aaa       1,510,000     1,550,951
          Salt Lake County Hospital  Revenue,  5.50% due 5/15/2015 (IHC Health
          Services Inc.; Insured: AMBAC)                                           AA+/Aa1       2,000,000     2,051,360
          Utah Water Finance Agency Revenue,  4.90% due 10/1/2016 (Pooled Loan
          Financing; Insured: AMBAC)                                                NR/NR        2,070,000     2,074,864
          Utah Water Finance Agency Revenue,  4.95% due 10/1/2017 (Pooled Loan
          Financing; Insured: AMBAC)                                                NR/NR        2,180,000     2,183,532
        Vermont -- 0.47%
          Vermont Colleges Revenue GO, 4.00% due 7/1/2017                           A+/NR        5,375,000     5,509,913
          Vermont   Economic   Development   Authority   Revenue,   5.00%  due
          12/15/2020 (Vermont Public Service Corp.)                                NR/Baa1      13,500,000    13,312,485
        Virginia -- 0.19%
          Louisa  IDA  PCR,  5.00%  due  11/1/2035  put  12/1/2011   (Virginia
          Electric & Power Company)                                                 A-/NR        3,000,000     3,100,830
          Norton  IDA  Hospital  Improvement,   5.75%  due  12/1/2012  (Norton
          Community Hospital; Insured: ACA)                                         NR/NR        1,460,000     1,474,790
          Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031 put
          7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       NR/Aaa       3,000,000     3,055,830
        Washington -- 2.27%
          Energy Northwest Washington  Electric,  5.50% due 7/1/2012 (Insured:
          Natl-Re; Bonneville Power Administration)                                 AA/Aaa       3,000,000     3,215,430
          Energy  Northwest  Washington  Electric,  5.00% due  7/1/2014  (Wind
          Project; Insured: AMBAC)                                                  A-/A3        2,575,000     2,856,628
          Energy Northwest Washington Electric,  5.375% due 7/1/2014 (Columbia
          Generation; Insured: AGM)                                                AA+/Aaa       1,000,000     1,031,820
          Energy Northwest Washington  Electric,  6.00% due 7/1/2016 (Insured:
          AMBAC)                                                                    AA/Aaa       2,415,000     2,582,504
          Energy   Northwest   Washington   Electric,   5.00%   due   7/1/2017
          (Bonneville Power Administration)                                         AA/Aaa       5,470,000     6,319,819
          Energy Northwest Washington  Electric,  5.00% due 7/1/2018 (Insured:
          Natl-Re)                                                                  AA/Aaa       8,000,000     9,224,720
          King County Sewer, 5.50% due 1/1/2016 (Insured: AGM)                     AA+/Aa2       7,205,000     7,519,426
          Lewis County Public Utility District,  5.00% due 10/1/2011  (Cowlitz
          Falls Hydroelectric; Insured: Syncora)                                    AA/Aaa       2,000,000     2,067,200
          Port  Seattle  Washington  Revenue,  5.50%  due  9/1/2018  (Insured:
          Natl-Re/FGIC)                                                              A/A1        5,000,000     5,626,300
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2016              AA-/Aa2       1,000,000     1,141,500
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2017              AA-/Aa2       2,000,000     2,282,800
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA+/Aa3       5,015,000     5,513,942
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,183,120
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,265,720
          Washington  State  Health  Care   Facilities,   5.00%  due  7/1/2017
          (Overlake Hospital Medical Center)                                       BBB+/A3       1,245,000     1,313,463
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,071,030
          Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  A+/A1        1,250,000     1,334,550
          Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  A+/A1        1,500,000     1,618,950
          Washington  State  HFA,  5.625%  due  10/1/2014  (Providence  Health
          Systems; Insured: Natl-Re)                                                AA/Aa2       3,000,000     3,099,090
          Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,172,100
          Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  A+/A1        2,075,000     2,252,143
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                              BBB/NR       2,000,000     2,038,520
          Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  A+/A1        1,000,000     1,069,630
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        8,095,000     8,778,542
          Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,115,380
          Washington State HFA, 5.00% due 7/1/2019  (Overlake Hospital Medical
          Center)                                                                  BBB+/A3       1,050,000     1,085,994
          Washington State HFA, 4.75% due 7/1/2020  (Overlake Hospital Medical
          Center)                                                                  BBB+/A3       1,000,000     1,000,760
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Insured: AGM)                                                           AA+/Aaa       1,300,000     1,389,388
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       1,760,000     1,696,728
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       3,000,000     2,720,040
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,368,920
        West Virginia -- 0.26%
          Kanawha,  Mercer,  Nicholas Counties Single Family Mortgage,  0% due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     1,925,339
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                            BBB+/NR       4,485,000     4,554,921
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,054,590
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,054,590
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,912,840
        Wisconsin -- 0.97%
          Hudson School District GO, 4.625% due 10/1/2014 (Insured: AGM)           AA+/Aa1       1,885,000     1,936,404
          Wisconsin  Clean  Water  Revenue,  5.00% due  6/1/2017  pre-refunded
          6/1/2011                                                                 AA+/Aa1       2,455,000     2,502,504
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2014 (Aurora Health Care Inc.)                                       NR/A3        4,265,000     4,472,535
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2015 (Aurora Health Care Inc.)                                       NR/A3        4,100,000     4,298,563
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2016 (Aurora Health Care Inc.)                                       NR/A3        3,695,000     3,857,284
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care Inc.)                                       NR/A3        1,295,000     1,334,329
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2017 (Agnesian Health Care Inc.)                                      A-/A3        1,000,000     1,043,360
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2017 (Aurora Health Care Inc.)                                       NR/A3        5,025,000     5,183,087
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2018 (Agnesian Health Care Inc.)                                      A-/A3        1,855,000     1,920,648
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2019 (Agnesian Health Care Inc.)                                      A-/A3        1,000,000     1,015,220
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2020 (Agnesian Health Care Inc.)                                      A-/A3        2,110,000     2,132,261
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care Inc.)                         NR/A3        4,500,000     4,826,655
          Wisconsin Petroleum, 5.00% due 7/1/2015                                   AA/Aa2       4,000,000     4,502,960


TOTAL INVESTMENTS -- 98.68% (Cost $3,895,934,526)                                                        $ 3,961,100,753


OTHER ASSETS LESS LIABILITIES -- 1.32%                                                                        53,039,398


NET ASSETS -- 100.00%                                                                                    $ 4,014,140,151

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  3,961,100,753   $              --     $  3,961,100,753   $              --

Total Investments in Securities        $  3,961,100,753   $              --     $  3,961,100,753   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Intermediate Municipal Fund                                                   December 31, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
        Alabama -- 1.46%
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1     $ 2,000,000   $ 2,268,440
          Alabama State Federal Highway Finance Authority,  5.00% due 3/1/2016
          (Insured: Natl-Re)                                                       AA-/Aa2       1,000,000     1,041,280
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2012        AAA/Aa2       1,120,000     1,178,498
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa2       1,310,000     1,418,389
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa2       2,185,000     2,494,811
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2025                                                                  A+/A1        2,000,000     2,014,520
        Alaska -- 0.41%
          Alaska   Municipal   Bond  Bank,   5.00%  due  10/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       2,470,000     2,641,887
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          270,000       284,378
        Arizona -- 3.89%
          Arizona  Health  Facilities  Authority,  5.00% due 1/1/2011  (Banner
          Health System)                                                            A+/NR        1,000,000     1,000,000
          Arizona Health Facilities  Authority,  5.00% due 7/1/2017  (Catholic
          Healthcare West)                                                           A/A2        1,450,000     1,534,825
          City of Mesa Utility System  Revenue,  5.00% due 7/1/2023  (Insured:
          AGM)                                                                     AA+/Aa2       5,000,000     5,222,400
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,640,000     4,892,230
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,121,450
          Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)            NR/Baa3       2,585,000     2,549,482
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A/A3        2,000,000     1,971,020
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A/A3          500,000       461,725
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AA+/Aa3       7,280,000     7,934,909
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       453,456
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       607,310
        Arkansas -- 0.17%
          Springdale  School  District No 050,  4.375% due 6/1/2021  (Insured:
          AMBAC/State Aid Withholding)                                              NR/Aa3       1,225,000     1,225,282
        California -- 9.00%
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,021,330
          California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A/A2        1,785,000     1,856,864
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                    A/A3        5,255,000     1,635,409
          California  Infrastructure  & Economic  Development  Bank, 5.75% due
          8/15/2029 (King City High School)                                         A-/NR        1,500,000     1,454,895
          California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)       BBB+/A3       2,740,000     2,812,226
          California State Economic Recovery GO, 5.00% due 7/1/2016                 A+/Aa3       3,400,000     3,457,154
          California  State  GO,  0.28% due  5/1/2034  put  1/3/2011  (Various
          Kindergarten; LOC: Citibank N.A. (daily demand notes)                    AAA/Aa2         740,000       740,000
          California  State  Public  Works  Board  Lease,  5.00% due  6/1/2017
          (Regents of University of California; Insured: Natl-Re/FGIC)             AA-/Aa2       2,000,000     2,250,620
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)               A-/NR        1,050,000     1,077,395
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     6,570,519
          Carson Redevelopment Agency Tax Allocation, 6.25% due 10/1/2022           A-/NR        1,620,000     1,717,054
          Carson Redevelopment Agency Tax Allocation, 6.375% due 10/1/2024          A-/NR        1,300,000     1,357,473
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        4,000,000     3,545,760
          Corona-Norco Unified School District,  5.00% due 4/15/2018 (Insured:
          AGM)                                                                     AA+/Aa3       1,245,000     1,340,417
          Corona-Norco Unified School District,  5.00% due 4/15/2021 (Insured:
          AGM)                                                                     AA+/Aa3       1,000,000     1,026,920
          El Camino Hospital District,  6.25% due 8/15/2017  (Insured:  AMBAC)
          (ETM)                                                                     NR/NR          900,000     1,031,148
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                 BBB/Baa1      2,140,000     1,352,994
          Lee Lake Water District Community Facilities, 5.75% due 9/1/2023          NR/NR        3,000,000     2,664,960
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AA+/Aa3       1,120,000     1,181,342
          M-S-R Energy Authority, 6.125% due 11/1/2029                               A/NR        2,500,000     2,512,250
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            A-/NR        1,500,000     1,486,800
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AA+/NR       1,095,000       603,936
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AA+/NR       1,100,000       507,584
          Monterey  County  COP,  5.25%  due  8/1/2021  (Refinancing  Project;
          Insured: AGM)                                                            AA+/Aa3       3,700,000     3,956,706
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000       894,802
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                     A/A1        2,400,000     2,260,464
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                     A/A1        1,175,000     1,110,445
          San Mateo USD GO, 0% due 9/1/2019 (Insured: Natl-Re/FGIC)                 AA/Aa1       3,000,000     2,063,640
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A1        1,000,000     1,067,670
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A1        3,000,000     3,165,270
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A1        1,750,000     1,841,962
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       602,227
          Washington  USD COP,  5.00% due 8/1/2022 (New High School;  Insured:
          AMBAC)                                                                     A/NR        2,010,000     2,010,925
        Colorado -- 3.81%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                 BBB/NR       1,000,000     1,082,440
          Adams County  Communication  Center COP, 5.75% due 12/1/2016  (Adams
          County Communication Center)                                              NR/A1        1,265,000     1,296,435
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR        1,375,000     1,413,761
          Colorado HFA, 5.75% due 1/15/2022 (Vail Valley Medical Center)            A-/NR        1,380,000     1,387,673
          Denver  City  &  County  Airport,  5.50%  due  11/15/2015  (Insured:
          Natl-Re/FGIC) (AMT)                                                       A+/A1        5,000,000     5,164,700
          Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM) (AMT)                                NR/Aa3       2,555,000     2,417,694
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2023
          (Insured: Syncora)                                                      BBB-/Baa3      1,935,000     1,768,319
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       580,975
          Madre Metropolitan District GO, 5.375% due 12/1/2026                      NR/NR        2,215,000     1,444,557
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,259,835
          Northwest  Parkway  Public  Highway  Authority,   0%  due  6/15/2014
          (Insured: AGM) (ETM)                                                     AA+/Aa3       1,005,000     1,088,988
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AA+/NR       1,120,000     1,230,790
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023                                                                 A/A2        2,000,000     2,158,420
          Regional Transportation District, 5.50% due 6/1/2022                      A-/Aa3       3,000,000     3,195,150
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AAA/NR       1,370,000     1,656,426
        Connecticut -- 0.18%
          Connecticut  Health &  Educational  Facility  Authority,  5.75%  due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,258,403
        District of Columbia -- 2.16%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC)                                      AA/Aa2       1,000,000     1,127,270
          District   of   Columbia   COP,   5.25%   due   1/1/2014   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,000,000     2,165,860
          District   of   Columbia   COP,   5.00%   due   1/1/2020   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,900,000     4,023,435
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,462,330
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AA+/Aa3       4,890,000     2,354,535
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AA+/Aa3       5,000,000     2,233,350
        Florida -- 8.82%
          Broward  County Housing  Finance  Authority MFR, 5.40% due 10/1/2011
          (Pembroke Park Apartments;  Guaranty: Florida Housing Finance Corp.)
          (AMT)                                                                     NR/NR          110,000       110,218
          Broward County School Board COP, 5.00% due 7/1/2020 (Insured: AGM)       AA+/Aa3       1,000,000     1,035,700
          Collier  County Housing  Finance  Authority MFR, 4.90% due 2/15/2032
          put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)                      NR/Aaa       1,000,000     1,036,760
          Crossings  at  Fleming  Island  Community  Development,   5.60%  due
          5/1/2012 (Insured: Natl-Re)                                              BBB/Baa1        740,000       746,364
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,540,000     2,598,598
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AA+/Aa3       2,560,000     2,636,851
          Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014        AAA/Aa1         535,000       588,746
          Florida  Housing Finance Corp.,  4.80% due 1/1/2016  (Homeowner Mtg;
          Insured: FHA)                                                            AA+/Aa1         205,000       208,952
          Florida  Housing Finance Corp.,  4.55% due 7/1/2022  (Homeowner Mtg;
          Insured: GNMA/FNMA/FHLMC)                                                AA+/Aa1       1,495,000     1,463,291
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                 A-/Baa1       2,235,000     2,208,582
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,205,389
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,352,529
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                        AA-/Aa3       1,000,000     1,073,920
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,148,213
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       913,351
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      1,000,000     1,045,440
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: Natl-Re/FGIC)                                                   A+/A1        1,000,000     1,086,540
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     2,981,160
          Jacksonville   HFA  Hospital,   5.75%  due  8/15/2014   pre-refunded
          8/15/2011 (St. Vincents Medical Center)                                   NR/NR        1,000,000     1,028,810
          Lakeland Energy System Revenue, 5.00% due 10/1/2018 (Insured: AGM)       AA+/Aa3       2,000,000     2,193,020
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,770,000     2,634,769
          Lee  County  Solid  Waste  System,  5.625% due  10/1/2013  (Insured:
          Natl-Re)                                                                  NR/A3        2,400,000     2,458,968
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,083,210
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000       982,070
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,332,712
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,141,529
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AA+/Aa3       2,600,000     2,758,314
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          A-/A1        1,000,000     1,060,560
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       478,909
          Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower  Retirement;
          Insured: Radian)                                                          NR/NR        1,000,000     1,001,570
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,828,946
          Sarasota  County  Public   Hospital  Board,   3.269%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       2,000,000     1,770,980
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               AA/Aa3       1,500,000     1,536,255
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     4,692,042
          Tampa Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa2       2,750,000     3,162,802
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                 BBB/Aa3       1,050,000     1,139,639
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                         BBB/NR       1,135,000     1,161,241
        Georgia -- 2.15%
          Atlanta Airport Passenger Facility, 5.00% due 1/1/2023                    NR/A1        5,000,000     4,986,600
          Atlanta Airport Revenue, 6.00% due 1/1/2018 (Insured:  Natl-Re/FGIC)
          (AMT)                                                                     A+/A1        1,000,000     1,006,450
          Atlanta  Water  and  Wastewater,   5.50%  due  11/1/2022   (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       574,806
          Atlanta Water and Wastewater, 5.50% due 11/1/2024 (Insured: AGM)         AA+/Aa3       5,000,000     5,230,900
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       3,030,000     3,493,621
        Hawaii -- 0.18%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                BBB/Baa1      1,270,000     1,309,548
        Idaho -- 0.68%
          Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer Co.;
          LOC: Wells Fargo) (AMT)                                                   NR/Aa2       2,000,000     2,009,720
          Madison County Hospital Revenue, 5.25% due 9/1/2030                      BBB-/NR       1,000,000       836,000
          Madison County Hospital Revenue, 5.25% due 9/1/2037                      BBB-/NR       2,500,000     2,023,100
        Illinois -- 7.65%
          Chicago  Midway Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,232,808
          Chicago O'Hare International  Airport Revenue Second Lien, 5.75% due
          1/1/2018 (Insured: AMBAC) (AMT)                                           A-/A2        3,050,000     3,088,674
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,550,000     1,573,110
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,340,000     1,034,306
          Chicago  Tax  Increment  Allocation,  5.30%  due  1/1/2014  (Lincoln
          Belmont; Insured: ACA)                                                    NR/NR        2,285,000     2,285,000
          Chicago Transit Authority, 5.00% due 12/1/2018                            AA/Aa3       1,500,000     1,650,990
          Chicago Wastewater Transmission Second Lien, 5.00% due 1/1/2014           A+/Aa3       1,485,000     1,590,777
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa2       3,000,000     3,097,830
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,238,260
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                          A-/A3        1,000,000     1,076,290
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1       1,000,000     1,007,930
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                          A-/A3        1,000,000       999,910
          Illinois  Finance  Authority,  5.00% due 11/1/2016  (Central  Dupage
          Health)                                                                   AA/NR        2,000,000     2,194,560
          Illinois  Finance  Authority,  5.00% due 11/1/2017  (Central  Dupage
          Health)                                                                   AA/NR        2,000,000     2,170,700
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,026,570
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     5,615,200
          Illinois Finance Authority,  5.00% due 2/1/2027 (Newman  Foundation;
          Insured: Radian)                                                          NR/NR        1,220,000     1,008,196
          Illinois HFA, 6.00% due 7/1/2011 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                        BBB/Baa1      1,370,000     1,391,071
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                   BBB/NR         230,000       248,158
          Illinois   HFA,   5.70%  due   2/20/2021   (Midwest   Care   Center;
          Collateralized: GNMA)                                                     NR/Aaa         805,000       822,203
          McHenry & Lake Counties  Community  Consolidated  School District No
          015 GO, 0% due 1/1/2017 pre-refunded 1/1/2017 (Insured: AGM) (ETM)        NR/Aa2          45,000        38,837
          McHenry & Lake Counties  Community  Consolidated  School District No
          015 GO, 0% due 1/1/2017 (Insured: AGM)                                    NR/Aa2         955,000       781,486
          Railsplitter Tobacco Settlement Authority, 5.50% due 6/1/2023             A-p/NR       4,000,000     3,891,160
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,300,000     2,257,680
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)          BBB/A2       1,425,000     1,291,278
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxillary Facilities System; Insured: Natl-Re)                            A+/A2        1,100,000     1,166,121
          Southern  Illinois   University,   5.25%  due  4/1/2019  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,051,000
          Southwestern  Illinois  Development  Authority,  0.01% due 12/1/2024
          (Insured: AGM)                                                            AA+/NR       2,975,000     1,472,268
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                   AAA/NR       2,000,000     2,163,420
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,682,578
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)               BBB/Aa2       1,590,000     1,482,055
          Will  County   Community   School  District  GO,  0%  due  11/1/2011
          (Insured: AGM)                                                           AA+/Aa2       2,965,000     2,928,145
        Indiana -- 5.85%
          Allen County  Economic  Development,  5.80% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR          895,000       904,048
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,390,189
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,685,718
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,641,682
          Avon Community  School  Building Corp.,  5.00% due 1/10/2012  (First
          Mortgage; Insured: AMBAC)                                                  A/NR        1,330,000     1,384,769
          Boone   County   Hospital   Association,    5.625%   due   1/15/2015
          pre-refunded 7/15/2011 (Insured: Natl-Re/FGIC)                            AA-/NR       1,000,000     1,028,360
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2016  (Performing
          Arts Center)                                                             AA+/Aa1       1,730,000     1,449,827
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2021  (Performing
          Arts Center)                                                             AA+/Aa1       2,000,000     1,216,840
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        2,730,000     2,511,245
          Clay Multi School  Building  Corp.,  4.00% due 7/15/2013  (State Aid
          Withholding; First Mtg)                                                   AA+/NR       1,290,000     1,361,169
          Clay Multi School  Building  Corp.,  5.00% due 1/15/2018  (State Aid
          Withholding; First Mtg)                                                   AA+/NR       1,735,000     1,957,219
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,396,371
          Goshen  Chandler  School  Building,   0%  due  1/15/2011   (Insured:
          Natl-Re; State Aid Withholding)                                          BBB/Baa1      1,020,000     1,019,388
          Hobart Building Corp First Mortgage,  6.50% due 7/15/2019  (Insured:
          Natl-Re; State Aid Withholding)                                           AA+/NR       1,000,000     1,202,330
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,110,960
          Indiana Bond Bank Gas Program Revenue, 5.25% due 10/15/2020               NR/Aa3       5,340,000     5,479,801
          Indiana  Finance  Authority,  4.10%  due  11/15/2046  put  11/3/2016
          (Ascension Health Credit Group)                                           AA/Aa1       1,000,000     1,046,680
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AAA/A3         575,000       587,115
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,101,660
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,062,720
          South Bend Community School Corp., 4.00% due 1/15/2012 (First Mtg)        AA+/NR       1,260,000     1,300,207
          South Bend Community  School Corp.,  4.00% due 7/15/2012  (State Aid
          Withholding; First Mtg)                                                   AA+/NR       1,510,000     1,576,017
          South Bend Community School Corp., 4.00% due 7/15/2012 (First Mtg)        AA+/NR       1,490,000     1,555,143
          Vanderburgh County Redevelopment  District Tax Increment,  5.00% due
          2/1/2020                                                                   A/NR        1,000,000       989,180
          Vincennes University, 5.375% due 6/1/2022                                 NR/Aa3         895,000       982,119
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2017
          (Insured: Natl-Re/ FGIC; State Aid Withholding)                           AA+/NR       1,685,000     1,761,802
        Iowa -- 0.78%
          Coralville COP, 5.25% due 6/1/2022                                        NR/A1        2,980,000     3,075,986
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AA+/Aa3         435,000       454,118
          Iowa  Finance  Authority,   6.00%  due  12/1/2018  (Catholic  Health
          Initiatives)                                                              AA/Aa2       2,000,000     2,019,880
        Kansas -- 0.16%
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,141,240
        Kentucky -- 0.81%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                 BBB/Baa1      2,665,000     2,852,270
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                 BBB/Baa1      3,130,000     1,339,640
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AA+/Aa3       1,500,000     1,554,825
        Louisiana -- 2.99%
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,071,930
          Louisiana   Office   Facilities  Corp,  5.00%  due  5/1/2014  (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,082,580
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3      1,500,000     1,476,180
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,119,910
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AA+/Aa3       1,000,000     1,089,030
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AA+/Aa3       2,000,000     2,088,000
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,202,829
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,289,088
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,411,656
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,551,165
          Regional  Transit   Authority,   5.00%  due  12/1/2023  (Sales  Tax;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,034,430
          Regional Transit Authority,  5.00% due 12/1/2024 (Sales Tax; Insured
          AGM)                                                                     AA+/Aa3       1,000,000     1,025,920
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
          CIFG)                                                                     A+/NR        1,300,000     1,389,518
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
          CIFG)                                                                     A+/NR        1,000,000     1,055,850
          Terrebonne  Parish Hospital  Service  District 1, 5.00% due 4/1/2028
          (General Medical Center)                                                  NR/A2        1,500,000     1,416,990
        Massachusetts -- 0.03%
          Massachusetts   Housing   Finance   Agency,   6.125%  due  12/1/2011
          (Insured: Natl-Re) (AMT)                                                 NR/Baa1         240,000       240,754
        Michigan -- 6.12%
          City of Troy Michigan GO, 5.00% due 10/1/2016                             AAA/NR       1,060,000     1,204,722
          Detroit   School   District  GO,   5.25%  due   5/1/2027   (Insured:
          AGM/Q-SBLF)                                                              AA+/Aa2       1,000,000       974,250
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  BBB/A1       3,000,000     3,081,360
          Detroit Sewage Disposal  Revenue,  5.25% due 7/1/2020  (Senior Lien;
          Insured: AGM)                                                            AA+/Aa3       7,720,000     8,108,779
          Detroit Water Supply Systems, 5.00% due 7/1/2015 (Insured: AGM)          AA+/Aa3       1,000,000     1,071,420
          Detroit  Water  Supply  Systems,  4.25% due 7/1/2016  (Senior  Lien;
          Insured: Natl-Re)                                                        BBB/Aa3       1,000,000     1,038,750
          Kalamazoo Hospital Finance  Authority,  6.25% due 6/1/2014 (Insured:
          FGIC; Borgess Medical Center) (ETM)                                      AAA/Aaa         650,000       747,519
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,000,000     2,098,380
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2022 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,470,000     2,518,758
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re) (ETM)                                         AA/Aa3         295,000       308,470
          Michigan  Higher  Education   Student  Loan  Authority,   3.95%  due
          3/1/2011 (Insured: AMBAC) (AMT)                                           AA/A1          750,000       746,588
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000       963,413
          Michigan  Public  Educational   Facilities   Authority,   8.50%  due
          9/1/2029 (Bradford Academy)                                              BBB-/NR       1,500,000     1,627,380
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,000,000       904,250
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AA+/Aa3       2,450,000     2,654,575
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     2,485,080
          Michigan  State  Hospital  Finance  Authority,  5.10%  due  6/1/2013
          (McLaren Healthcare)                                                      NR/Aa3         765,000       766,499
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,038,971
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     2,827,890
          Michigan State Housing  Development  Authority,  5.05% due 10/1/2015
          (Insured: Natl-Re)                                                       AA/Baa1       1,400,000     1,404,186
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA+/Aa3       1,000,000     1,012,990
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,122,480
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,540,000     2,915,463
        Minnesota -- 0.92%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB+/A3       1,000,000     1,043,310
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AA+/NR       2,500,000     2,633,575
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2014  (Centracare
          Health System)                                                            NR/A2          835,000       900,422
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
          (Healthpartners Obligated Group)                                         BBB+/A3       1,965,000     1,973,745
        Mississippi -- 1.95%
          Medical  Center  Educational  Building  Corp.,  3.00%  due  6/1/2011
          (Univerisity of Mississippi Medical Center)                              AA-/Aa2       1,750,000     1,767,150
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,325,734
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     1,915,553
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2027
          (Lowndes County Industrial Development; Insured: AGM)                    AA+/Aa3       2,500,000     2,488,875
          Mississippi Development Bank Special Obligation,  5.25% due 8/1/2027
          (Department of Corrections)                                               AA-/NR       3,415,000     3,468,820
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2018 (Insured: Syncora)               NR/Baa2       1,920,000     1,958,381
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2020 (Insured: Syncora)               NR/Baa2       1,000,000       993,400
        Missouri -- 0.80%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor Project)                                                         NR/NR          620,000       624,080
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                    A/NR        1,000,000     1,036,830
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                    A/NR        2,000,000     2,030,940
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                    A/NR        2,000,000     2,042,320
        Nebraska -- 0.28%
          Adams County Hospital Authority,  5.00% due 12/15/2023 (Mary Lanning
          Memorial Hospital; Insured: Radian)                                       A-/NR        2,000,000     2,012,320
        Nevada -- 0.52%
          Clark County School District GO, 5.50% due 6/15/2016 (Insured: AGM)      AA+/Aa1       1,000,000     1,095,540
          Washoe County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
          Insured: AGM)                                                            AA+/Aa1       2,600,000     2,588,092
        New Hampshire -- 1.47%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                    NR/Caa1       4,990,000     3,270,645
          New Hampshire  Business Finance  Authority,  7.125% due 7/1/2027 put
          2/1/2012 (United Illuminating Co.) (AMT)                                 NR/Baa2       1,000,000     1,031,440
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,007,830
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       BBB/Baa1      1,000,000     1,002,560
          New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)         BBB+/NR       3,920,000     4,193,773
        New Jersey -- 0.76%
          New  Jersey  EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
          Development)                                                              NR/NR          120,000       120,535
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                          AA-/Aa3       2,000,000     2,096,480
          Passaic  Valley Sewage  Commissioners,  5.75% due  12/1/2022  (Sewer
          System; Insured: GO of Commissioners)                                     NR/A2        3,000,000     3,229,650
        New Mexico -- 1.64%
          City of Las Cruces, 5.00% due 6/1/2030                                    NR/Aa3       4,040,000     4,070,017
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          NR/Baa2       3,000,000     2,720,280
          Rio Rancho Public School  District No 94, 3.00% due 8/1/2011  (State
          Aid Withholding)                                                          NR/Aa1       1,580,000     1,604,000
          Rio Rancho Public School  District No 94, 5.00% due 8/1/2015  (State
          Aid Withholding)                                                          NR/Aa1       1,715,000     1,939,476
          Santa Fe County Charter School Foundation,  6.50% due 1/15/2026 (ATC
          Foundation)                                                               NR/NR        1,455,000     1,320,180
        New York -- 1.14%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,282,060
          New York City Trust Cultural  Resources,  5.75% due 7/1/2015 (Museum
          of American Folk Art; Insured: ACA)                                       NR/NR          875,000       525,289
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3       1,000,000     1,103,780
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing; Insured: SONYMA)                                 NR/Aa1         850,000       934,294
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       544,590
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,738,386
        North Dakota -- 0.34%
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,441,568
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000       996,390
        Ohio -- 2.94%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR       1,310,000     1,313,445
          Cleveland  Cuyahoga  County  Port  Authority,  5.00%  due  10/1/2021
          (Cleveland Museum of Art)                                                 AA+/NR       1,330,000     1,434,538
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A1        1,000,000       959,340
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,689,915
          Lorain  County  Hospital  Revenue,  5.625% due  10/1/2016  (Catholic
          Healthcare)                                                               AA-/A1       1,435,000     1,493,419
          North Ridgeville Economic  Development,  0% due 2/1/2015 (Lake Ridge
          Nursing Home; Collateralized: FHA)                                        NR/NR          105,000        75,248
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                               BBB-/Baa2      3,000,000     3,010,830
          Ohio State Air Quality  Development  Authority,  4.85% due  8/1/2040
          put 5/1/2012 (Columbus Southern Power; Insured: Natl-Re) (AMT)           BBB-/A3       1,500,000     1,554,795
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       3,000,000     3,173,520
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,308,300
          Ohio State Water  Development  Authority,  3.375% due  7/1/2033  put
          7/1/2015 (First Energy Nuclear; Insured: First Energy Solutions)        BBB-/Baa2      5,000,000     4,939,350
        Oklahoma -- 1.22%
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
          AMBAC)                                                                    NR/NR        1,125,000     1,116,686
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,401,439
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     3,900,014
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AA+/Aa3       1,000,000     1,126,110
          Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)             AA+/Aa2       1,130,000     1,132,859
        Pennsylvania -- 2.90%
          Allegheny   County   Hospital   Development,   5.00%  due  5/15/2019
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,500,000     2,698,425
          Allegheny   County  IDA,  5.90%  due  8/15/2026   (School   Facility
          Development Inc.)                                                        BBB-/NR       1,240,000     1,121,357
          Allegheny   County  IDA,  6.375%  due  8/15/2035   (School  Facility
          Development Inc.)                                                        BBB-/NR       1,130,000     1,024,899
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       855,639
          Lancaster County GO, 0% due 5/1/2014 (Insured: Natl-Re/FGIC)              NR/Aa2         795,000       706,572
          Lancaster County GO, 0% due 5/1/2015 (Insured: Natl-Re/FGIC)              NR/Aa2         800,000       669,840
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1      5,000,000     4,508,250
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839     1,009,650
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        4,000,000     2,727,040
          Philadelphia  School  District  GO,  5.00% due  9/1/2018  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,346,150
        Rhode Island -- 0.35%
          Rhode Island Health & Education  Building Corp., 5.00% due 3/15/2014
          (Salve Regina University; Insured: Radian)                                NR/NR        1,065,000     1,096,407
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,395,304
        South Carolina -- 3.66%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                  A/A1        2,000,000     2,108,360
          Charleston   Educational   Excellence  Financing  Corp.,  5.25%  due
          12/1/2020 (Charleston County School District)                            AA-/Aa3       1,855,000     1,945,357
          Greenville  County School  District,  5.50% due 12/1/2021  (Building
          Equity Sooner)                                                            AA/Aa2       5,000,000     5,586,150
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AA+/Aa3       2,400,000     2,425,056
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/Aa3       1,000,000     1,058,510
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/Aa3       1,700,000     1,767,269
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AA+/Aa3       1,000,000     1,094,950
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AA+/Aa3       2,740,000     2,871,547
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AA+/Aa3       1,000,000     1,026,480
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       2,165,000     2,221,745
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1         980,000     1,002,687
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AA+/Aa3       2,855,000     3,009,684
        South Dakota -- 0.24%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,707,123
        Tennessee -- 1.69%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        1,000,000     1,041,580
          Knox  County  Health,  4.90% due  6/1/2031  put  6/1/2011  (Eastowne
          Partners II Ltd.; Collateralized: FNMA)                                   AAA/NR       1,850,000     1,881,025
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                   BBB/Baa1      2,500,000     2,369,250
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    B/Ba3        7,000,000     6,774,950
        Texas -- 11.18%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                   AA/Aa2       2,180,000     2,343,587
          Bexar  County  Health  Facilities   Development  Corp.,  6.125%  due
          7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/NR        1,250,000     1,353,725
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       2,000,000     1,775,060
          Bexar County  Housing  Finance Corp.,  5.50% due 1/1/2016  (American
          Opportunity Housing & Colinas; Insured: Natl-Re)                         NR/Baa1         600,000       585,690
          Bexar County Housing  Finance Corp.,  6.50% due 12/1/2021  (American
          Opportunity Housing-Waterford)                                            NR/Ba1       2,000,000     1,862,380
          Bexar  County  Housing   Finance  Corp.   MFR,  5.70%  due  1/1/2021
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1       1,135,000     1,049,342
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,368,835
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,400,878
          Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       AAA/Aaa       2,800,000     2,774,128
          Bryan Electric Systems, 2.00% due 7/1/2011                                A+/A1        1,500,000     1,511,220
          Bryan Electric Systems, 3.00% due 7/1/2013                                A+/A1        1,000,000     1,039,320
          Cedar Park  Improvement  District GO, 5.00% due 2/15/2016  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,087,400
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,025,050
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,114,130
          Denton GO, 2.00% due 2/15/2011                                            AA/Aa2       2,080,000     2,084,202
          Denton GO, 3.00% due 2/15/2013                                            AA/Aa2       2,710,000     2,814,091
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                          AAA/Aaa       2,985,000     2,348,867
          Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                     AAA/Aaa          15,000        11,703
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,320,000     1,343,694
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A1        2,075,000     2,265,028
          Hays  Consolidated ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
          (Guaranty: PSF)                                                          AAA/Aaa       4,000,000     3,579,080
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       537,025
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       546,084
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     2,947,050
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A1        2,040,000     2,155,974
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR        1,080,000     1,083,197
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2012 (Insured: Radian)                                                A-/A3          735,000       737,315
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2013 (Insured: Radian)                                                A-/A3          500,000       501,435
          Mission EDA,  6.00% due 8/1/2020  put  8/1/2013  (Waste  Management,
          Inc.) (AMT)                                                               BBB/NR       3,000,000     3,181,020
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR       4,300,000     4,310,406
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                            BBB/NR       5,050,000     4,960,867
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  BBB/Baa2      3,000,000     3,119,820
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       2,575,000     2,614,809
          San Juan Higher  Education  Finance  Authority,  5.75% due 8/15/2024
          (Idea Public Schools)                                                     BBB/NR       1,590,000     1,576,565
          Stafford  Economic   Development,   6.00%  due  9/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/A1        1,775,000     2,061,414
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company; Guaranty: Atlantic Richfield)                           A/A2        2,450,000     2,782,906
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation)                                         BBB/NR       1,750,000     1,671,407
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       2,000,000     1,667,920
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                              BBB/NR       3,000,000     2,731,920
          Travis County GO, 5.25% due 3/1/2021                                     AAA/Aaa       1,000,000     1,101,450
          Uptown  Development  Authority,  5.25% due 9/1/2024  (Infrastructure
          Improvement)                                                             BBB+/NR         500,000       473,935
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                             BBB+/NR       1,250,000     1,185,650
        U.S. Virgin Islands -- 0.73%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            NR/Baa3       5,000,000     5,199,050
        Utah -- 1.14%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,015,060
          County of Salt Lake,  5.50% due 5/15/2016 (IHC Health  Services Inc;
          Insured: AMBAC)                                                          AA+/Aa1       2,480,000     2,542,918
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa2       1,250,000     1,374,062
          Utah  County  Municipal  Building  Authority,  5.50%  due  11/1/2016
          pre-refunded 11/1/2011 (Insured: AMBAC)                                   NR/Aa3       1,000,000     1,042,660
          Utah State Board of Regents,  5.00% due 8/1/2021 (University of Utah
          Hospital)                                                                 AA/Aa2       1,000,000     1,073,900
          Utah State Board of Regents,  5.00% due 8/1/2022 (University of Utah
          Hospital)                                                                 AA/Aa2       1,015,000     1,076,428
        Virginia -- 0.69%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,048,140
          Hanover  County  IDRB  Medical   Facilities,   6.00%  due  10/1/2021
          (FirstHealth Richmond Memorial Hospital) (ETM)                            BBB/NR         795,000       864,165
          Mecklenburg  County  Industrial  Development  Authority,  6.50%  due
          10/15/2017 (Virginia Electric and Power Company)                         NR/Baa1       2,000,000     1,997,580
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR        1,000,000     1,013,790
        Washington -- 2.99%
          King County  Housing  Authority,  5.20% due  5/1/2028  (Birch  Creek
          Apts.)                                                                    AAA/NR       2,400,000     2,421,336
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,368,670
          Skagit  County  Public  Hospital  District GO,  5.125% due 12/1/2015
          (Insured: Natl-Re)                                                        NR/A1        1,900,000     2,114,111
          Washington  Economic   Development  Finance  Authority,   1.75%  due
          6/1/2020   put   9/1/2011   (Waste   Management;   Guaranty:   Waste
          Management, Inc.)                                                         BBB/NR       1,000,000       999,310
          Washington  Health Care  Facilities,  6.00% due 12/1/2014  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,735,000     1,757,416
          Washington  Health Care  Facilities,  6.00% due 12/1/2015  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,945,000     1,969,254
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AA+/Aa3       1,000,000     1,035,360
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        4,000,000     4,252,520
          Washington  Housing  Finance  Commission,  5.60% due 7/1/2011 (Kline
          Galland Center; Insured: Radian)                                          NR/NR          500,000       503,470
          Washington Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
          Academy; Insured: ACA)                                                    NR/NR          895,000       895,564
          Washington  Housing Finance  Commission,  5.875% due 7/1/2019 (Kline
          Galland Center; Insured: Radian)                                          NR/NR        1,000,000     1,002,310
          Washington Public Power Supply, 0% due 7/1/2011                           AA/Aaa       1,000,000       997,110
        West Virginia -- 0.22%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,571,540
        Wisconsin -- 1.37%
          Wisconsin  Health &  Educational  Facilities,  5.75%  due  8/15/2020
          (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/NR        1,000,000     1,003,300
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2021 (Agnesian Healthcare)                                            A-/A3        2,170,000     2,135,215
          Wisconsin  Health &  Educational  Facilities  Authority,  5.50%  due
          7/1/2025 (Agnesian Healthcare)                                            A-/A3        5,000,000     4,960,600
          Wisconsin  Housing & Economic  Development  GO, 5.875% due 11/1/2016
          Insured: AMBAC                                                            AA/Aa3       1,635,000     1,637,812


TOTAL INVESTMENTS -- 98.44% (Cost $700,472,369)                                                          $   701,803,190


OTHER ASSETS LESS LIABILITIES -- 1.56%                                                                        11,090,372


NET ASSETS -- 100.00%                                                                                    $   712,893,562

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    701,803,190   $              --     $    701,803,190   $              --

Total Investments in Securities        $    701,803,190   $              --     $    701,803,190   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Strategic Municipal Income Fund                                               December 31, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount         Value
        Arizona -- 2.39%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                     BBB-/Baa2    $   500,000    $  533,040
          Pima County  Industrial  Development  Authority  Education  Revenue,
          6.25% due 7/1/2013 (Arizona Charter Schools)                             NR/Baa3         815,000       820,289
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A/A3          235,000       217,011
          University Medical Center Corp., 6.25% due 7/1/2029                     BBB+/Baa1        100,000       103,529
          University Medical Center Corp., 6.50% due 7/1/2039                     BBB+/Baa1        275,000       285,720
        California -- 15.05%
          California Financial Authority Revenue,  8.50% due 11/1/2039 (Harbor
          Regulation Control)                                                      NR/Baa1       1,000,000     1,028,510
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                    A/A3        1,605,000       499,492
          California State Public Works Board, 6.25% due 4/1/2034                  BBB+/A2         100,000       101,467
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000       901,420
          Calipatria  USD,  0%  due  8/1/2025  (Capital  Appreciation-Election
          1995; Insured: ACA)                                                       NR/NR        2,425,000       754,320
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       535,345
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        1,000,000       886,440
          Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)                 AA+/Aa3       1,750,000     1,613,535
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                       A-/NR          650,000       612,086
          Lee Lake Water District, 5.875% due 9/1/2027                              NR/NR          500,000       428,020
          M-S-R Energy Authority, 6.50% due 11/1/2039                                A/NR        1,000,000     1,039,960
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways Redevelopment)                                           A-/NR          300,000       300,753
          Oak Park Unified School District GO, 0% due 8/1/2030 (Insured: AGM)      AA+/Aa3         500,000       140,720
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2027 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR          720,000       223,862
          Redwood City Redevelopment  Agency Tax Allocation,  0% due 7/15/2021
          (Redevelopment Project Area 2; Insured: AMBAC)                            A-/NR        1,285,000       662,636
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                        BBB/A1         535,000       282,908
          San Diego USD, 0% due 7/1/2035 (Election 2008)                            AA/Aa1       1,700,000       339,048
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation,   0%  due  8/1/2023  (Redevelopment  Project;   Insured:
          Natl-Re)                                                                   A/A1          825,000       368,660
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       257,935
          San Jose  Redevelopment  Agency Tax, 5.50% due 8/1/2035 (Merged Area
          Redevelopment)                                                             A/A1        1,000,000       939,750
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs Redevelopment; Insured: AGM)                    AA+/NR         100,000       103,075
          Union  Elementary   School  District,   0%  due  9/1/2027   (Capital
          Appreciation - Election 1999; Insured: Natl-Re)                           AA+/NR         905,000       313,148
        Colorado -- 8.65%
          Colorado  Educational  & Cultural  Facilities  Authority,  5.25% due
          8/15/2019 (Peak to Peak Charter School; Insured: Syncora)                  A/NR        1,600,000     1,645,104
          Denver Convention Center, 5.125% due 12/1/2026 (Insured: Syncora)       BBB-/Baa3      1,000,000       865,720
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        250,000       204,335
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: Syncora)        BBB-/Baa3        455,000       359,113
          E-470 Public HIghway  Authority  Revenue,  0% due 9/1/2037  (Capital
          Appreciation)                                                           BBB-/Baa2      1,000,000       134,720
          E-470 Public HIghway  Authority  Revenue,  0% due 9/1/2040  (Capital
          Appreciation)                                                           BBB-/Baa2      2,000,000       215,660
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,100,000     1,076,405
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       224,458
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       384,284
          Pinery  West  Metropolitan  District  No.  2,  4.50%  due  12/1/2032
          (Insured: Radian)                                                         NR/NR          500,000       343,060
          Public Authority for Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase Revenue; Guaranty: BofA-Merrill Lynch & Co.)                  A/A2          825,000       872,116
          Public Authority for Colorado Energy,  6.50% due 11/15/2038 (Natural
          Gas Purchase Revenue; Guaranty: BofA-Merrill Lynch & Co.)                  A/A2          250,000       262,952
          Regional Transportation District COP, 5.375% due 6/1/2031                 A-/Aa3         500,000       498,625
        Connecticut -- 1.13%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000       930,620
        District of Columbia -- 0.64%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       1,500,000       527,295
        Florida -- 5.40%
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       343,747
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,000,000     1,902,360
          Santa Rosa Bay Bridge Authority, 0% due 7/1/2013 (Insured: Radian)       NR/Caa3         100,000        53,535
          Sarasota  County  Public   Hospital  Board,   3.269%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       1,000,000       885,490
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          230,000       201,128
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2020  (Tampa Bay
          Arena; Insured: Natl-Re)                                                 BBB/Baa1      1,000,000     1,038,810
        Georgia -- 1.74%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                           A/A1          500,000       531,305
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)          A+/Aa3         515,000       538,855
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)           A/A2          350,000       352,453
        Guam -- 2.47%
          Guam Government, 5.75% due 12/1/2034 (Section 30)                        BBB-/NR         500,000       486,060
          Guam  Government  Department of Education COP,  6.875% due 12/1/2040
          (John F. Kennedy High School)                                             NR/NR        1,000,000       976,640
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       562,157
        Hawaii -- 0.37%
          Hawaii State  Department  of Budget & Finance,  5.45% due  11/1/2023
          (Hawaiian Electric Co.; Insured: Natl-Re) (AMT)                          NR/Baa1         300,000       299,991
        Idaho -- 0.20%
          Madison County Hospital Revenue COP, 5.25% due 9/1/2037                  BBB-/NR         200,000       161,848
        Illinois -- 9.44%
          Broadview Tax Increment Revenue, 5.25% due 7/1/2012                       NR/NR          515,000       515,093
          Chicago   Tax   Increment,   4.70%  due   11/15/2013   (Near   South
          Redevelopment; Insured: AMBAC)                                            NR/NR          800,000       801,536
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa2       1,000,000       990,740
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1         625,000       629,956
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          System)                                                                    A/A3          330,000       300,270
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          System)                                                                    A/A3        1,000,000       937,970
          Melrose Park Tax Increment Revenue,  6.75% due 12/15/2021  (Insured:
          Natl-Re)                                                                 NR/Baa1         410,000       459,204
          Metropolitan  Pier  &  Exposition  Authority,  5.00%  due  6/15/2050
          (McCormick)                                                               AAA/A2       1,500,000     1,325,205
          Railsplitter Tobacco Settlement Authority, 6.00% due 6/1/2028             A-p/NR       1,000,000       979,860
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR          300,000       294,480
          Southwestern  Illinois  Development  Authority,  5.50% due 8/15/2020
          (Southwestern Illinois Health Facilities)                                BBB/Baa2        500,000       500,115
        Indiana -- 1.63%
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        1,000,000       919,870
          Indiana Power System Revenue, 5.50% due 1/1/2017 (Insured: AMBAC)         A+/A1          400,000       414,604
        Kansas -- 0.84%
          Wichita  Multi-Family   Housing,   5.85%  due  12/1/2025  (Brentwood
          Apartments)                                                                B/NR          895,000       685,892
        Kentucky -- 2.37%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa1        365,000       195,049
       a  Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa1      2,490,000     1,238,625
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       510,450
        Louisiana -- 1.25%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3        120,000       102,201
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       418,495
          Orleans Parish School Board GO, 0% due 2/1/2015 (Insured: FGIC)           NR/NR          645,000       500,488
        Massachusetts -- 0.60%
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          480,000       492,749
        Michigan -- 9.72%
          Detroit School District, 5.25% due 5/1/2027 (Insured: AGM)               AA+/Aa2       1,000,000       974,250
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  BBB/A1       1,000,000     1,027,120
          Dickinson County Healthcare  Systems,  5.80% due 11/1/2024 (Insured:
          ACA-CBI)                                                                  NR/NR          270,000       272,565
          Dickinson County Healthcare Systems, 5.80% due 11/1/2024                 NR/Baa3       1,000,000     1,009,500
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2036 (Bronson
          Methodist Hospital)                                                       NR/A2        1,000,000       891,900
          Michigan  Public  Educational   Facilities   Authority,   8.75%  due
          9/1/2039 (Bradford Academy)                                              BBB-/NR         500,000       542,455
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,100,000       994,675
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2          650,000       612,710
          Michigan  State  Hospital  Finance  Authority,  5.75%  due  4/1/2032
          (Oakwood Obligated Group)                                                  A/A2          150,000       145,164
          Michigan  State  Hospital  Finance  Authority  Revenue,   5.75%  due
          11/15/2039                                                                 A/A1        1,000,000       953,970
          Michigan   State   Strategic   Fund,   5.00%   due   8/1/2013   (NSF
          International)                                                            A-/NR          300,000       313,128
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re/AMBAC)                                          NR/NR          200,000       232,960
        Minnesota -- 0.97%
          Dakota  County  Community  Development  Agency,  5.00% due 11/1/2022
          (Commons on Marice)                                                       NR/NR          400,000       344,708
          St. Paul  Housing &  Redevelopment  Authority,  5.25% due  5/15/2023
          (Healthpartners Obligated Group)                                         BBB+/A3         100,000        97,421
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       351,509
        Missouri -- 0.42%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor Project)                                                         NR/NR          340,000       342,237
        Nevada -- 0.64%
          Mesquite  Redevelopment  Agency Tax  Increment  Revenue,  7.375% due
          6/1/2024                                                                  A-/NR          500,000       522,140
        New Mexico -- 1.91%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          NR/Baa2       1,000,000       906,760
          Santa Fe County  Charter  School  Foundation,  6.625% due  1/15/2036
          (ATC Foundation)                                                          NR/NR          485,000       421,344
          Santa Fe  Educational  Facilities,  5.50% due  3/1/2024  (St.  Johns
          College)                                                                  NR/NR          265,000       238,253
        Ohio -- 3.97%
          Buckeye Tobacco Settlement Financing Authority, 6.50% due 6/1/2047       BB-/Baa3        590,000       423,331
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR         490,000       491,289
          Cleveland  Cuyahoga  County  Port  Authority,  7.00%  due  5/15/2040
          (Insured: City Appropriations)                                           BBB-/NR       1,000,000     1,008,380
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa2      1,350,000     1,333,624
        Oregon -- 1.18%
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000       966,000
        Pennsylvania -- 5.18%
          Allegheny  County  Industrial  Development   Authority,   6.75%  due
          8/15/2035 (Propel Charter School)                                         BB+/NR       1,000,000       913,600
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       445,730
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        600,000       540,990
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        2,000,000     1,363,520
          Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)               BBB+/NR       1,000,000       986,030
        Rhode Island -- 0.86%
          Pawtucket  Housing  Authority  Capital Funds Housing Revenue,  5.50%
          due 9/1/2022                                                              AA/NR          315,000       338,086
          Pawtucket  Housing  Authority  Capital Funds Housing Revenue,  5.50%
          due 9/1/2024                                                              AA/NR          350,000       369,282
        South Dakota -- 0.91%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       742,343
        Tennessee -- 0.71%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                   BBB/Baa1        100,000       105,010
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                    B/Ba3          500,000       480,630
        Texas -- 12.02%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         720,000       619,661
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         615,000       462,843
          Bexar  County  Housing   Finance  Corp.   MFR,  5.80%  due  1/1/2031
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1         550,000       472,153
          Clifton Higher Education Finance Corp., 9.00% due 2/15/2038              BBB-/NR       1,000,000     1,105,820
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       100,068
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       503,595
          La Vernia Higher Education Finance Corp.,  6.25% due 8/15/2039 (Kipp
          Inc.)                                                                     BBB/NR       1,000,000       971,400
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                   A/A2           40,000        41,606
          San Juan  Higher  Education  Finance  Authority  Revenue,  6.70% due
          8/15/2040 (Idea Public School)                                            BBB/NR       1,000,000     1,010,480
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company; Guaranty: Atlantic Richfield)                           A/A2        1,000,000     1,135,880
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                          BBB/NR         100,000        96,491
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 2/15/2018 (Cosmos Foundation Inc.)                                    BBB/NR       1,000,000       979,430
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                          BBB/NR         155,000       141,149
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       1,500,000     1,250,940
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation Inc.)                                    BBB/NR       1,000,000       959,660
        U.S. Virgin Islands -- 0.81%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             NR/Baa3         500,000       514,655
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017               NR/Baa3         150,000       150,239
        Utah -- 1.21%
          Herriman Utah Special Assessment,  4.75% due 11/1/2022 (Towne Center
          Assessment Area)                                                           A/NR        1,000,000       989,510
        Virginia -- 2.64%
          Mecklenburg  County  Industrial  Development  Authority,  6.50%  due
          10/15/2017 (Virginia Electric and Power Company)                         NR/Baa1       1,000,000       998,790
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR          635,000       643,757
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       522,125
        Washington -- 1.19%
          Washington  HFA,  5.70%  due  7/1/2038  (Overlake  Hospital  Medical
          Center)                                                                  BBB+/A3       1,000,000       978,270


TOTAL INVESTMENTS -- 98.51% (Cost $81,520,851)                                                           $    80,735,513


OTHER ASSETS LESS LIABILITIES -- 1.49%                                                                         1,217,016


NET ASSETS -- 100.00%                                                                                    $    81,952,529

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     80,735,513   $              --     $     80,735,513   $              --

Total Investments in Securities        $     80,735,513   $              --     $     80,735,513   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg California Limited Term Municipal Fund                                        December 31, 2010 Unaudited
                                                                              Credit Rating+   Principal
                                                                               S&P/Moody's      Amount        Value

        ABAG Finance  Authority,  4.75% due  10/1/2011  (California  School of
        Mechanical Arts)                                                           NR/A3     $   435,000   $   444,179
        ABAG Finance  Authority,  4.75% due  10/1/2012  (California  School of
        Mechanical Arts)                                                           NR/A3         455,000       466,907
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA/NR       1,830,000     2,098,864
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa1      1,150,000     1,249,510
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3      2,075,000     2,327,590
        Burbank Water & Power, 5.00% due 6/1/2015                                  AA-/A1        750,000       841,343
        Burbank Water & Power, 5.00% due 6/1/2016                                  AA-/A1        500,000       568,320
        Burbank Water & Power, 5.00% due 6/1/2017                                  AA-/A1      1,000,000     1,134,970
        Burbank Water & Power, 5.00% due 6/1/2018                                  AA-/A1        360,000       404,114
        Burbank Water & Power, 5.00% due 6/1/2020                                  AA-/A1        625,000       685,756
        Calexico USD GO, 6.75% due 9/1/2017                                       BBB+/NR      3,060,000     3,438,094
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3       1,540,000     1,652,127
        California Educational Facilities Authority,  0% due 10/1/2019 (Loyola
        Marymount University; Insured: Natl-Re)                                    NR/A2       2,025,000     1,252,138
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3       1,445,000     1,512,221
        California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)         NR/A2       1,500,000     1,544,505
        California HFA, 5.25% due 10/1/2013 (Providence Health)                    AA/Aa2        650,000       712,179
        California HFA, 5.00% due 8/15/2014 (Cedars Sinai Medical Center)          NR/A2       1,500,000     1,624,335
        California HFA, 6.00% due 10/1/2018 (Providence Health)                    AA/Aa2      1,000,000     1,166,140
        California HFA, 5.10% due 2/1/2019  (Episcopal Home;  Insured:  CA Mtg
        Insurance)                                                                 A-/NR       2,000,000     2,009,120
        California HFA, 5.00% due 7/1/2027 put 7/1/2014  (Catholic  Healthcare
        West)                                                                       A/A2       2,000,000     2,139,520
        California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                     A/A3       2,755,000       857,384
        California Housing Finance Agency,  4.85% due 8/1/2016 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3      1,000,000     1,021,580
        California Housing Finance Agency, 9.875% due 2/1/2017                      A/A3       1,345,000     1,351,187
        California Housing Finance Agency,  5.00% due 8/1/2017 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3        980,000       993,671
        California Housing Finance Agency, 5.125% due 8/1/2018 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3      1,000,000       986,080
        California  Infrastructure  &  Economic  Development  Bank,  5.25% due
        8/15/2020 (King City High School)                                          A-/NR       1,000,000     1,046,180
        California Mobile Home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         570,000       577,877
        California  Municipal  Finance  Authority,  1.625%  due  2/1/2019  put
        10/1/2011   (Waste   Management,   Inc.   Project;   Guaranty:   Waste
        Management, Inc.)                                                          BBB/NR      1,000,000       999,890
        California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A/A2       2,500,000     2,793,175
        California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric;  Insured:
        Natl-Re) (AMT)                                                            BBB+/A3      2,000,000     2,052,720
        California PCR Solid Waste Disposal,  6.75% due 7/1/2011 (North County
        Recycling Center) (ETM)                                                    NR/Aaa        500,000       514,020
        California PCR Solid Waste Disposal,  5.25% due 6/1/2023 put 12/1/2017
        (Republic Services, Inc.) (AMT)                                           BBB/Baa3     1,620,000     1,644,883
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         BBB/A2      2,000,000     2,006,940
        California  State  Department of Water Resources  Power Supply,  6.00%
        due 5/1/2013 pre-refunded 5/1/2012                                        AA-/Aa3      2,270,000     2,449,852
        California  State  Department of Water Resources  Power Supply,  5.00%
        due 5/1/2015                                                              AA-/Aa3      5,000,000     5,606,250
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3      3,000,000     3,321,900
        California  State  GO,  5.50%  due  3/1/2012   (School   Improvements;
        Insured: FGIC)                                                             A-/A1         230,000       231,608
        California   State  GO,  0.26%  due  5/1/2034  put  1/3/2011   Various
        Kindergarten;  LOC:  State  Street B&T  Co/California  State  Teachers
        Retirement) (daily demand notes)                                          AA-/Aa2      4,000,000     4,000,000
        California  State  GO,  0.28%  due  5/1/2034  put  1/3/2011   (Various
        Kindergarten; LOC: Citibank N.A. (daily demand notes)                     AAA/Aa2      2,500,000     2,500,000
        California  State  Public  Works  Board  Lease,  5.25%  due  10/1/2013
        (California State University)                                             BBB+/Aa3       500,000       501,085
        California State Public Works Board Lease, 5.25% due 12/1/2014            BBB+/A2      1,525,000     1,527,608
        California  State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
        (Department of Corrections; Insured: AMBAC)                               BBB+/A2      2,000,000     2,124,900
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2015
        (Various Universities)                                                    AA-/Aa2      1,000,000     1,099,310
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2016
        (California State University)                                             BBB+/Aa3     1,000,000     1,065,760
        California  Statewide  Community  Development  Authority,   5.00%  due
        6/15/2013                                                                  A-/A1       2,500,000     2,650,500
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 (East Campus Apartments; Insured: ACA)                           NR/Baa1      1,215,000     1,248,376
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                A-/NR         750,000       807,885
        California  Statewide  Community  Development  Authority,   5.00%  due
        5/15/2015 (Irvine LLC-UCI East Campus)                                    NR/Baa2      2,300,000     2,413,896
        California  Statewide  Community  Development  Authority,   5.00%  due
        4/1/2019 (Guaranty: Kaiser Permanente)                                     A+/NR       3,000,000     3,144,360
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2020 (Aspire Public Schools)                                           NR/NR       1,350,000     1,279,516
        California  Statewide  Community  Development  Authority,   3.85%  due
        11/1/2029  put  6/1/2012  (Kaiser  Credit  Group;  Insured:   Guaranty
        Agreement)                                                                 A+/NR         975,000     1,013,230
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars Sinai Center Hospital; Insured: Natl-Re)                  BBB/A2        300,000       311,433
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028  put  4/1/2013  (Southern  California  Edison  Co.;  Insured:
        Syncora)                                                                    A/A1       2,575,000     2,709,930
        Calipatria USD, 0% due 8/1/2025 (Capital  Appreciation-Election  1995;
        Insured: ACA)                                                              NR/NR       5,000,000     1,555,300
        Carson  Redevelopment  Agency  Tax  Allocation,  6.00%  due  10/1/2019
        (Project Area 1)                                                           A-/NR       1,050,000     1,158,959
        Castaic   Union   School   District,   0%   due   5/1/2018   (Insured:
        Natl-Re/FGIC)                                                              A+/NR       3,000,000     2,161,230
        Centinela Valley Union High School District GO, 4.00% due 12/1/2013       SP-1+/NR     3,000,000     3,103,350
        Central  Union  High  School  District  Imperial  County,   5.00%  due
        8/1/2012 (Insured: Natl-Re/FGIC)                                           A+/NR         830,000       863,449
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1       1,000,000     1,096,670
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1         500,000       540,980
        Cerritos  Public  Financing   Authority  Tax  Allocation,   5.00%  due
        11/1/2014 (Insured: AMBAC)                                                 A-/NR       1,260,000     1,345,617
        Chula Vista COP, 5.25% due 3/1/2020                                        A-/NR       1,300,000     1,348,646
        City of Folsom,  4.00% due 12/1/2014  (Community  Facilities  District
        No. 2)                                                                     A+/NR         755,000       779,220
        City of Folsom,  5.00% due 12/1/2016  (Community  Facilities  District
        No. 2)                                                                     A+/NR       1,100,000     1,175,691
        City of Folsom,  5.00% due 12/1/2018  (Community  Facilities  District
        No. 2)                                                                     A+/NR         965,000     1,005,221
        Contra Costa Water District, 2.50% due 10/1/2013                           AA+/NR      2,000,000     2,073,700
        Corona Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AA+/Aa2      1,595,000     1,223,509
        County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)               A+/Baa1      1,815,000     1,985,955
        Delano  Financing  Authority,  5.00% due 12/1/2017  (Police  Station &
        Capital Improvements)                                                       A/NR       1,085,000     1,131,698
        Delano  Financing  Authority,  5.00% due 12/1/2018  (Police  Station &
        Capital Improvements)                                                       A/NR       1,135,000     1,166,769
        Delano  Financing  Authority,  5.00% due 12/1/2019  (Police  Station &
        Capital Improvements)                                                       A/NR       1,195,000     1,210,392
        Desert Sands USD COP, 5.25% due 3/1/2014                                   A+/A1       1,745,000     1,871,757
        Desert Sands USD COP, 5.00% due 3/1/2017                                   A+/A1       1,500,000     1,605,450
        Escondido USD GO, 6.10% due 11/1/2011 (Insured: Natl-Re)                  BBB/Baa1       500,000       508,665
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                   A/A2         735,000       790,772
        High Desert California Memorial Health Care, 5.40% due 10/1/2011           NR/NR         675,000       675,135
        Inland Valley Development Agency, 5.25% due 4/1/2012                        A/NR       1,490,000     1,545,204
        Irvine  Ranch Water  District  GO,  0.27% due  10/1/2041  put 1/3/2011
        (LOC: Bank of America) (daily demand notes)                                A+/Aa3      1,100,000     1,100,000
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR     2,000,000     2,053,300
        Kings Canyon Joint USD GO, 5.375% due 8/1/2017  pre-refunded  8/1/2011
        (Insured: Natl-Re)                                                         AA-/NR      1,000,000     1,039,280
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AA+/NR      1,160,000     1,221,909
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AA+/NR        680,000       720,052
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  A+/A1       2,000,000     2,156,920
        Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     A+/A2       1,400,000     1,457,274
        Los  Angeles  County  Public  Works  Authority,   5.00%  due  8/1/2018
        (Multiple Capital Projects)                                                A+/A1       2,060,000     2,204,097
        Los Angeles County Schools, 5.00% due 6/1/2016 (Insured: Natl-Re)         BBB/Baa1     1,000,000     1,070,390
        Los Angeles County Schools, 5.00% due 6/1/2017 (Insured: Natl-Re)         BBB/Baa1     1,010,000     1,073,852
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        International Airport)                                                     AA/Aa3      2,000,000     2,225,700
        Los Angeles  Department of Water & Power, 5.25% due 7/1/2011 (Insured:
        Natl-Re)                                                                  AA-/Aa3      3,000,000     3,072,000
        Los  Angeles  Department  of Water & Power,  0.28%  due  7/1/2035  put
        1/3/2011 (Insured: U.S. Bank) (daily demand notes)                         AA/Aa2      2,500,000     2,500,000
        Los Angeles  Municipal  Improvement  Corporation,  5.00% due 11/1/2017
        (Capital Equipment)                                                        A+/A2       3,235,000     3,495,029
        Los Angeles Solid Waste, 3.00% due 2/1/2011                                AA/Aa2      1,610,000     1,613,478
        Los Angeles Solid Waste, 4.00% due 2/1/2012                                AA/Aa2        850,000       880,974
        Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)                A+/A1       2,000,000     2,142,760
        Los Angeles USD COP, 5.00% due 10/1/2015 (Insured: AMBAC)                  A+/A1       1,500,000     1,608,600
        Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                 AA-/Aa2      2,500,000     2,661,650
        Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020             A-/NR       1,190,000     1,224,379
        Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00% due  9/1/2015
        (Insured: Natl-Re)                                                         A/Baa1      2,000,000     2,087,220
        Mojave USD COP, 0% due 9/1/2017 (Insured: AGM)                             AA+/NR      1,045,000       796,395
        Mojave USD COP, 0% due 9/1/2018 (Insured: AGM)                             AA+/NR      1,095,000       766,084
        Monterey  County  COP,  5.00%  due  8/1/2014   (Refinancing   Project;
        Insured: AGM)                                                             AA+/Aa3      2,000,000     2,189,820
        Northern California Power Agency, 4.00% due 7/1/2015                        A/A2         500,000       527,480
        Northern California Power Agency, 5.00% due 7/1/2016                        A/A2         500,000       560,995
        Northern California Power Agency, 5.00% due 7/1/2018                        A/A2       1,250,000     1,392,450
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    NR/NR       2,340,000     2,552,729
        Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00% due  10/1/2014
        (Insured: Natl-Re)                                                        BBB/Baa1       625,000       664,200
        Orange County Public Finance Authority,  5.375% due 6/1/2015 (Juvenile
        Justice Center; Insured: AMBAC)                                            A+/Aa3      1,000,000     1,059,310
        Oxnard Financing  Authority Solid Waste,  5.25% due 6/1/2014 (Insured:
        Natl-Re/FGIC)                                                              A+/NR       1,000,000     1,071,870
        Oxnard Financing  Authority Waste Water,  5.00% due 5/1/2013 (Insured:
        AMBAC) (AMT)                                                                A/NR       2,115,000     2,210,238
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AA+/Aa3      2,000,000     1,313,820
        Pittsburg  Redevelopment  Agency Tax  Allocation,  5.00% due  8/1/2020
        (Los Medanos Community Development Project; Insured: Natl-Re)             A+/Baa1      1,105,000     1,107,309
        Port   Oakland,   5.75%  due   11/1/2012   (Port,   Airport  &  Marina
        Improvements; Insured: Natl-Re/FGIC) (AMT)                                  A/A2       2,160,000     2,167,063
        Port Oakland, 5.75% due 11/1/2014 (Insured: Natl-Re/FGIC) (AMT)             A/A2         745,000       746,915
        Redding  Electrical  Systems Revenue COP, 5.00% due 6/1/2020 (Insured:
        AGM)                                                                       NR/Aa3      2,500,000     2,635,350
        Richmond Joint Powers Financing Authority,  5.25% due 5/15/2013 (Lease
        & Gas Tax)                                                                  A/NR         300,000       300,291
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,113,869
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,104,226
        Ridgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,095,990
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,100,138
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,040,000     1,074,653
        Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       AA-/A1      1,000,000     1,058,650
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A/A2       1,000,000     1,037,390
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                  BBB/Baa1     3,310,000     2,774,508
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble)                                                                    A+/A1       1,100,000     1,218,635
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble)                                                                    A+/A1         625,000       682,650
        Sacramento  Municipal Utility District,  5.00% due 7/1/2020  (Cosumnes
        Project; Insured: Natl-Re)                                                 A/Baa1      3,000,000     3,074,580
        San  Bernardino  County  Community  Facilities  District,   5.10%  due
        9/1/2011                                                                   NR/NR         190,000       193,135
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR         205,000       212,169
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR         300,000       313,839
        San Bernardino County Multi-Family  Housing,  4.75% due 12/15/2031 put
        12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       NR/Aaa      3,100,000     3,199,882
        San Diego  Redevelopment  Agency,  5.25%  due  9/1/2015  (Centre  City
        Redevelopment; Insured: AGM)                                              AA+/Aa3      1,375,000     1,420,155
        San Diego  Redevelopment  Agency,  4.50%  due  9/1/2019  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/A2       1,240,000     1,244,241
        San  Diego  USD  GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
        Natl-Re)                                                                   AA/Aa1      1,390,000     1,528,639
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2013
        pre-refunded 5/1/11 (Insured: Natl-Re)                                     BBB/NR        425,000       431,736
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2013
        (Insured: Natl-Re)                                                          A/A1         630,000       638,159
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2016
        (Insured: Syncora)                                                          A/A1       1,500,000     1,591,635
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2011
        (George R. Moscone; Insured: Natl-Re)                                     AA-/Aa2      1,200,000     1,193,916
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2013
        (George R. Moscone)                                                       AA-/Aa3      1,200,000     1,143,456
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                         BBB/Baa1     1,000,000     1,031,820
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AA+/Aa2      5,000,000     3,281,550
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.25% due  8/1/2012
        (Merged Area Redevelopment; Insured: Natl-Re)                              A-/A2       1,000,000     1,047,410
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.00% due  8/1/2020
        (Insured: Natl-Re)                                                         A-/A2       1,200,000     1,208,688
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
        Utility Improvements)                                                      A+/NR       2,000,000     2,119,300
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                  BBB/Baa1     1,000,000     1,000,990
        San Mateo USD GO, 0% due 9/1/2019 (Insured: Natl-Re/FGIC)                  AA/Aa1      2,000,000     1,375,760
        Santa Ana Unified  School  District GO, 0% due  8/1/2020  (Election of
        1999; Insured: Natl-Re/FGIC)                                               A+/NR       2,035,000     1,181,806
        Santa Barbara County, 5.25% due 12/1/2014 (Insured: AMBAC)                AA+/Aa3      1,145,000     1,211,124
        Santa Clara County Financing Authority,  5.00% due 5/15/2012 (Multiple
        Facilities)                                                                AA/Aa2      1,000,000     1,053,480
        Santa Margarita/Dana Point Authority,  7.25% due 8/1/2013 (Improvement
        Districts 3-3A, 4-4A; Insured: Natl-Re)                                   BBB/Baa1     2,000,000     2,213,800
        Seal  Beach   Redevelopment   Agency  Mobile  Home  Park,   5.20%  due
        12/15/2013 (Insured: ACA)                                                  NR/NR         470,000       479,362
        Solano County COP, 5.00% due 11/15/2013                                    AA-/A1      1,780,000     1,924,767
        Solano County COP, 5.00% due 11/15/2016                                    AA-/A1      1,000,000     1,092,440
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A1       1,060,000     1,131,730
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,046,570
        Southern  California  Public  Power  Authority,   6.75%  due  7/1/2012
        (Multiple Projects; Insured: AGM)                                         AA+/Aa3      2,315,000     2,513,789
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        350,000       389,718
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        250,000       278,370
        Torrance  Hospital  Revenue,  6.00% due  6/1/2022  (Torrance  Memorial
        Medical Center)                                                            A+/A2       2,600,000     2,660,944
        Tracy Area Public Facilities  Financing Agency Special Tax, 5.875% due
        10/1/2019 (Community Facilities District No. 87)                          BBB/Baa1       590,000       606,898
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A1         500,000       550,305
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A1       1,460,000     1,611,125
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A1       1,125,000     1,229,186
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A1       1,000,000     1,084,270
        Tustin  Community  Redevelopment  Agency,  4.00% due 9/1/2017  (Tustin
        Redevelopment Project Area)                                                 A/NR         935,000       943,854
        Twin Rivers USD GO, 0% due 4/1/2014                                        A+/NR       1,000,000       902,690
        University of California, 4.00% due 5/15/2017 (Ltd. Project)              AA-/Aa2      1,250,000     1,339,062
        Upper Lake Union High School  District  GO, 0% due  8/1/2020  (Capital
        Appreciation; Insured: Natl-Re)                                           NR/Baa1      1,050,000       579,737
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR         445,000       492,597
        Victorville  Redevelopment  Agency,  5.00% due 12/1/2014  (Bear Valley
        Road Redevelopment; Insured: AGM)                                         AA+/Aa3        210,000       222,386
        Washington  USD COP,  5.00% due 8/1/2017  (New High  School;  Insured:
        AMBAC)                                                                      A/NR         725,000       777,758
        Washington  USD Yolo  County,  5.00% due  8/1/2021  (New High  School;
        Insured: AMBAC)                                                             A/NR         910,000       920,538
        Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/NR         700,000       701,176


TOTAL INVESTMENTS -- 98.65%(Cost $ 240,992,409)                                                        $   244,370,691


OTHER ASSETS LESS LIABILITIES -- 1.35%                                                                       3,344,090


NET ASSETS -- 100.00%                                                                                  $   247,714,781

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG       Association of Bay Area Governments
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    244,370,691   $              --     $    244,370,691   $              --

Total Investments in Securities        $    244,370,691   $              --     $    244,370,691   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg New Mexico Intermediate Municipal Fund                                        December 31, 2010 Unaudited
                                                                              Credit Rating+   Principal
                                                                               S&P/Moody's      Amount        Value

        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A1     $ 4,000,000   $ 4,328,120
        Albuquerque GO, 3.25% due 7/1/2011                                        AAA/Aa1      3,000,000     3,043,890
        Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                    AA+/Aa2      1,775,000     1,702,190
        Albuquerque GRT, 0% due 7/1/2012 (Insured: AGM)                           AA+/Aa2        225,000       214,580
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      1,340,000     1,462,489
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      3,000,000     3,274,230
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       1,170,000     1,216,379
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       2,140,000     2,209,443
        Albuquerque Municipal School District GO, 5.00% due 8/1/2015               AA/Aa1        655,000       657,312
        Bernalillo County GO, 2.50% due 2/1/2013                                  AAA/Aaa      1,095,000     1,132,131
        Bernalillo County GRT, 5.25% due 10/1/2012                                AAA/Aa2      1,000,000     1,077,170
        Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)               AA/Aa2      3,000,000     3,317,670
        Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)               AAA/Aa2      3,170,000     3,590,913
        Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)               AAA/Aa2      1,275,000     1,435,612
        Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)               AAA/Aa2      3,850,000     4,268,456
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AAA/Aa1      1,520,000     1,688,158
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AAA/Aa1      1,000,000     1,100,380
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AAA/Aa1      1,420,000     1,488,714
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR         930,000       972,045
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR       2,510,000     2,535,627
        Dona  Ana  County  Pilot   Revenue,   5.50%  due   12/1/2014   (County
        Administrative Facilities, Insured: Radian)                                A-/NR         460,000       504,326
        Farmington  Hospital,  5.00% due 6/1/2017 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       1,035,000     1,101,468
        Farmington  Hospital,  5.125% due 6/1/2018 (San Juan Regional  Medical
        Center)                                                                    NR/A3         570,000       588,616
        Farmington  Hospital,  5.125% due 6/1/2019 (San Juan Regional  Medical
        Center)                                                                    NR/A3         645,000       660,893
        Farmington  Hospital,  5.00% due 6/1/2022 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       2,825,000     2,874,805
        Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)           NR/Baa2      4,000,000     3,627,040
        Farmington  PCR,  4.00% due 6/1/2032  put  8/1/2012 (El Paso  Electric
        Co.; Insured: Natl-Re/FGIC)                                                BBB/NR      2,000,000     2,001,540
        Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: AGM)            AA+/Aa3      6,095,000     6,189,412
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2011 (Insured: AMBAC)       A/A3         500,000       508,585
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)       A/A3       3,345,000     3,469,467
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)       A/A3       2,110,000     2,206,026
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)       A/A3       3,540,000     3,628,535
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa1      1,565,000     1,680,685
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa1      1,655,000     1,762,608
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa1      1,745,000     1,843,104
        Guam Government Ltd. Obligation Revenue, 5.375% due 12/1/2024             BBB-/NR      2,000,000     1,968,180
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2021                          NR/Aa3        730,000       803,701
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2022                          NR/Aa3        765,000       831,708
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2023                          NR/Aa3        800,000       858,920
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2024                          NR/Aa3        840,000       890,988
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2037                          NR/Aa3      5,000,000     4,878,050
        Los Alamos County GRT Improvement, 5.75% due 6/1/2016                     AA+/Aa3      1,000,000     1,177,250
        Los Alamos County GRT Improvement, 5.625% due 6/1/2023                    AA+/Aa3      1,000,000     1,099,260
        Los Alamos County GRT Improvement, 5.75% due 6/1/2024                     AA+/Aa3      3,000,000     3,289,590
        Los Alamos County GRT Improvement, 5.75% due 6/1/2025                     AA+/Aa3      1,000,000     1,087,900
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AA+/Aa3      1,265,000     1,380,090
        Los Alamos  Public  School  District,  2.00% due  8/1/2011  (State Aid
        Withholding)                                                               NR/Aa1      2,150,000     2,166,232
        Los Alamos  Public  School  District,  2.00% due  8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1      1,025,000     1,041,103
        Los Alamos  Public  School  District,  2.00% due  8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1      2,160,000     2,197,174
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Insured: Fitch) (AMT)                                                     NR/Aaa      2,000,000     2,105,140
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019         AAA/Aaa      1,000,000     1,097,700
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022         AAA/Aaa      3,000,000     3,162,030
        New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         NR/Aa3      2,280,000     2,480,663
        New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)       AA+/Aa1      2,660,000     2,879,264
        New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)         AA+/Aa1      1,000,000     1,112,120
        New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         NR/Aa3      2,360,000     2,635,152
        New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         NR/Aa3      2,915,000     3,176,942
        New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       NR/Aa3      1,215,000     1,311,908
        New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)         AA+/Aa1        365,000       395,463
        New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)      AA-/Aa3      1,300,000     1,361,841
        New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)      AA-/Aa3      7,000,000     7,209,860
        New  Mexico  Highway   Commission  Senior  Sub  Lien  Tax,  5.50%  due
        6/15/2014 pre-refunded 6/15/2011                                          AAA/Aa1      2,000,000     2,047,140
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2011
        (Presbyterian Healthcare Services)                                        AA-/Aa3      2,915,000     2,975,545
        New  Mexico  Hospital  Equipment  Loan  Council,  5.75%  due  8/1/2016
        pre-refunded 8/1/2011 (Presbyterian Healthcare Services)                  AA-/Aa3      3,205,000     3,335,732
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,730,000     1,945,939
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,124,820
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,185,000     1,332,912
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                        AA-/Aa3      6,000,000     6,476,580
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,135,510
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR         905,000       797,993
        New  Mexico  MFA  Forward  Mtg,  6.50% due  7/1/2025  (Collateralized:
        FNMA/GNMA)                                                                 AAA/NR        100,000       100,447
        New  Mexico  MFA  MFR,  6.05%  due  7/1/2028  (Sandpiper   Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR      2,335,000     2,385,226
        New Mexico MFA MFR,  5.00% due 7/1/2031  put 7/1/2011  (Sombra Del Oso
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,000,000     2,038,500
        New  Mexico  MFA MFR,  5.00%  due  7/1/2031  put  7/1/2011  (Riverwalk
        Apartments; Collateralized: FNMA)                                          NR/Aaa      1,910,000     1,946,767
        New Mexico MFA MFR,  5.00% due 7/1/2031 put 7/1/2011  (Tierra Pointe I
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,785,000     2,838,611
        New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             AAA/NR        135,000       139,621
        New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,140,000     1,163,062
        New   Mexico   MFA  SFMR,   5.375%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,555,000     1,607,637
        New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      2,495,000     2,512,265
        New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,390,000     1,413,797
        New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AAA/NR        980,000       986,350
        New Mexico Mtg Finance  Authority,  1.75% due 9/1/2012  (Villa Alegre;
        Insured: FHA)                                                              AAA/NR      1,000,000     1,007,220
        New Mexico Severance Tax, 4.00% due 7/1/2016 pre-refunded 7/1/2012         AA/Aa2        500,000       514,630
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)            AA+/Aa2      1,000,000     1,087,240
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: Natl-Re/FGIC)                AA-/Aa2        955,000     1,055,141
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: Natl-Re/FGIC)                AA-/Aa2        555,000       618,592
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: Natl-Re/FGIC)                AA-/Aa2      1,000,000     1,046,720
        Rio Rancho  Public School  District GO, 3.00% due 8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1      1,240,000     1,282,458
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1      1,210,000     1,294,990
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2014  (State Aid
        Withholding)                                                               NR/Aa1      1,715,000     1,855,150
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2014                                                                  NR/Aa3        400,000       421,368
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2022                                                                  NR/Aa3      1,725,000     1,769,160
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/Aa3      1,225,000     1,352,241
        Sandoval County Incentive Payment, 4.00% due 6/1/2015 (Intel Corp.)        A+/NR       1,000,000     1,026,340
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR       6,390,000     6,726,497
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2      1,420,000     1,487,422
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2      1,335,000     1,370,378
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR        939,000       939,347
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR      1,835,000     1,825,091
        Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo  Improvement
        District)                                                                  NR/NR       1,665,000     1,537,211
        Santa Fe County  Charter School  Foundation,  6.50% due 1/15/2026 (ATC
        Foundation)                                                                NR/NR         960,000       871,046
        Santa Fe County Charter School  Foundation,  6.625% due 1/15/2036 (ATC
        Foundation)                                                                NR/NR       1,030,000       894,813
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AA+/Aa3      1,000,000     1,101,530
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AA+/Aa3      1,520,000     1,706,519
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1      1,400,000     1,454,404
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1      1,535,000     1,582,892
        Santa Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
        College)                                                                  BBB+/NR        990,000       990,564
        Santa  Fe  GRT,  5.25%  due  6/1/2014  (Insured:  AMBAC)  pre-refunded
        6/1/2012                                                                  AA+/Aa3      1,025,000     1,090,969
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 NR/A3       1,500,000     1,602,195
        University of New Mexico, 5.25% due 6/1/2013                               AA/Aa2        665,000       702,799
        University of New Mexico, 5.25% due 6/1/2014                               AA/Aa2        335,000       353,264
        University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              AA/Aa3      1,590,000     1,798,210
        University of New Mexico, 5.25% due 6/1/2015                               AA/Aa2      1,195,000     1,293,767
        University of New Mexico, 5.25% due 6/1/2016                               AA/Aa2        645,000       680,165
        University of New Mexico, 5.25% due 6/1/2017                               AA/Aa2      1,730,000     1,822,814
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,825,000     1,921,323
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,200,000     1,299,180
        University of New Mexico, 5.25% due 6/1/2021                               AA/Aa2      1,000,000     1,048,730
        University of New Mexico, 6.00% due 6/1/2021                               AA/Aa2        610,000       708,661
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,920,000     3,164,200
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,000,000     2,160,300
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,000,000     2,139,960
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AA+/Aa3      3,000,000     3,172,080
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AA+/Aa3      3,000,000     3,156,060
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,310,000     2,379,184
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured AGM/FHA)                                                         AA+/Aa3        500,000       514,090
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR       2,000,000     1,866,580
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             NR/Baa3      2,500,000     2,599,525


TOTAL INVESTMENTS -- 98.92%(Cost $ 231,159,668)                                                        $   236,558,322


OTHER ASSETS LESS LIABILITIES -- 1.08%                                                                       2,592,527


NET ASSETS -- 100.00%                                                                                  $   239,150,849

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    236,558,322   $              --     $    236,558,322   $              --

Total Investments in Securities        $    236,558,322   $              --     $    236,558,322   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg New York Intermediate Municipal Fund                                          December 31, 2010 Unaudited
                                                                              Credit Rating+   Principal
                                                                               S&P/Moody's      Amount        Value

        New York City Health & Hospital Corp. GO, 5.00% due 2/15/2025  (Health
        Systems)                                                                   A+/Aa3    $ 1,000,000   $   999,940
        Amherst Development Corp., 5.00% due 10/1/2020  (University at Buffalo
        Foundation Facility-Student Housing; Insured: AGM)                        AA+/Aa3      1,000,000     1,050,890
        Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)              NR/NR         465,000       478,108
        Brookhaven  IDA  Civic  Facility  Revenue,  4.25%  due  11/1/2037  put
        11/1/2011 (LOC: North Fork Bank)                                          BBB+/NR      1,075,000     1,075,591
        Clarence Central School District,  5.00% due 5/15/2016 (Insured:  AGM)
        (State Aid Withholding)                                                    NR/Aa2      2,000,000     2,101,620
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,125,333
        Erie  County  IDA  School  Facilities  Revenue,   5.25%  due  5/1/2025
        (Buffalo City School District)                                            AA-/Aa3      1,000,000     1,038,190
        Guam Government Ltd. Obligation Revenue, 5.375% due 12/1/2024             BBB-/NR      1,000,000       984,090
        Metropolitan  Transportation Authority, 5.25% due 11/15/2024 (Insured:
        AGM)                                                                      AA+/Aa3      1,000,000     1,028,780
        Monroe  County IDA,  5.375% due  6/1/2017  (St.  John Fisher  College;
        Insured: Radian)                                                           NR/NR         495,000       497,099
        Nassau County IDA, 4.75% due 3/1/2026 (NY Institute of Technology)       BBB+/Baa2     1,000,000       935,170
        Nassau County Industrial  Development  Agency,  5.25% due 3/1/2020 (NY
        Institute of Technology)                                                 BBB+/Baa2       235,000       246,036
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa2        400,000       411,824
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,125,020
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (Insured: Natl-Re) (ETM)                                                   AAA/A2      1,000,000     1,053,280
        New York City  Transitional  Finance  Authority,  5.00% due  7/15/2016
        (State Aid Witholding)                                                    AA-/Aa3      1,000,000     1,135,030
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        pre-refunded 8/1/2012 (Insured: AMBAC)                                    AA+/Aaa        135,000       144,619
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (State Aid Withholding)                                                   AA-/Aa3      1,000,000     1,069,290
        New York City Transitional Finance Authority, 5.00% due 11/1/2020         AAA/Aaa      1,000,000     1,078,310
        New York City Trust Cultural Resources,  5.75% due 7/1/2014 (Museum of
        American Folk Art; Insured: ACA)                                           NR/NR         920,000       570,796
        New York Convention  Center  Development  Corp.  Hotel Unit Fee, 5.00%
        due 11/15/2017 (Insured: AMBAC)                                            NR/A1       1,000,000     1,071,660
        New York Dormitory Authority,  5.25% due 7/1/2011 (D'Youville College;
        Insured: Radian)                                                           NR/NR         370,000       375,972
        New York  Dormitory  Authority,  5.00% due  2/15/2015  (Mental  Health
        Services; Insured: AMBAC)                                                  AA-/NR      1,000,000     1,108,370
        New  York   Dormitory   Authority,   5.25%  due  8/15/2015  (New  York
        Presbyterian Hospital; Insured: AGM/FHA)                                  AA+/Aa3        585,000       630,092
        New York  Dormitory  Authority,  5.00% due 7/1/2016  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1        600,000       673,848
        New York Dormitory  Authority,  5.25% due 5/15/2017 (Court  Facilities
        Lease; Insured: AMBAC                                                     AA-/Aa3      1,000,000     1,123,170
        New York Dormitory  Authority,  5.00% due 10/1/2018  (School  District
        Revenue; Insured: AGM)                                                    AA+/Aa3      1,000,000     1,094,610
        New  York  Dormitory  Authority,   5.50%  due  2/15/2019  pre-refunded
        8/15/2011 (Mental Health Services; Insured: Natl-Re)                       AA-/NR        585,000       603,930
        New  York  Dormitory  Authority,  5.50%  due  7/1/2019  (Brooklyn  Law
        School; Insured: Radian)                                                 BBB+/Baa1     1,400,000     1,462,202
        New  York  Dormitory  Authority,  6.10%  due  7/1/2019  (Ryan  Clinton
        Community Health Center; Insured: SONYMA)                                  NR/Aa1        925,000       932,946
        New  York  Dormitory   Authority,   5.25%  due  7/1/2022  (St.  John's
        University; Insured: Natl-Re)                                              A-/A3       1,000,000     1,078,410
        New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal Health
        Facilities)                                                                AA-/A1      1,000,000     1,036,390
        New York  Dormitory  Authority,  5.00% due 7/1/2024  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1      1,000,000     1,023,630
        New  York  Dormitory  Authority,  5.25%  due  7/1/2027  (Health  Quest
        Systems; Insured: AGM)                                                    AA+/Aa3        500,000       511,875
        New York  Dormitory  Authority,  5.25% due 5/1/2030  (North Shore Long
        Island Jewish Medical)                                                    A-/Baa1      1,000,000       980,880
        New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012     AAA/Aa2      1,000,000     1,058,800
        New York Dormitory  Authority Personal Income Tax, 5.00% due 3/15/2019
        (Insured: AGM)                                                            AAA/Aa3      1,000,000     1,090,780
        New York Environmental  Facilities Corp.,  6.875% due 6/15/2014 (State
        Revolving Fund)                                                           AAA/Aaa        400,000       401,988
        New  York  State  Thruway  Authority   General,   5.00%  due  1/1/2018
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,069,980
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR       1,000,000     1,061,500
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,086,290
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        NY; LOC: HSBC Bank USA)                                                    NR/Aa3        450,000       453,942
        Onondaga  Civic  Development  Corp.,  5.00%  due  7/1/2021  (Le  Moyne
        College Project)                                                          NR/Baa2      1,000,000     1,002,630
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AA+/Aa2      1,000,000     1,060,910
        Port   Chester  IDA,   4.75%  due  7/1/2031  put  7/1/2011   (American
        Foundation; Collateralized: FNMA)                                          AAA/NR        750,000       761,482
        Syracuse Industrial  Development Agency,  5.25% due 5/1/2026 (Syracuse
        City School District)                                                     AA-/Aa3      2,150,000     2,210,286
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3      1,000,000     1,054,880
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa2      1,410,000     1,474,944
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       726,032
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A1         210,000       214,958
        Utica  Industrial  Development  Agency,  5.375% due 7/15/2019  (Munson
        Williams Proctor Institute)                                                NR/A1         525,000       531,893
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/Baa3      1,350,000     1,352,146


TOTAL INVESTMENTS -- 98.67%(Cost $ 47,881,526)                                                         $    48,470,442


OTHER ASSETS LESS LIABILITIES -- 1.33%                                                                         652,434


NET ASSETS -- 100.00%                                                                                  $    49,122,876

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     48,470,442   $              --     $     48,470,442   $              --

Total Investments in Securities        $     48,470,442   $              --     $     48,470,442   $              --

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the three month period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Limited Term U.S. Government Fund                                             December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            U.S. TREASURY SECURITIES -- 10.42%
                 United States Treasury Notes, 4.625%, 10/31/2011                   $   2,000,000       $    2,071,172
                 United States Treasury Notes, 4.875%, 6/30/2012                        4,000,000            4,265,312
                 United States Treasury Notes, 2.625%, 2/29/2016                        2,000,000            2,053,203
                 United States Treasury Notes, 4.875%, 8/15/2016                        5,000,000            5,700,781
                 United States Treasury Notes, 4.625%, 2/15/2017                        4,000,000            4,504,844
                 United States Treasury Notes, 2.25%, 11/30/2017                        3,500,000            3,403,750
                 United States Treasury Notes, 3.625%, 2/15/2020                        1,000,000            1,038,008
                 United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014      2,320,480            2,511,018
                 United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015     4,497,520            4,878,755
                 United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016      5,509,500            6,008,812

            TOTAL U.S. TREASURY SECURITIES (Cost $34,104,203)                                               36,435,655

            U.S. GOVERNMENT AGENCIES -- 18.07%
                 EJM Airport LLC Lease Revenue Bond, 6.271%, 5/15/2020                  2,503,189            2,774,910
                 Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                         200,000              232,560
                 Federal Farm Credit Bank, 6.06%, 5/28/2013                               240,000              269,818
                 Federal Farm Credit Bank, 3.98%, 1/22/2015                             1,000,000            1,084,020
                 Federal Home Loan Bank, 5.375%, 6/13/2014                              2,000,000            2,262,960
                 Federal Home Loan Bank, 5.00%, 12/8/2017                               3,000,000            3,393,986
                 Federal Home Loan Bank, 2.25%, 3/26/2018                               3,000,000            3,062,400
                 Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                          5,000,000            5,526,610
                 Federal Home Loan Mtg Corp., 5.50%, 3/28/2016                          1,190,000            1,203,950
                 Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                         3,000,000            3,331,726
                 Federal National Mtg Assoc., 4.40%, 2/19/2015                          1,585,000            1,745,780
                 Federal National Mtg Assoc., 2.00%, 3/26/2015                          3,000,000            3,053,652
  a              Overseas Private Investment Corp., 4.10%, 11/15/2014                   1,003,200            1,049,347
                 Private Export Funding Corp., 5.685%, 5/15/2012                        5,000,000            5,352,680
                 Private Export Funding Corp., 4.974%, 8/15/2013                        2,700,000            2,976,377
                 Private Export Funding Corp., 5.45%, 9/15/2017                         3,000,000            3,424,674
                 Small Business Administration  Participation Certificates,  Series
                 2002-20A Class 1, 6.14%, 1/1/2022                                      2,338,257            2,568,684
                 Small Business Administration  Participation Certificates,  Series
                 2002-20K Class 1, 5.08%, 11/1/2022                                     2,001,590            2,138,334
                 Small Business Administration  Participation Certificates,  Series
                 2007-20F Class 1, 5.71%, 6/1/2027                                        804,464              870,266
                 Small Business Administration  Participation Certificates,  Series
                 2007-20I Class 1, 5.56%, 9/1/2027                                      4,055,513            4,417,760
                 Small Business Administration  Participation Certificates,  Series
                 2008-20G Class 1, 5.87%, 7/1/2028                                      5,940,978            6,354,880
                 Tennessee Valley Authority, 4.75%, 8/1/2013                            3,000,000            3,274,111
  a,b            U.S. Department of Transportation Headquarters,  Series 2004 Class
                 A-2, 5.594%, 12/7/2021                                                 2,673,528            2,833,939

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $60,384,351)                                               63,203,424

            MORTGAGE BACKED -- 63.55%
                 Federal  Home Loan Mtg Assoc.,  CMO Series  3684 Class CM,  2.50%,
                 8/15/2024                                                              2,882,462            2,918,874
                 Federal  Home Loan Mtg  Corp.,  CMO Series  1321 Class TE,  7.00%,
                 8/15/2022                                                                507,263              559,591
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2420 Class MC,  6.00%,
                 2/15/2017                                                                835,393              898,007
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2509 Class TV,  5.50%,
                 4/15/2022                                                              2,329,569            2,438,328
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2527 Class BP,  5.00%,
                 11/15/2017                                                             2,003,038            2,136,008
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2529 Class MB,  5.00%,
                 11/15/2017                                                             1,746,146            1,870,297
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2553 Class GB,  5.00%,
                 1/15/2018                                                              1,000,000            1,079,333
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2558 Class BD,  5.00%,
                 1/15/2018                                                              4,185,535            4,543,053
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2585 Class CJ,  4.50%,
                 12/15/2032                                                             2,699,816            2,836,903
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2622 Class PE,  4.50%,
                 5/15/2018                                                              2,500,000            2,656,231
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class AB,  4.50%,
                 6/15/2018                                                                784,457              817,573
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class DQ,  3.00%,
                 11/15/2017                                                               384,036              392,759
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2641 Class WE,  4.50%,
                 1/15/2033                                                                557,728              586,187
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2642 Class JE,  5.00%,
                 9/15/2032                                                              2,000,000            2,152,400
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2649 Class QH,  4.50%,
                 7/15/2018                                                              1,000,000            1,070,337
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2692 Class QD,  5.00%,
                 12/15/2022                                                             2,575,000            2,738,836
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2731 Class Vl,  5.50%,
                 12/15/2014                                                             1,921,352            2,057,295
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2738 Class QE,  5.00%,
                 7/15/2032                                                              1,945,000            2,068,253
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2744 Class JG,  5.00%,
                 8/15/2032                                                              1,500,000            1,592,963
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2770 Class UD,  4.50%,
                 5/15/2017                                                              2,400,000            2,503,194
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2808 Class VA,  5.50%,
                 5/15/2015                                                              5,598,986            6,031,928
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2814 Class GB,  5.00%,
                 6/15/2019                                                                742,532              778,795
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2825 Class VP,  5.50%,
                 6/15/2015                                                              3,812,761            4,095,900
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2827 Class BU,  3.50%,
                 7/15/2019                                                              2,500,000            2,563,737
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3020 Class VA,  5.50%,
                 11/15/2014                                                               966,561            1,016,797
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3054 Class DW,  5.50%,
                 5/15/2034                                                              1,404,161            1,495,720
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3067 Class PJ,  5.50%,
                 7/15/2031                                                              3,000,000            3,137,753
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3068 Class VA,  5.50%,
                 10/15/2016                                                             1,214,017            1,245,607
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3078 Class PC,  5.50%,
                 11/15/2030                                                             2,250,000            2,347,569
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3178 Class MC,  6.00%,
                 4/15/2032                                                              5,275,000            5,431,450
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3184 Class PC,  5.50%,
                 8/15/2032                                                              5,535,000            5,681,537
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3187 Class LA,  5.50%,
                 4/15/2031                                                                982,548              996,891
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3192 Class GB,  6.00%,
                 1/15/2031                                                                687,518              694,897
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3219 Class PD,  6.00%,
                 11/15/2035                                                             3,000,000            3,255,045
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3228 Class PC,  5.50%,
                 7/15/2030                                                              1,513,580            1,514,059
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3271 Class LU,  5.50%,
                 1/15/2018                                                              2,332,365            2,470,624
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3319 Class PA,  5.50%,
                 8/15/2030                                                                431,199              440,454
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3320 Class TC,  5.50%,
                 10/15/2032                                                             2,000,000            2,084,506
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3331 Class PB,  6.00%,
                 1/15/2031                                                              2,000,000            2,078,645
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3351 Class PK,  5.50%,
                 1/15/2032                                                              3,000,000            3,088,546
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3456 Class KV,  5.50%,
                 9/15/2017                                                              2,329,790            2,490,751
                 Federal  Home Loan Mtg Corp.,  CMO Series 3477,  Class VA,  5.50%,
                 7/15/2019                                                              4,165,216            4,487,544
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3480 Class VA,  6.00%,
                 6/15/2019                                                              2,506,137            2,732,544
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3541 Class PA,  5.00%,
                 5/15/2039                                                              1,590,123            1,701,704
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3563 Class BC,  4.00%,
                 6/15/2022                                                              1,272,957            1,332,814
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3589 Class CA,  4.00%,
                 10/15/2021                                                             1,695,571            1,781,467
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3640 Class EL,  4.00%,
                 3/15/2020                                                              3,526,516            3,697,721
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3704 Class DC,  4.00%,
                 11/15/2036                                                             1,084,028            1,096,748
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R003 Class VA,  5.50%,
                 8/15/2016                                                              1,051,915            1,117,989
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R012 Class AB,  5.50%,
                 12/15/2020                                                             1,149,413            1,184,506
                 Federal Home Loan Mtg Corp., Pool 1N1736, 5.355%, 4/1/2037               484,688              511,419
                 Federal Home Loan Mtg Corp., Pool 298107, 10.25%, 8/1/2017                19,491               22,662
                 Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019              1,022,951            1,045,248
                 Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                 8,333                8,745
                 Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                 14,919               16,725
                 Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018              3,187,889            3,364,702
                 Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                810,433              842,945
                 Federal Home Loan Mtg Corp., Pool G13517, 4.00%, 5/1/2024              2,409,122            2,477,161
                 Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024             4,161,364            4,347,162
                 Federal Home Loan Mtg Corp.,  REMIC  Series 3626 Class AV,  5.50%,
                 10/15/2020                                                             2,807,362            2,997,714
                 Federal  National Mtg Assoc.,  CMO Series  1993-32 Class H, 6.00%,
                 3/25/2023                                                                 60,441               65,234
                 Federal  National Mtg Assoc.,  CMO Series 2002-18 Class PC, 5.50%,
                 4/25/2017                                                                857,970              894,392
                 Federal  National Mtg Assoc.,  CMO Series 2003-15 Class CY, 5.00%,
                 3/25/2018                                                              1,017,000            1,089,532
                 Federal  National Mtg Assoc.,  CMO Series  2003-4 Class PE, 5.00%,
                 2/25/2018                                                              2,330,000            2,495,473
                 Federal  National Mtg Assoc.,  CMO Series 2003-44 Class CB, 4.25%,
                 3/25/2033                                                              1,594,631            1,667,190
                 Federal  National Mtg Assoc.,  CMO Series 2003-66 Class PA, 3.50%,
                 2/25/2033                                                                489,672              505,009
                 Federal  National Mtg Assoc.,  CMO Series 2003-89 Class XC, 6.00%,
                 9/25/2014                                                                954,763            1,006,696
                 Federal  National Mtg Assoc.,  CMO Series  2003-9 Class DB, 5.00%,
                 2/25/2018                                                              1,000,000            1,077,155
                 Federal  National Mtg Assoc.,  CMO Series 2003-92 Class KH, 5.00%,
                 3/25/2032                                                              2,000,000            2,119,340
                 Federal  National Mtg Assoc.,  CMO Series  2004-2 Class QL, 4.00%,
                 2/25/2019                                                              2,000,000            2,080,372
                 Federal  National Mtg Assoc.,  CMO Series 2004-33 Class MW, 4.50%,
                 1/25/2030                                                              2,897,000            3,063,773
                 Federal  National Mtg Assoc.,  CMO Series 2004-35 Class CA, 4.00%,
                 12/25/2017                                                               781,811              809,435
                 Federal  National Mtg Assoc.,  CMO Series  2005-26 Class G, 5.00%,
                 6/25/2032                                                              2,443,676            2,569,545
                 Federal  National Mtg Assoc.,  CMO Series 2005-99 Class VA, 5.50%,
                 11/25/2016                                                             1,421,253            1,539,981
                 Federal National Mtg Assoc.,  CMO Series 2006-121 Class VA, 5.50%,
                 3/25/2017                                                                997,682            1,065,311
                 Federal  National Mtg Assoc.,  CMO Series 2006-57 Class PC, 5.50%,
                 10/25/2032                                                             1,780,000            1,934,369
                 Federal  National Mtg Assoc.,  CMO Series 2006-78 Class MB, 5.50%,
                 7/25/2034                                                              3,000,000            3,270,122
                 Federal  National Mtg Assoc.,  CMO Series 2007-42 Class YA, 5.50%,
                 1/25/2036                                                              1,588,591            1,657,222
                 Federal  National Mtg Assoc.,  CMO Series 2007-60 Class VA, 6.00%,
                 12/25/2017                                                             3,640,573            3,885,841
                 Federal  National Mtg Assoc.,  CMO Series 2007-65 Class PB, 6.00%,
                 10/25/2032                                                             2,916,000            3,015,714
                 Federal  National Mtg Assoc.,  CMO Series 2007-79 Class MB, 5.50%,
                 12/25/2030                                                             1,000,000            1,033,918
                 Federal  National Mtg Assoc.,  CMO Series 2007-83 Class PA, 6.00%,
                 3/25/2029                                                                473,947              474,441
                 Federal  National Mtg Assoc.,  CMO Series 2008-54 Class EA, 5.00%,
                 7/25/2019                                                              2,451,060            2,616,331
                 Federal  National Mtg Assoc.,  CMO Series 2008-55 Class VA, 5.00%,
                 7/25/2019                                                              1,225,378            1,301,931
                 Federal  National Mtg Assoc.,  CMO Series 2008-77 Class VA, 6.00%,
                 7/25/2019                                                              3,378,694            3,671,485
                 Federal National Mtg Assoc.,  CMO Series 2009-111 Class VB, 4.50%,
                 2/25/2021                                                              1,856,527            1,954,536
                 Federal National Mtg Assoc.,  CMO Series 2009-17 Class AH, 4.273%,
                 3/25/2039                                                              2,750,205            2,531,776
                 Federal  National Mtg Assoc.,  CMO Series 2009-49 Class KA, 5.00%,
                 2/25/2024                                                                932,532              991,826
                 Federal  National Mtg Assoc.,  CMO Series 2009-52 Class AJ, 4.00%,
                 7/25/2024                                                              2,042,186            2,136,619
                 Federal  National Mtg Assoc.,  CMO Series 2009-70 Class NK, 4.50%,
                 8/25/2019                                                              1,374,473            1,450,418
                 Federal  National Mtg Assoc.,  CMO Series  2009-78 Class A, 4.50%,
                 8/25/2019                                                              2,017,821            2,129,977
                 Federal  National Mtg Assoc.,  CMO Series 2010-46 Class VM, 5.00%,
                 5/25/2021                                                              2,860,280            3,076,741
                 Federal  National Mtg Assoc.,  CMO Series 2010-69 Class EJ, 2.50%,
                 7/25/2024                                                              3,923,306            3,986,390
                 Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                 13,641               15,057
                 Federal National Mtg Assoc., Pool 050811, 7.50%, 12/1/2012                 7,474                7,782
                 Federal National Mtg Assoc., Pool 050832, 7.50%, 6/1/2013                  4,695                4,881
                 Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                 48,570               54,183
                 Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                  8,397                8,856
                 Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                 13,169               14,308
                 Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                 86,609               96,122
                 Federal National Mtg Assoc., Pool 255412, 6.00%, 10/1/2034             1,081,290            1,183,759
                 Federal National Mtg Assoc., Pool 334996, 7.00%, 2/1/2011                    200                  200
                 Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                165,966              185,098
                 Federal National Mtg Assoc., Pool 384243, 6.10%, 10/1/2011               570,492              573,807
                 Federal National Mtg Assoc., Pool 406384, 8.25%, 12/1/2024                92,754              103,128
                 Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                 45,141               49,540
                 Federal National Mtg Assoc., Pool 516363, 5.00%, 3/1/2014                 35,709               37,892
                 Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                17,011               19,152
                 Federal National Mtg Assoc., Pool 725863, 6.00%, 10/1/2034             1,445,122            1,583,876
                 Federal National Mtg Assoc., Pool 895572, 5.693%, 6/1/2036             1,147,990            1,198,732
                 Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019              3,126,348            3,299,641
                 Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025              2,954,631            3,055,965
                 Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019              2,312,959            2,412,525
                 Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020              2,703,413            2,819,787
                 Federal National Mtg Assoc.,  REMIC Series 2002-59 Class B, 5.50%,
                 9/25/2017                                                              1,243,475            1,332,455
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2006-B1  Class AB,
                 6.00%, 6/25/2016                                                         682,974              699,862
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2008-86  Class PC,
                 5.00%, 3/25/2034                                                       5,000,000            5,351,984
                 Government  National  Mtg  Assoc.,  CMO Series  2008-56  Class CH,
                 5.00%, 5/20/2035                                                       3,295,633            3,340,251
                 Government  National  Mtg  Assoc.,  CMO Series  2009-92  Class VA,
                 5.00%, 10/20/2020                                                      1,444,348            1,555,894
                 Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016             19,390               21,228
                 Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019            925,192              996,606
                 Government National Mtg Assoc., Pool 430150, 7.25%, 12/15/2026            27,930               31,639
                 Government National Mtg Assoc., Pool 453928, 7.00%, 7/15/2017             18,498               19,991
                 Government National Mtg Assoc., Pool 780448, 6.50%, 8/15/2011              3,197                3,220
                 Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039          3,174,411            3,345,322

            TOTAL MORTGAGE BACKED (Cost $218,699,230)                                                      222,215,991


TOTAL INVESTMENTS -- 92.04% (Cost $313,187,784)                                                        $   321,855,070


OTHER ASSETS LESS LIABILITIES -- 7.96%                                                                      27,850,315


NET ASSETS -- 100.00%                                                                                  $   349,705,385

Footnote Legend
a Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the aggregate value of these securities in the Fund's portfolio was $2,833,939, representing 0.81% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     36,435,655   $     36,435,655      $            --     $            --
    U.S. Government Agencies                 63,203,424                 --           59,320,138           3,883,286
    Mortgage Backed                         222,215,991                 --          222,215,991                  --

Total Investments in Securities        $    321,855,070   $     36,435,655      $   281,536,129     $     3,883,286

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                      Net              Net
                     Beginning                                                     Unrealized       Transfers         Ending
                      Balance         Gross         Gross         Net Realized    Appreciation/    in/(out) of       Balance
                     9/30/2010      Purchases       Sales          Gain/(Loss)   (Depreciation)     Level 3 (2)    12/31/2010
Investments in
Securities (1)     $   7,171,456   $       --   $   (145,812)    $       (995)  $     (153,006)  $  (2,988,357)   $ 3,883,286

(1) Level 3 Securities represent 1.11% of Total Net Assets at the three month period ended December 31, 2010.

(2) Transfers out of Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010. Transfers into or out of Level 3 are based on the market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the year ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Limited Term Income Fund                                                      December 31, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
            U.S. TREASURY SECURITIES -- 1.62%
                United States Treasury Notes, 1.00% due 4/30/2012                  AAA/Aaa     $ 2,500,000   $ 2,520,508
                United States Treasury Notes, 1.75% due 4/15/2013                  AAA/Aaa       2,500,000     2,557,715
                United States Treasury Notes, 2.50% due 3/31/2015                  AAA/Aaa       6,500,000     6,729,024
                United States Treasury Notes, 5.125% due 5/15/2016                 AAA/Aaa       1,000,000     1,152,461
                United States Treasury Notes, 4.875% due 8/15/2016                 AAA/Aaa       2,000,000     2,280,312
                United States Treasury Notes, 3.00% due 2/28/2017                  AAA/Aaa       2,000,000     2,063,125

            TOTAL U.S. TREASURY SECURITIES (Cost $16,599,422)                                                 17,303,145

            U.S. GOVERNMENT AGENCIES -- 3.28%
                Agfirst Farm Credit Bank, 8.393% due 12/15/2016                      A/NR        5,000,000     5,100,000
       a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR        8,060,000     9,571,911
                EJM  Airport  LLC Lease  Revenue  Bond,  6.271% due  5/15/2020
                (GSA) (Guaranty: United States of America)                          NR/NR        6,257,973     6,937,276
                Federal National Mtg Assoc., 7.00% due 3/1/2011                    AAA/Aaa              14            14
                Federal National Mtg Assoc., 5.095% due 12/1/2011                  AAA/Aaa         115,183       116,601
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AAA/Aaa          18,611        18,611
                Federal National Mtg Assoc., 2.00% due 3/26/2015                   AAA/Aaa       3,000,000     3,053,652
                Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,424,674
                Small  Business  Administration   Participation  Certificates,
                Series 2008-20D Class 1, 5.37% due 4/1/2028                         NR/NR        3,135,182     3,396,710
                Small  Business  Administration,  Series  2005-P10A  Class  1,
                4.638% due 2/10/2015                                                NR/NR          834,213       874,626
     a,b        U.S.  Department of Transportation  Headquarters,  Series 2004
                Class A-2, 5.594% due 12/7/2021                                     A-/NR        2,450,734     2,597,778

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $33,824,123)                                                 35,091,853

            OTHER GOVERNMENT -- 1.28%
     a,c        Emirate of Abu Dhabi, 5.50% due 4/8/2014                            AA/Aa2       1,000,000     1,093,897
       c        Export-Import Bank of Korea, 8.125% due 1/21/2014                    A/A1        1,250,000     1,429,901
       c        Export-Import Bank of Korea, 5.875% due 1/14/2015                    A/A1        3,000,000     3,248,787
     a,c        Government of Bermuda, 5.603% due 7/20/2020                         AA/Aa2       3,000,000     3,119,706
       c        Nova Scotia Province Canada, 5.75% due 2/27/2012                    A+/Aa2         500,000       528,739
       c        Province of Ontario Canada, 4.10% due 6/16/2014                    AA-/Aa1       4,000,000     4,312,712

            TOTAL OTHER GOVERNMENT (Cost $13,001,151)                                                         13,733,742

            MORTGAGE BACKED -- 14.04%
                Federal  Home Loan Mtg Corp.,  CMO Series 2528 Class HN, 5.00%
                due 11/15/2017                                                     AAA/Aaa       1,198,132     1,270,699
                Federal  Home Loan Mtg Corp.,  CMO Series 2627 Class GY, 4.50%
                due 6/15/2018                                                      AAA/Aaa       5,000,000     5,302,999
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                      AAA/Aaa       1,176,686     1,226,359
                Federal  Home Loan Mtg Corp.,  CMO Series  2640 Class G, 4.50%
                due 7/15/2018                                                      AAA/Aaa       2,287,719     2,372,096
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                      AAA/Aaa       1,000,000     1,057,449
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                     AAA/Aaa       5,000,000     5,252,944
                Federal  Home Loan Mtg Corp.,  CMO Series 2738 Class QE, 5.00%
                due 7/15/2032                                                      AAA/Aaa       3,000,000     3,190,120
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                     AAA/Aaa       4,000,000     4,242,588
                Federal  Home Loan Mtg Corp.,  CMO Series 2780 Class VJ, 5.00%
                due 4/15/2015                                                      AAA/Aaa       1,147,870     1,202,414
                Federal  Home Loan Mtg Corp.,  CMO Series 2808 Class VA, 5.50%
                due 5/15/2015                                                      AAA/Aaa       2,515,493     2,710,004
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                      AAA/Aaa         742,532       778,795
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                      AAA/Aaa       2,817,180     3,026,386
                Federal  Home Loan Mtg Corp.,  CMO Series 2827 Class BU, 3.50%
                due 7/15/2019                                                      AAA/Aaa       3,000,000     3,076,484
                Federal  Home Loan Mtg Corp.,  CMO Series 2902 Class QE, 5.50%
                due 6/15/2033                                                      AAA/Aaa       1,400,000     1,503,717
                Federal  Home Loan Mtg Corp.,  CMO Series 2915 Class KD, 5.00%
                due 9/15/2033                                                      AAA/Aaa       4,046,000     4,330,260
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                      AAA/Aaa       2,668,633     2,845,809
                Federal  Home Loan Mtg Corp.,  CMO Series 3054 Class DW, 5.50%
                due 5/15/2034                                                      AAA/Aaa         897,227       955,732
                Federal  Home Loan Mtg Corp.,  CMO Series  3083 Class U, 4.50%
                due 1/15/2017                                                      AAA/Aaa       3,037,076     3,198,162
                Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC, 5.50%
                due 6/15/2032                                                      AAA/Aaa       5,000,000     5,202,081
                Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB, 6.00%
                due 1/15/2031                                                      AAA/Aaa       1,375,035     1,389,794
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        5,300,000     5,821,453
                Federal  Home Loan Mtg Corp.,  CMO Series 3255 Class QB, 5.50%
                due 5/15/2029                                                      AAA/Aaa       2,601,528     2,623,524
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                      AAA/Aaa       1,632,291     1,688,609
                Federal  Home Loan Mtg Corp.,  CMO Series 3541 Class PA, 5.00%
                due 5/15/2039                                                      AAA/Aaa       2,385,185     2,552,556
                Federal  Home Loan Mtg Corp.,  CMO Series 3563 Class BC, 4.00%
                due 6/15/2022                                                      AAA/Aaa       2,545,913     2,665,628
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                     AAA/Aaa       2,543,356     2,672,201
                Federal Home Loan Mtg Corp., Pool P10039, 5.00% due 4/1/2013       AAA/Aaa         988,876     1,013,412
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,
                5.50% due 10/15/2020                                               AAA/Aaa       4,678,937     4,996,190
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                AAA/Aaa       2,348,000     2,514,751
                Federal  National  Mtg Assoc.,  CMO Series  2003-64  Class EC,
                5.50% due 5/25/2030                                                AAA/Aaa           7,939         7,919
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                AAA/Aaa       1,340,023     1,394,952
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                AAA/Aaa         781,607       827,056
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                AAA/Aaa       3,000,000     3,172,703
                Federal National Mtg Assoc.,  CMO Series 2005-35 VG, 5.00% due
                4/25/2016                                                          AAA/Aaa       1,173,601     1,239,334
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                AAA/Aaa       2,006,374     2,169,758
                Federal  National  Mtg Assoc.,  CMO Series  2006-51  Class PB,
                5.50% due 8/25/2033                                                AAA/Aaa       3,000,000     3,246,881
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                AAA/Aaa       4,529,891     4,888,485
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                AAA/Aaa       3,271,473     3,441,299
                Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,
                6.00% due 10/25/2032                                               AAA/Aaa       3,000,000     3,102,587
                Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,
                5.00% due 7/25/2019                                                AAA/Aaa       3,268,080     3,492,261
                Federal  National  Mtg Assoc.,  CMO Series  2008-55  Class VA,
                5.00% due 7/25/2019                                                AAA/Aaa       2,859,216     3,037,838
                Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,
                4.50% due 2/25/2021                                                AAA/Aaa       1,856,527     1,954,944
                Federal  National  Mtg Assoc.,  CMO Series  2009-17  Class AH,
                4.273% due 3/25/2039                                               AAA/Aaa       4,583,675     4,219,627
                Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,
                5.00% due 2/25/2024                                                AAA/Aaa       2,175,909     2,314,261
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AAA/Aaa       6,173,666     6,552,060
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                AAA/Aaa       3,403,643     3,561,032
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                               AAA/Aaa       1,825,818     1,936,532
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                AAA/Aaa       3,436,183     3,636,448
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                AAA/Aaa       2,905,089     3,041,046
                Federal  National  Mtg Assoc.,  CMO Series  2009-89  Class BV,
                4.50% due 12/25/2020                                               AAA/Aaa       2,747,975     2,906,882
                Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018       AAA/Aaa         915,686       965,575
                Government  National Mtg Assoc., CMO Series 2009-35 Series KV,
                4.50% due 6/20/2020                                                AAA/Aaa       4,425,774     4,675,284
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                               AAA/Aaa       3,357,098     3,503,644
                Government  National  Mtg  Assoc.,  Pool  003007,   8.50%  due
                11/20/2015                                                         AAA/Aaa          16,177        17,731
                Government  National  Mtg  Assoc.,  Pool  827148,  3.375%  due
                2/20/2024                                                          AAA/Aaa          32,646        33,644

            TOTAL MORTGAGE BACKED (Cost $148,932,838)                                                        150,022,999

            ASSET BACKED SECURITIES -- 7.13%
            BANKS -- 0.04%
              Commercial Banks -- 0.04%
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.844% due 2/25/2035                                                 B-/C          971,613       191,033
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                3.524% due 3/25/2035                                                NR/NR        1,046,079       270,365

                                                                                                                 461,398
            DIVERSIFIED FINANCIALS -- 6.69%
              Capital Markets -- 5.24%
       a        AHMAT Mtg Advance  Trust,  Series  2010-ADV1  Class A1, 3.968%
                due 8/6/2022                                                        AAA/NR       2,000,000     2,005,000
       a        AHMAT Mtg Advance Trust,  Series 2010-ADV2 Class A1, 4.21% due
                5/10/2011                                                           AAA/NR       4,000,000     4,015,000
                Banc  America  Mtg  Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 3.526% due 2/25/2035                            NR/NR        2,821,346     1,020,303
                Banc of America  Commercial Mtg Inc., Series 2002-PB2 Class C,
                6.349% due 6/11/2035                                               AAA/Aa1       3,045,000     3,057,870
                Banc of America  Commercial Mtg Inc.,  Series 2006-6 Class A3,
                5.369% due 10/10/2045                                               NR/NR        3,000,000     3,108,487
                Bear  Stearns  Mtg,  Series  2004-3  Class  1-A2,   2.96%  due
                7/25/2034                                                           A+/Aa3         332,190       284,147
     a,c        Cie Financement Foncier, 2.50% due 9/16/2015                       AAA/Aaa       6,000,000     5,848,494
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                3.955% due 3/25/2034                                                AA/A1          430,783       358,276
                Countrywide  Home Loan,  Series  2004  Class  1-A,  2.827% due
                7/20/2034                                                          AAA/Aa3         497,620       444,746
                Credit  Suisse  Commercial  Mtg Capital  Certificates,  Series
                2007-C2 Class A2, 5.448% due 1/15/2049                             AAA/Aaa       3,000,000     3,058,650
                Greenwich Capital  Commercial  Funding Corp.,  Series 2004-GG1
                Class A5, 4.883% due 6/10/2036                                     AAA/Aaa         965,280       975,314
       a        GS Mtg Securities  Corp. II, Series  2001-ROCK Class C, 6.878%
                due 5/3/2018                                                       AAA/Aaa         545,000       547,851
       a        GS Mtg Securities  Corp. II, Series  2007-EOP Class A1, 0.356%
                due 3/6/2020                                                       AAA/Aaa       4,991,452     4,870,167
                JPMorgan  Chase  Commercial  Mtg,  Series  2004-C3  Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     5,243,226
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3, 1.761%
                due 10/25/2028                                                      A+/A2        1,196,031       275,029
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 2.787%
                due 8/25/2034                                                       AA/NR          855,026       704,353
                Nomura  Asset  Securities  Corp.,  Series  1998-D6  Class  A2,
                7.046% due 3/15/2030                                               AAA/Aaa       5,683,000     6,258,238
                Option One Mtg Loan  Trust,  Series  2005-5  Class A3 Floating
                Rate Note, 0.471% due 12/25/2035                                   AAA/Baa2      2,346,770     2,080,686
       a        Silverstone  Master  Issuer,  Series 2010-1A Class A1 Floating
                Rate Note, 1.684% due 1/21/2055                                     AAA/NR       5,000,000     5,005,044
       a        Uhaul S Fleet  LLC,  Series  2010-BT1A  Class  1,  4.899%  due
                10/25/2017                                                         NR/Baa2       2,972,300     2,918,218
                Wachovia Bank  Commercial Mtg Trust,  Series 2004-C10 Class C,
                4.842% due 2/15/2041                                               AA+/Aaa       4,000,000     3,962,760
              Consumer Finance -- 1.35%
       a        First  Financial  Bank USA,  Series  2010-C Class B, 5.19% due
                9/17/2018                                                           AA/NR        2,000,000     1,979,042
     a,b        First  Financial  Bank USA,  Series  2010-D Class A, 3.72% due
                6/17/2019                                                           NR/NR        5,000,000     5,010,950
                SLM Student  Loan Trust Series  2003-C Class A2 Floating  Rate
                Bond, 0.692% due 9/15/2020                                         AA-/Aaa       4,739,965     4,330,397
       a        World  Financial  Network  Series  2010-1A  Class A, 4.16% due
                11/15/2012                                                          AAA/NR       3,000,000     3,098,404
              Diversified Financial Services -- 0.10%
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                      AA-/Aa1       1,009,540     1,089,172

                                                                                                              71,549,824
            INSURANCE -- 0.40%
              Insurance -- 0.40%
       a        Northwind  Holdings LLC, Series 2007-1A Class A1 Floating Rate
                Bond, 1.076% due 12/1/2037 (Insured: MBIA)                          NR/NR        5,550,659     4,239,316

                                                                                                               4,239,316

            TOTAL ASSET BACKED SECURITIES (Cost $80,910,865)                                                  76,250,538

            CORPORATE BONDS -- 52.21%
            AUTOMOBILES & COMPONENTS -- 1.47%
              Automobiles -- 1.47%
       a        American Honda Finance, 2.653% due 6/29/2011                        A+/A1        3,500,000     3,537,842
       a        Harley-Davidson Funding Corp., 5.25% due 12/15/2012                BBB/Baa1      3,000,000     3,141,705
       a        Harley-Davidson Funding Corp., 6.80% due 6/15/2018                 BBB/Baa1      3,000,000     3,160,089
       a        Hyundai Capital America, 3.75% due 4/6/2016                        BBB/Baa2        500,000       491,063
     a,c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                BBB+/Baa2      5,000,000     5,412,330

                                                                                                              15,743,029
            BANKS -- 9.48%
              Commercial Banks -- 9.48%
     a,c        ANZ National International, 6.20% due 7/19/2013                     AA/Aa2       1,000,000     1,100,972
     a,c        ANZ National International Ltd., 3.125% due 8/10/2015               AA/Aa2       4,000,000     3,978,560
     a,c        Banco Do Nordeste Brasil, 3.625% due 11/9/2015                      NR/NR        1,500,000     1,464,993
     a,c        Barclays Bank plc, 2.50% due 9/21/2015                             AAA/Aaa       5,000,000     4,818,745
       a        BNP Paribas Home Loan Covered Bonds SA, 2.20% due 11/2/2015        AAA/Aaa      10,000,000     9,577,200
                Charter One Bank NA, 5.50% due 4/26/2011                            A-/A2        1,750,000     1,775,251
       c        Corp Andina de Fomento, 3.75% due 1/15/2016                         A+/A1        6,000,000     5,948,136
     a,c        Danske Bank A/S, 3.75% due 4/1/2015                                 A/Aa3        4,000,000     4,068,764
     a,c        HSBC Bank plc, 3.50% due 6/28/2015                                  AA/Aa2       2,000,000     2,050,210
                HSBC Bank USA, N.A., 4.875% due 8/24/2020                           AA-/A1       1,000,000       994,068
     a,c        ICICI Bank Ltd., 5.50% due 3/25/2015                              BBB-/Baa2      5,000,000     5,203,405
                National City Bank Floating Rate Note, 0.673% due 6/7/2017           A/A3        4,000,000     3,605,016
                Nations Bank Corp., 7.23% due 8/15/2012                              A/A2          250,000       267,896
                North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000     2,107,354
       c        Royal Bank of Scotland plc, 4.875% due 3/16/2015                    A+/Aa3       1,600,000     1,636,678
       c        Royal Bank of Scotland plc, 3.40% due 8/23/2013                     A+/Aa3       1,000,000     1,010,157
       c        Royal Bank of Scotland plc, 3.95% due 9/21/2015                     A+/Aa3       4,000,000     3,932,128
       c        Santander Financial Issuances Ltd., 6.375% due 2/15/2011           AA-/Aa3       4,000,000     4,019,948
     a,c        Santander Issuances, 6.50% due 8/11/2019                           AA-/Aa3       5,000,000     4,803,220
                Silicon Valley Bank, 5.70% due 6/1/2012                             A-/A2        3,500,000     3,616,998
                Silicon Valley Bank, 6.05% due 6/1/2017                            BBB+/A3       1,000,000     1,014,553
     a,c        Societe Generale, 3.10% due 9/14/2015                               A+/Aa2       6,000,000     5,863,494
                Sovereign Bank, 5.125% due 3/15/2013                               A-/Baa1       4,000,000     4,048,500
     a,b        Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020        A/A3        4,933,670     6,487,776
     a,c        Toronto-Dominion Bank, 2.20% due 7/29/2015                          NR/Aaa       3,000,000     2,951,034
       a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000     3,018,909
       c        Westpac Banking Corp., 3.00% due 8/4/2015                           AA/Aa1       2,000,000     2,010,116
                Whitney National Bank, 5.875% due 4/1/2017                         BB/Baa1       4,000,000     3,764,940
     a,c        Woori Bank, 4.75% due 1/20/2016                                     A-/A1        5,000,000     5,104,965
                Zions Bancorp, 7.75% due 9/23/2014                                 BBB-/NR       1,000,000     1,042,510

                                                                                                             101,286,496
            CAPITAL GOODS -- 3.42%
              Aerospace & Defense -- 0.15%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,645,467
              Electrical Equipment -- 0.13%
                Emerson Electric Co., 5.75% due 11/1/2011                            A/A2          800,000       833,679
                Emerson Electric Co., 4.125% due 4/15/2015                           A/A2          500,000       534,200
              Industrial Conglomerates -- 1.69%
                General Electric Capital Corp.  Floating Rate Note, 0.444% due
                6/20/2014                                                          AA+/Aa2       4,000,000     3,874,456
                General Electric Co., 5.25% due 12/6/2017                          AA+/Aa2       2,500,000     2,700,235
     a,c        Smiths Group plc, 7.20% due 5/15/2019                             BBB+/Baa2      3,000,000     3,369,303
     a,c        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      2,500,000     2,697,815
                Textron, Inc., 6.20% due 3/15/2015                                BBB-/Baa3      5,000,000     5,455,335
              Machinery -- 1.45%
                Caterpillar Financial Services Corp., 5.85% due 9/1/2017             A/A2        1,500,000     1,690,988
                Caterpillar  Financial  Services  Corp.  Floating  Rate  Note,
                1.053% due 6/24/2011                                                 A/A2        3,200,000     3,211,862
                Ingersoll-Rand Global Holding Co., 9.50% due 4/15/2014            BBB+/Baa1        500,000       602,356
       a        ITW CUPIDS Finance Trust I, 6.55% due 12/31/2011                    NR/A1        5,000,000     4,982,065
                John Deere Capital Corp., 5.25% due 10/1/2012                        A/A2        1,600,000     1,721,011
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                             BBB-/Baa2      3,000,000     3,258,573

                                                                                                              36,577,345
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.51%
              Commercial Services & Supplies -- 0.51%
                Allied Waste North America, Inc., 6.875% due 6/1/2017              BBB/Baa3      4,000,000     4,400,000
                Science Applications International Corp., 6.25% due 7/1/2012        A-/A3        1,000,000     1,076,630

                                                                                                               5,476,630
             CONSUMER DURABLES & APPAREL -- 0.55%
              Household Durables -- 0.31%
                Fortune Brands, Inc., 6.375% due 6/15/2014                        BBB-/Baa3      3,000,000     3,251,298
              Textiles, Apparel & Luxury Goods -- 0.24%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,586,105

                                                                                                               5,837,403
            CONSUMER SERVICES -- 0.69%
              Hotels, Restaurants & Leisure -- 0.69%
                International Game Technology, 7.50% due 6/15/2019                 BBB/Baa2      6,515,000     7,333,688

                                                                                                               7,333,688
            DIVERSIFIED FINANCIALS -- 6.40%
              Capital Markets -- 3.22%
       c        AMVESCAP plc, 5.375% due 2/27/2013                                  A-/A3        5,606,000     5,929,892
     a,c        CDP Financial, Inc., 3.00% due 11/25/2014                           NR/NR        4,000,000     4,066,024
       a        FMR LLC, 4.75% due 3/1/2013                                         A+/A2        5,000,000     5,251,090
       a        IPIC GMTN Ltd., 3.125% due 11/15/2015                               AA/Aa3       1,000,000       977,608
       a        IPIC GMTN Ltd., 5.00% due 11/15/2020                                AA/Aa3       1,000,000       979,903
     a,c        Macquarie Group Ltd., 4.875% due 8/10/2017                          A-/A2        3,000,000     2,937,309
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            A-/A2        3,000,000     3,276,171
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          NR/NR        1,000,000     1,090,151
     a,c        Macquarie Group Ltd., 6.00% due 1/14/2020                           A-/A2        1,000,000     1,003,917
                Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                      A/A2        2,000,000     2,188,716
                Morgan Stanley Floating Rate Note, 2.786% due 5/14/2013             NR/A2        5,000,000     5,181,390
       c        Nomura Holdings, Inc., 5.00% due 3/4/2015                         BBB+/Baa2      1,500,000     1,563,887
              Consumer Finance -- 0.43%
                American Express Credit Corp., 5.875% due 5/2/2013                 BBB+/A2       3,000,000     3,262,614
                Capital One Bank, 6.50% due 6/13/2013                              BBB/Baa1        300,000       328,488
                Capital One Financial Corp., 5.70% due 9/15/2011                   BBB/Baa1        950,000       980,691
              Diversified Financial Services -- 2.75%
                Bank of America Corp., 5.875% due 1/5/2021                           A/A2        2,000,000     2,069,216
                Bank of America Corp., 7.40% due 1/15/2011                          A-/A3        1,500,000     1,502,460
                Bank of America Corp., 4.50% due 4/1/2015                            A/A2        1,000,000     1,016,335
       a        Bank of America Covered Bond Issuer, 5.50% due 6/14/2012            AA/Aa2       3,000,000     3,156,780
     a,c        BM&F Bovespa SA, 5.50% due 7/16/2020                              BBB+/Baa2      1,000,000     1,017,564
                Citigroup, Inc., 6.00% due 12/13/2013                                A/A3        2,000,000     2,185,470
                Citigroup, Inc., 6.50% due 8/19/2013                                 A/A3        1,000,000     1,098,059
                Citigroup, Inc., 6.125% due 5/15/2018                                A/A3          500,000       547,763
                Citigroup, Inc., 5.00% due 9/15/2014                               A-/Baa1       3,000,000     3,103,434
       a        CME Group Index Services, 4.40% due 3/15/2018                       AA/Aa3       4,000,000     4,025,692
       c        Korea Development Bank, 8.00% due 1/23/2014                          A/A1        3,000,000     3,424,500
                MBNA Corp., 6.125% due 3/1/2013                                      A/A2        1,305,000     1,401,138
     a,c        National  Agricultural   Cooperative  Federation,   5.00%  due
                9/30/2014                                                            A/A1        2,000,000     2,101,170
                National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        2,000,000     2,758,848

                                                                                                              68,426,280
            ENERGY -- 6.28%
              Energy Equipment & Services -- 1.43%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                             A/A2        2,000,000     2,184,028
                Nabors Industries, Inc., 9.25% due 1/15/2019                       BBB/Baa2      4,000,000     4,956,744
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      7,000,000     8,123,514
              Oil, Gas & Consumable Fuels -- 4.85%
       c        BP Capital Markets plc, 3.875% due 3/10/2015                         A/A2        2,000,000     2,062,980
                ConocoPhillips, 4.75% due 2/1/2014                                   A/A1        1,000,000     1,086,262
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      1,500,000     1,938,480
                Enbridge Energy Partners LP, 9.875% due 3/1/2019                   BBB/Baa2      2,000,000     2,629,986
       c        Enbridge, Inc., 5.80% due 6/15/2014                                A-/Baa1       2,000,000     2,224,816
                Energy Transfer Partners LP, 6.00% due 7/1/2013                   BBB-/Baa3      1,000,000     1,088,654
                Energy Transfer Partners LP, 9.00% due 4/15/2019                  BBB-/Baa3      1,000,000     1,252,777
                Enterprise Products Partners LP, 5.20% due 9/1/2020               BBB-/Baa3      1,000,000     1,036,023
                Enterprise Products Partners LP, 3.70% due 6/1/2015               BBB-/Baa3      1,000,000     1,031,568
                Enterprise Products Partners LP, 7.50% due 2/1/2011               BBB-/Baa3        250,000       251,105
       a        Florida Gas Transmission, 4.00% due 7/15/2015                      BBB/Baa2      2,000,000     2,064,336
       a        Lukoil International Finance BV, 6.125% due 11/9/2020             BBB-/Baa2      7,000,000     7,008,400
                Murphy Oil Corp., 6.375% due 5/1/2012                              BBB/Baa3        750,000       795,195
       c        Norsk Hydro A/S, 6.70% due 1/15/2018                               AA-/Aa2       1,000,000     1,194,184
       a        Northern Natural Gas Co., 5.75% due 7/15/2018                        A/A2           50,000        56,495
                NuStar Logistics, 7.65% due 4/15/2018                             BBB-/Baa3      3,000,000     3,437,925
                Phillips Petroleum Co., 9.375% due 2/15/2011                         A/A1          900,000       909,105
       a        Semco Energy, Inc., 5.15% due 4/21/2020                            BBB+/A3       3,000,000     3,088,428
       c        Shell International Finance, 3.10% due 6/28/2015                    AA/Aa1       3,000,000     3,080,847
                Sunoco Logistics Partner, 8.75% due 2/15/2014                      BBB/Baa2      5,000,000     5,752,790
                Valero Logistics, 6.875% due 7/15/2012                            BBB-/Baa3      2,700,000     2,897,878
     a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                        BBB+/Baa1      2,000,000     2,301,012
     a,c        Woodside Finance Ltd., 8.75% due 3/1/2019                         BBB+/Baa1      2,500,000     3,109,362
     a,c        Woodside Finance Ltd., 4.50% due 11/10/2014                       BBB+/Baa1      1,500,000     1,576,611

                                                                                                              67,139,505
            FOOD, BEVERAGE & TOBACCO -- 2.01%
              Beverages -- 0.71%
                Anheuser Busch Cos., Inc., 4.375% due 1/15/2013                   BBB+/Baa2      2,000,000     2,108,802
                Anheuser Busch Cos., Inc., 4.70% due 4/15/2012                    BBB+/Baa2      1,000,000     1,044,322
     a,c        Bacardi Ltd., 8.20% due 4/1/2019                                   BBB/Baa1      1,500,000     1,860,504
                Coca Cola Co., 5.75% due 3/15/2011                                  A+/Aa3         200,000       202,090
     a,c        Sabmiller plc, 6.50% due 7/15/2018                                BBB+/Baa1      2,000,000     2,337,562
              Food Products -- 0.20%
                Corn Products International, Inc., 3.20% due 11/1/2015             BBB/Baa2      1,000,000     1,003,042
                Kraft Foods, Inc., 6.00% due 2/11/2013                            BBB-/Baa2      1,000,000     1,095,056
              Tobacco -- 1.10%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,183,637
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      3,000,000     3,957,678
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      5,000,000     5,563,650
                UST, Inc., 5.75% due 3/1/2018                                       BBB/NR       1,000,000     1,067,948

                                                                                                              21,424,291
            HEALTH CARE EQUIPMENT & SERVICES -- 0.21%
              Health Care Providers & Services -- 0.21%
                McKesson Corp., 6.50% due 2/15/2014                                A-/Baa2       1,000,000     1,123,479
                Wellpoint, Inc., 6.00% due 2/15/2014                               A-/Baa1       1,000,000     1,111,440

                                                                                                               2,234,919
            HOTELS RESTAURANTS & LEISURE -- 0.45%
              Hotels, Restaurants & Leisure -- 0.45%
       a        Hyatt Hotels Corps., 5.75% due 8/15/2015                           BBB/Baa2      2,500,000     2,614,868
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/A1        2,000,000     2,190,012

                                                                                                               4,804,880
            INSURANCE -- 3.79%
              Insurance -- 3.79%
                Aflac, Inc., 3.45% due 8/15/2015                                    A-/A2          500,000       507,967
                Alterra Finance LLC, 6.25% due 9/30/2020                           BBB/Baa2      3,000,000     2,978,643
                Aon Corp., 3.50% due 9/30/2015                                    BBB+/Baa2      1,000,000     1,000,493
                Aon Corp., 5.00% due 9/30/2020                                    BBB+/Baa2      1,000,000     1,009,301
                CNA Financial Corp., 6.50% due 8/15/2016                          BBB-/Baa3      2,035,000     2,179,281
                Fidelity National Financial, 6.60% due 5/15/2017                  BBB-/Baa3      6,000,000     5,986,512
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013                A/A2        1,000,000     1,048,687
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      1,000,000     1,053,742
                International Lease Finance Corp., 5.00% due 9/15/2012              BB+/B1       2,000,000     2,012,500
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000     1,040,104
                Lincoln National Corp., 4.75% due 2/15/2014                        A-/Baa2       1,000,000     1,048,596
       a        Ohio National Financial Services, 6.375% due 4/30/2020              A/Baa1       1,000,000     1,040,835
       a        Pacific Life Global Funding CPI Floating Rate Note,  3.32% due
                2/6/2016                                                            A+/A1        8,000,000     7,929,120
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      7,000,000     6,635,965
                Unitrin, Inc., 6.00% due 11/30/2015                               BBB-/Baa3      5,000,000     5,056,760

                                                                                                              40,528,506
            MATERIALS -- 1.81%
              Chemicals -- 0.97%
                Chevron Phillips Chemical, 7.00% due 3/15/2011                     BBB/Baa1        500,000       505,631
       a        Chevron Phillips Chemical, 7.00% due 6/15/2014                     BBB/Baa1      5,000,000     5,668,310
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       344,736
                E.I. du Pont de Nemours & Co., 5.00% due 1/15/2013                   A/A2          333,000       357,664
       a        Incitec Pivot Ltd., 4.00% due 12/7/2015                             NR/NR        3,000,000     2,923,875
       c        Potash Corp. of Saskatchewan, 5.25% due 5/15/2014                  A-/Baa1         500,000       546,736
              Construction Materials -- 0.45%
                CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa1      4,150,000     4,796,993
              Metals & Mining -- 0.39%
     a,c        Anglo American Capital, 9.375% due 4/8/2014                        BBB/Baa1      1,000,000     1,203,974
       c        Arcelormittal, 3.75% due 8/5/2015                                 BBB-/Baa3      3,000,000     3,024,978

                                                                                                              19,372,897
            MEDIA -- 1.11%
              Media -- 1.11%
                Comcast Corp., 6.30% due 11/15/2017                               BBB+/Baa1      1,000,000     1,144,948
                DIRECTV Holdings  LLC/DIRECTV  Financing Co., Inc., 7.625% due
                5/15/2016                                                         BBB-/Baa2      5,000,000     5,543,750
                Time Warner Cable, Inc., 5.40% due 7/2/2012                        BBB/Baa2      3,000,000     3,184,893
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,720,212
                Time Warner Co., Inc., 8.05% due 1/15/2016                         BBB/Baa2        200,000       238,758

                                                                                                              11,832,561
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.14%
              Biotechnology -- 0.91%
                Biogen Idec, Inc., 6.875% due 3/1/2018                            BBB+/Baa3      5,000,000     5,636,805
                Genzyme Corp., 3.625% due 6/15/2015                                A-/Baa2       3,000,000     3,079,905
                Genzyme Corp., 5.00% due 6/15/2020                                 A-/Baa2       1,000,000     1,049,865
              Pharmaceuticals -- 0.23%
                Abbott Labs, 3.75% due 3/15/2011                                    AA/A1          500,000       503,459
                Tiers  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
                Certificate CPI Floating Rate Note, 2.994% due 2/1/2014             AA/A1        2,000,000     1,937,680

                                                                                                              12,207,714
            REAL ESTATE -- 0.66%
              Real Estate Investment Trusts -- 0.66%
                Commonwealth REIT, 5.875% due 9/15/2020                            BBB/Baa2      2,000,000     1,924,820
                Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017           BBB/Baa2      4,000,000     4,092,012
                Digital Realty Trust LP, 5.875% due 2/1/2020                       BBB/Baa2      1,000,000     1,017,353

                                                                                                               7,034,185
            RETAILING -- 0.62%
              Specialty Retail -- 0.62%
                Best Buy Co., Inc., 6.75% due 7/15/2013                           BBB-/Baa2      2,500,000     2,765,442
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,500,000     1,817,777
                Staples, Inc., 7.75% due 4/1/2011                                  BBB/Baa2      2,000,000     2,032,192

                                                                                                               6,615,411
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.51%
              Semiconductors & Semiconductor Equipment -- 0.51%
                KLA Tencor Corp., 6.90% due 5/1/2018                               BBB/Baa1      5,000,000     5,500,030

                                                                                                               5,500,030
            SOFTWARE & SERVICES -- 0.93%
              Information Technology Services -- 0.50%
                Computer Sciences Corp., 5.50% due 3/15/2013                       A-/Baa1       1,000,000     1,069,282
                Electronic Data Systems Corp., 6.00% due 8/1/2013                    A/A2        1,000,000     1,114,638
       a        SAIC, Inc., 4.45% due 12/1/2020                                     A-/A3        2,000,000     2,003,184
                Western Union Co., 6.50% due 2/26/2014                              A-/A3        1,000,000     1,116,598
              Software -- 0.43%
                BMC Software, Inc., 7.25% due 6/1/2018                            BBB+/Baa2      4,000,000     4,627,644

                                                                                                               9,931,346
            TECHNOLOGY HARDWARE & EQUIPMENT -- 0.05%
              Computers & Peripherals -- 0.05%
                Dell, Inc., 5.625% due 4/15/2014                                    A-/A2          500,000       552,142

                                                                                                                 552,142
            TELECOMMUNICATION SERVICES -- 2.55%
              Diversified Telecommunication Services -- 2.55%
                AT&T, Inc., 4.85% due 2/15/2014                                     A-/A2        1,000,000     1,081,407
                AT&T, Inc., 5.80% due 2/15/2019                                     A-/A2          750,000       844,185
                Cellco Partnership, 3.75% due 5/20/2011                             A-/A2        1,000,000     1,012,259
                Cellco Partnership Floating Rate Note, 2.884% due 5/20/2011         A-/A2        2,000,000     2,020,014
     a,b        Hidden Ridge Facility, 5.65% due 1/1/2022                          A-/Baa1       5,000,000     5,150,000
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                    A-/NR        3,000,000     3,442,164
     a,c        Qtel International Finance Ltd., 3.375% due 10/14/2016               A/A2          500,000       476,277
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                 A/A2        1,000,000     1,096,121
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     3,190,404
       c        Telefonica Emisiones SAU, 6.421% due 6/20/2016                     A-/Baa1       5,000,000     5,464,960
     a,c        Telemar Norte Leste SA, 5.50% due 10/23/2020                      BBB-/Baa2      3,000,000     2,887,500
                Verizon Communications, Inc., 6.10% due 4/15/2018                   A-/A3          500,000       567,961

                                                                                                              27,233,252
            TRANSPORTATION -- 0.40%
              Air Freight & Logistics -- 0.04%
                FedEx Corp., 8.76% due 5/22/2015                                   BBB/Baa1        397,958       435,503
              Airlines -- 0.26%
                Continental  Airlines  Series  1997-4  Class  4-A,  6.90%  due
                1/2/2018                                                          BBB+/Baa2        141,649       150,502
                Delta Air Lines, Inc., 6.20% due 7/2/2018                           NR/NR        2,500,000     2,656,250
              Road & Rail -- 0.10%
                GATX Corp., 4.75% due 5/15/2015                                    BBB/Baa1      1,000,000     1,046,785

                                                                                                               4,289,040
            UTILITIES -- 7.17%
              Electric Utilities -- 4.31%
                Aquila, Inc., 7.95% due 2/1/2011                                   BBB/Baa3      1,500,000     1,507,536
                Centerpoint Energy, 7.00% due 3/1/2014                             BBB+/A3       2,000,000     2,285,702
                Commonwealth Edison Co., 6.15% due 3/15/2012                       A-/Baa1         910,000       966,414
     a,c        E. ON International Finance BV, 5.80% due 4/30/2018                  A/A2        2,000,000     2,259,786
     a,c        Electricite de France SA, 5.50% due 1/26/2014                       A+/Aa3       1,250,000     1,372,081
                Empire District Electric Co., 4.65% due 5/28/2020                  BBB+/A3       3,000,000     3,021,942
                Entergy Texas, Inc., 3.60% due 6/1/2015                           BBB+/Baa2      3,000,000     3,063,624
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      2,000,000     2,329,458
       a        Great  River  Energy  Series   2007-A,   5.829%  due  7/1/2017
                (Insured: Natl-Re)                                                  AAA/A2       3,245,677     3,669,497
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A3          925,000       978,434
     a,c        Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014                 A-/A3        6,000,000     5,973,060
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A2        1,000,000     1,128,597
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                       A/A1        1,000,000     1,061,240
                Metropolitan Edison Co., 7.70% due 1/15/2019                      BBB-/Baa2      2,250,000     2,679,928
       a        Monongahela Power Co., 5.70% due 3/15/2017                        BBB+/Baa1      2,200,000     2,390,318
                MP Environmental, 4.982% due 7/1/2014                              AAA/Aaa       2,877,964     2,969,012
                PPL Energy Supply LLC, 6.50% due 5/1/2018                         BBB+/Baa2      1,000,000     1,113,421
       a        Steelriver Transmission Co., LLC, 4.71% due 6/30/2017               NR/NR        4,000,000     3,932,800
                Toledo Edison Co., 7.25% due 5/1/2020                              BBB/Baa1      1,000,000     1,182,060
       c        TransAlta Corp., 4.75% due 1/15/2015                               BBB/Baa2      2,000,000     2,115,408
              Gas Utilities -- 0.21%
       a        Maritimes & North East Pipeline, 7.50% due 5/31/2014               BBB/Baa3      1,877,800     2,026,766
                Southern California Gas Co., 4.375% due 1/15/2011                   NR/Aa3         225,000       225,202
              Multi-Utilities -- 2.65%
                Ameren Energy Generating Co., 7.00% due 4/15/2018                 BBB-/Baa3      2,000,000     1,971,466
                Black Hills Corp., 5.875% due 7/15/2020                           BBB-/Baa3      5,000,000     5,192,725
                Dominion Resources, Inc., 8.875% due 1/15/2019                     A-/Baa2       1,000,000     1,295,714
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB+/Baa3      4,000,000     4,398,160
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB+/Baa3      2,500,000     2,670,288
       a        Power Receivables Financing LLC, 6.29% due 1/1/2012                 NR/NR        2,379,933     2,381,242
                Sempra Energy, 6.50% due 6/1/2016                                 BBB+/Baa1        500,000       580,455
                Southern California Edison Co., 5.75% due 3/15/2014                  A/A1          500,000       558,039
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013              NR/A3        5,000,000     5,387,145
                Union Electric Co., 4.65% due 10/1/2013                            BBB+/A3       2,000,000     2,138,030
                Union Electric Co., 6.70% due 2/1/2019                             BBB+/A3         500,000       582,837
                Wisconsin Public Service Corp., 6.125% due 8/1/2011                 A/Aa3        1,150,000     1,183,076

                                                                                                              76,591,463

            TOTAL CORPORATE BONDS (Cost $534,540,114)                                                        557,973,013

            CONVERTIBLE BONDS -- 0.95%
            DIVERSIFIED FINANCIALS -- 0.95%
              Capital Markets -- 0.95%
     a,b        Prospect Capital Corp., 6.25% due 12/15/2015                        BBB/NR      10,000,000    10,100,000

            TOTAL CONVERTIBLE BONDS (Cost $10,000,000)                                                        10,100,000

            MUNICIPAL BONDS -- 13.65%
                American  Campus   Properties   Student  Housing,   7.38%  due
                9/1/2012 (Insured: Natl-Re)                                        BBB/Baa1      1,270,000     1,281,494
                American  Fork City Utah Sales,  4.89% due 3/1/2012  (Insured:
                AGM)                                                               AA+/Aa3         300,000       311,184
                American  Fork City Utah Sales,  5.07% due 3/1/2013  (Insured:
                AGM)                                                               AA+/Aa3         120,000       127,253
                American  Municipal  Power  Ohio,  Inc.  Series A,  5.072% due
                2/15/2018                                                           NR/A3        5,000,000     4,916,250
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                     A/A1        2,340,000     2,262,195
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                     A/A1        3,270,000     3,063,401
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,192,121
                Brockton  Massachusetts  Taxable Economic  Development,  6.45%
                due 5/1/2017 (Insured: Natl-Re/FGIC)                                A/Aa3          115,000       119,387
                California  School  Finance  Authority,  5.041%  due  7/1/2020
                (LOC: City National Bank)                                           NR/NR        4,000,000     3,905,960
                California  School  Finance  Authority,  4.426%  due  7/1/2020
                (LOC: East West Bank/FHLB)                                          AAA/NR       2,400,000     2,262,120
                California  School  Finance  Authority,  4.426%  due  7/1/2020
                (LOC: East West Bank/FHLB)                                          AAA/NR       2,000,000     1,885,100
                Camden County New Jersey,  (Build  America  Bonds),  5.47% due
                7/1/2018                                                            A+/A2        2,140,000     2,090,052
                Camden County,  New Jersey,  (Build America Bonds),  5.62% due
                7/1/2019                                                            A+/A2        3,025,000     2,969,007
                Canadian County  Oklahoma  Educational  Facilities  Authority,
                4.253% due 9/1/2014                                                 A+/NR        3,000,000     3,151,560
                Carson California Redevelopment Agency, 4.511% due 10/1/2016        A-/NR        5,000,000     4,817,950
                Chicago Illinois Board of Education GO, 3.40% due 12/1/2015        AA-/Aa2       1,500,000     1,444,125
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                BBB-/NR         720,000       723,708
                Connecticut Housing Finance Authority, 5.071% due 11/15/2019       AAA/Aaa       3,935,000     3,959,043
                Cook  County   Illinois   School   District  083,  4.875%  due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         150,000       155,814
                Florida Capital Improvement Revenue,  5.477% due 7/1/2017 (FAU
                Finance Corp.)                                                       A/A2        1,400,000     1,449,224
                Florida Capital Improvement Revenue,  5.899% due 7/1/2018 (FAU
                Finance Corp.)                                                       A/A2        1,000,000     1,044,600
                Florida State Board of Education, 3.60% due 6/1/2015                AAA/NR       3,000,000     3,108,600
                Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020         AA-/NR       2,250,000     2,194,763
                Garfield County  Oklahoma  Educational  Facilities  Authority,
                4.017% due 9/1/2015                                                  A/NR        4,095,000     4,083,247
                George Washington University, 4.411% due 9/15/2017                  A+/A1        1,750,000     1,764,140
                Green Bay Wisconsin, 4.875% due 4/1/2011 (Insured: Natl-Re)         NR/Aa1         365,000       367,997
                Hancock  County  Mississippi,  4.90%  due  8/1/2011  (Insured:
                Natl-Re)                                                            NR/A1          315,000       315,718
                Hanover  Pennsylvania  Area School District  Notes,  4.47% due
                3/15/2013 (Insured: AGM)                                           AA+/Aa3       1,385,000     1,472,117
                Honolulu  Hawaii  City &  County  Wastewater  System  Revenue,
                4.113% due 7/1/2020                                                 AA/Aa2       1,500,000     1,426,515
                Illinois Finance Authority Revenue Bonds,  5.629% due 7/1/2016
                (Insured: Syncora)                                                  A+/NR        2,030,000     2,097,477
                Los Angeles  California  Department  of  Airports,  5.175% due
                5/15/2017                                                           AA-/A1       4,000,000     4,096,320
                Los Angeles California  Municipal  Improvement  Corp.,  6.165%
                due 11/1/2020                                                       A+/A2       10,000,000     9,611,100
                Los  Angeles   County   California   Public  Works   Financing
                Authority, 5.591% due 8/1/2020                                      A+/A1        3,000,000     2,879,730
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                   BBB-/Baa3      2,120,000     2,024,621
                Maine Finance Authority Waste Motor Oil, 4.55% due 10/1/2014         A/NR        1,495,000     1,553,918
                Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                   NR/Aa2       3,350,000     3,523,028
       a        Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)         NR/NR        1,325,000     1,268,277
                Mississippi  Development  Bank Special  Obligation,  5.21% due
                7/1/2013 (Insured: AGM)                                             AA+/NR       1,200,000     1,297,140
                Missouri State Development  Finance Board,  5.45% due 3/1/2011
                (Crackerneck Creek)                                                  A/NR        1,090,000     1,096,584
                Montgomery  County  Maryland  Revenue  Authority,   5.00%  due
                2/15/2012                                                          AA+/Aa2         100,000       104,120
                New  Jersey  Health  Care  Facilities  Financing,   7.70%  due
                7/1/2011 (Insured: Connie Lee)                                      NR/NR           25,000        25,608
                New  Mexico  Mtg  Finance   Authority,   5.77%  due   1/1/2016
                (GNMA/FNMA/FHLMC)                                                   AAA/NR         490,000       515,108
                New Mexico Mtg Finance Authority, 5.00% due 7/1/2025                AAA/NR         855,000       860,506
                New Rochelle New York  Industrial  Development  Agency,  7.15%
                due 10/1/2014 (LOC: Bank of New York)                               NR/Aaa         230,000       241,530
                New York City Transitional  Finance Authority Revenue,  4.075%
                due 11/1/2020                                                      AAA/Aa1       2,500,000     2,400,825
                New York State Urban Development Corp., 4.75% due 12/15/2011        AAA/NR       1,400,000     1,439,326
                Newark New Jersey, 4.70% due 4/1/2011 (Insured: Natl-Re)            NR/Aa3         845,000       849,453
                Newark New Jersey, 4.90% due 4/1/2012 (Insured: Natl-Re)            NR/Aa3       1,225,000     1,257,242
                North Carolina Eastern Municipal Power, 4.43% due 1/1/2014         A-/Baa1       2,000,000     2,068,680
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,369,848
                Ohio  Housing   Financing   Agency  Mtg,  5.20%  due  9/1/2014
                (GNMA/FNMA)                                                         NR/Aaa       2,395,000     2,550,579
                Ohio  State  Solid  Waste,   4.25%  due   4/1/2033   (Republic
                Services)                                                           BBB/NR       1,000,000       993,350
                Ohio  State   Taxable   Development   Assistance,   4.88%  due
                10/1/2011 (Insured: Natl-Re)                                        AA/Aa2         550,000       564,135
                Oklahoma Development Finance Authority, 8.00% due 5/1/2020          NR/NR        8,500,000     8,397,745
                Pasadena California Pension Funding, 7.33% due 5/15/2022            AA+/NR       2,000,000     2,231,040
                Pennsylvania Economic Development,  4.70% due 11/1/2021 (Waste
                Management)                                                         BBB/NR       2,250,000     2,308,073
                Port St.  Lucie  Florida  Lease  Revenue,  4.457% due 9/1/2014
                (Wyndcrest)                                                         A/Aa3        1,470,000     1,480,496
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                    A-/NR        2,570,000     2,352,398
                Riverside California Sewer Revenue, 5.61% due 8/1/2017              AA/Aa2       2,000,000     2,136,120
                San Bernardino  County  California  San Sevaine  Redevelopment
                Agency, 7.135% due 9/1/2020                                         BBB/NR       2,165,000     2,078,075
                San  Francisco   California  City  and  County   Redevelopment
                Financing Authority, 8.00% due 8/1/2019                              A/A1        6,500,000     7,063,745
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                3.447% due 8/1/2013                                                  A/A1        1,000,000     1,001,870
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                4.281% due 8/1/2014                                                  A/A1          750,000       751,905
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,450,000     3,878,110
                Springfield Ohio City School District Tax Anticipation  Notes,
                6.40% due 12/1/2011 (Insured: AMBAC)                                NR/NR        1,500,000     1,544,805
                Tazewell  County  Illinois  Community  High School,  5.20% due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         355,000       368,277
                Tennessee State Taxable, 6.00% due 2/1/2013                        AA+/Aaa         500,000       523,950
                Texas Tech University, 6.00% due 8/15/2011 (Insured: Natl-Re)       AA/Aa2         245,000       251,867
                Victor New York, 9.20% due 5/1/2014                                 NR/NR          905,000       936,394
                Wisconsin State General Revenue,  4.80% due 5/1/2013 (Insured:
                AGM)                                                               AA+/Aa3         200,000       213,616
                Wisconsin State Health and Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        2,010,000     1,828,296

            TOTAL MUNICIPAL BONDS (Cost $145,658,064)                                                        145,899,932

            SHORT TERM INVESTMENTS -- 1.22%
                AGL Capital Corp., 0.27% due 1/7/2011                               NR/NR        7,000,000     6,999,895
                Chicago  GO,  0.44%  due   1/1/2040  put  1/3/2011   (Insured:
                AGM/SPA:Dexia ) (weekly demand notes)                              AAA/Aa3       6,000,000     6,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $12,999,895)                                                   12,999,895


TOTAL INVESTMENTS -- 95.38% (Cost $996,466,472)                                                          $ 1,019,375,117


OTHER ASSETS LESS LIABILITIES -- 4.62%                                                                        49,342,745


NET ASSETS -- 100.00%                                                                                    $ 1,068,717,862

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the aggregate value of these securities in the Fund's portfolio was $294,487,871, representing 27.57% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions indetermining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    U.S. Treasury Securities           $     17,303,145   $    17,303,145       $          --       $          --
    U.S. Government Agencies                 35,091,853                --          32,494,075           2,597,778
    Other Government                         13,733,742                --          13,733,742                  --
    Mortgage Backed                         150,022,999                --         150,022,999                  --
    Asset Backed Securities                  76,250,538                --          71,239,588           5,010,950
    Corporate Bonds                         557,973,013                --         546,335,237          11,637,776
    Convertible Bonds                        10,100,000                --                  --          10,100,000
    Municipal Bonds                         145,899,932                --         145,899,932                  --
    Short Term Investments                   12,999,895                --          12,999,895                  --

Total Investments in Securities        $  1,019,375,117   $    17,303,145       $ 972,725,468       $  29,346,504

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                     Net              Net
                     Beginning                                                    Unrealized       Transfers          Ending
                      Balance           Gross       Gross          Net Realized   Appreciation/   in/(out) of         Balance
                     9/30/2010        Purchases     Sales          Gain/(Loss)   (Depreciation)    Level 3 (2)      12/31/2010
Investments in
Securities (1)     $15,214,529     $ 21,704,615 $   (21,012)     $         351  $      (81,087)  $ (7,470,892)    $ 29,346,504

(1) Level 3 Securities represent 2.75% of Total Net Assets at the three month period ended December 31, 2010.

(2) Transfers out of Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010. Transfers into or out of Level 3 are based on the market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Strategic Income Fund                                                         December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 5.28%
              CONSUMER SERVICES -- 0.06%
                Hotels, Restaurants & Leisure -- 0.06%
                 OPAP SA                                                                    8,300       $      143,632

                                                                                                               143,632
              DIVERSIFIED FINANCIALS -- 1.06%
                Capital Markets -- 0.78%
                 Apollo Investment Corp.                                                  168,060            1,860,424
                Diversified Financial Services -- 0.28%
                 KKR Financial Holdings LLC                                                73,000              678,900

                                                                                                             2,539,324
              ENERGY -- 1.19%
                Energy Equipment & Services -- 0.65%
                 Seadrill Ltd.                                                             46,100            1,557,985
                Oil, Gas & Consumable Fuels -- 0.54%
                 Eni S.p.A.                                                                58,500            1,277,356

                                                                                                             2,835,341
              INSURANCE -- 0.10%
                Insurance -- 0.10%
                 Swiss Re                                                                   4,400              236,706

                                                                                                               236,706
              REAL ESTATE -- 1.31%
                Real Estate Investment Trusts -- 1.31%
                 Annaly Capital Management, Inc.                                          101,900            1,826,048
                 Chimera Investment Corp.                                                 165,900              681,849
                 Invesco Mortgage Capital                                                  29,000              633,360

                                                                                                             3,141,257
              TELECOMMUNICATION SERVICES -- 1.21%
                Diversified Telecommunication Services -- 1.02%
                 France Telecom SA                                                         26,900              560,585
                 Telefonica SA                                                             21,500              487,412
                 Telstra Corp. Ltd.                                                       483,000            1,378,295
                Wireless Telecommunication Services -- 0.19%
                 Mobistar SA                                                                7,000              453,767

                                                                                                             2,880,059
              UTILITIES -- 0.35%
                Electric Utilities -- 0.35%
                 E. ON AG                                                                  13,100              401,489
                 Enel S.p.A.                                                               87,856              439,084

                                                                                                               840,573

            TOTAL COMMON STOCK (Cost $12,130,645)                                                           12,616,892

            PREFERRED STOCK -- 4.11%
              BANKS -- 2.12%
                Commercial Banks -- 0.83%
                 Huntington Bancshares Pfd, 8.50%                                             750              825,000
       a         Sovereign REIT Pfd 12.00%                                                  1,000            1,140,000
                 Webster Financial Corp. Pfd Series A, 8.50%                                   15               15,375
                Thrifts & Mortgage Finance -- 1.29%
       a         Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,082,500

                                                                                                             5,062,875
              FOOD, BEVERAGE & TOBACCO -- 0.23%
                Food Products -- 0.23%
       a         H.J. Heinz Finance Co. Pfd, 8.00%                                              5              537,969

                                                                                                               537,969
              INSURANCE -- 0.42%
                Insurance -- 0.42%
                 Genworth Financial, Inc. Pfd Series A, 5.25%                              20,000            1,008,126

                                                                                                             1,008,126
              MISCELLANEOUS -- 0.45%
                U.S. Government Agencies -- 0.45%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      1,000            1,077,812

                                                                                                             1,077,812
              REAL ESTATE -- 0.52%
                Real Estate Investment Trusts -- 0.52%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,237,500

                                                                                                             1,237,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.37%
                Communications Equipment -- 0.37%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             1,000              886,000

                                                                                                               886,000

            TOTAL PREFERRED STOCK (Cost $9,101,575)                                                          9,810,282

            ASSET BACKED SECURITIES -- 3.87%
              BANKS -- 0.08%
                Commercial Banks -- 0.08%
                 Wachovia Bank Commercial Mtg Trust Series 2007-C30 Class A1,
                 5.031%, 12/15/2043                                                 $       3,147                3,152
                 Wachovia Bank Commercial Mtg Trust Series 2007-C31 Class A1,
                 5.14%, 4/15/2047                                                           6,924                6,967
                 Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
                 2.844%, 2/25/2035                                                        388,646               76,413
                 Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
                 3.524%, 3/25/2035                                                        387,437              100,135

                                                                                                               186,667
              DIVERSIFIED FINANCIALS -- 2.37%
                Capital Markets -- 1.18%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.805%, 8/25/2033         619,916              447,448
                 Bear Stearns Commercial Mtg Securities Series 2007-PW15 Class A1,
                 5.016%, 2/11/2044                                                          2,087                2,121
                 Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
                 5.145%, 1/12/2045                                                         37,433               38,433
                 Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
                 5.422%, 9/11/2042                                                         17,858               18,306
                 Credit Suisse Mtg Capital Certificates Series 2007-C1 Class A1,
                 5.227%, 2/15/2040                                                          3,262                3,274
                 Credit Suisse Mtg Capital Certificates Series 2007-C2 Class A1,
                 5.269%, 1/15/2049                                                            783                  783
                 GS Mtg Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
                 8/10/2045                                                                  7,001                7,128
                 LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
                 2/15/2040                                                                  9,012                9,167
                 Merrill Lynch Mtg Investors Trust, 2.787%, 8/25/2034                     342,010              281,741
                 Merrill Lynch Mtg Trust, 5.22%, 11/12/2037                               258,236              267,256
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-5
                 Class A1, 4.275%, 8/12/2048                                                1,785                1,788
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6
                 Class A1, 5.175%, 3/12/2051                                                6,725                6,798
                 Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
                 2/20/2044                                                                  9,899               10,008
                 Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
                 3/15/2044                                                                 15,534               15,711
                 Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
                 4/15/2049                                                                 33,350               34,092
                 Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
                 11/12/2049                                                                28,617               29,196
                 Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.581%,
                 11/25/2035                                                             2,000,000            1,646,852
                Diversified Financial Services -- 1.19%
                 Banc of America Commerical Mtg, Inc. Series 2007-2 Class A1,
                 5.421%, 1/10/2012                                                         15,086               15,411
                 Banc of America Funding Corp. Series 2006-I Class SB1, 3.551%,
                 12/20/2036                                                               970,682              195,646
                 Banc of America Mtg Services Series 2005-A Class B1, 3.526%,
                 2/25/2035                                                                940,449              340,101
                 Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 3.955%,
                 3/25/2034                                                                194,047              161,386
                 Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
                 12/10/2049                                                                60,898               60,995
                 Countrywide Series 2005-11 Class AF3, 4.778%, 2/25/2036                1,027,821              868,042
                 Countrywide Series 2006-15 Class A6, 5.826%, 10/25/2046                  406,381              307,793
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2006-LDP9
                 Class A1, 5.17%, 5/15/2047                                                11,197               11,288
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2007-LDPX
                 Class A1, 5.122%, 1/15/2049                                                3,070                3,092
                 JPMorgan Series 2007-CH5 Class A2, 0.311%, 5/25/2037                     908,288              877,762

                                                                                                             5,661,618
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.43%
                Pharmaceuticals -- 0.43%
  a              QHP PhaRMA, 10.25%, 3/15/2015                                          1,021,351            1,029,982

                                                                                                             1,029,982
              TRANSPORTATION -- 0.99%
                Airlines -- 0.99%
                 United Airlines 2000 Pass Through Trust Series 1-B, 8.03%,
                 1/1/2013                                                               1,860,810            2,363,228

                                                                                                             2,363,228

            TOTAL ASSET BACKED SECURITIES (Cost $10,623,943)                                                 9,241,495

            CORPORATE BONDS -- 64.24%
              AUTOMOBILES & COMPONENTS -- 0.21%
                Automobiles -- 0.21%
  a              American Honda Finance, 2.653%, 6/29/2011                                500,000              505,406

                                                                                                               505,406
              BANKS -- 6.11%
                Commercial Banks -- 6.11%
  a,b            Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                    1,000,000            1,035,000
  a,b            Banco Pine SA, 8.75%, 1/6/2017                                         1,000,000            1,005,000
                 Charter One Bank NA, 5.50%, 4/26/2011                                    250,000              253,607
  a,b            DBS Bank Ltd., 5.125%, 5/16/2017                                         200,000              207,099
  a,b,c,d        Islandsbanki, 4.41%, 10/15/2008                                           60,000               17,850
  a,b,c,d        LandsBanki Islands HF, 5.73%, 8/25/2009                                  175,000               19,250
                 National City Bank Floating Rate Note, 0.673%, 6/7/2017                1,000,000              901,254
                 PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
  a              12/31/2049                                                               500,000              530,885
                 Provident Bank MD, 9.50%, 5/1/2018                                     1,500,000            1,567,520
  a,b            Santander Issuances, 6.50%, 8/11/2019                                  1,000,000              960,644
  b              Shinhan Bank, 6.819%, 9/20/2036                                          100,000              102,298
                 Silicon Valley Bank, 6.05%, 6/1/2017                                   1,000,000            1,014,553
                 Sovereign Bank, 5.125%, 3/15/2013                                        100,000              101,213
  a,e            Sovereign Bank Lease Pass Through Trust, 12.18%, 6/30/2020               986,734            1,297,555
                 Susquehanna Capital II, 11.00%, 3/23/2040                              1,000,000            1,067,500
  a              Webster Bank, 5.875%, 1/15/2013                                        2,000,000            2,012,606
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049               500,000              516,875
                 Whitney National Bank, 5.875%, 4/1/2017                                1,000,000              941,235
                 Zions Bancorp, 7.75%, 9/23/2014                                        1,000,000            1,042,510

                                                                                                            14,594,454
              CAPITAL GOODS -- 5.82%
                Aerospace & Defense -- 0.45%
                 Triumph Group, Inc., 8.625%, 7/15/2018                                 1,000,000            1,092,500
                Building Products -- 0.49%
                 Owens Corning, Inc., 9.00%, 6/15/2019                                  1,000,000            1,173,194
                Industrial Conglomerates -- 2.80%
                 General Electric Capital Corp., 0.444%, 6/20/2014                      1,000,000              968,614
  a,b            Hutchison Whampoa International (10) Ltd., 6.00%, 12/29/2049           2,000,000            1,971,524
                 Otter Tail Corp., 9.00%, 12/15/2016                                    3,000,000            3,202,500
  a,b            Smiths Group plc, 6.05%, 5/15/2014                                       500,000              539,563
                Machinery -- 1.61%
                 Case New Holland, Inc., 7.75%, 9/1/2013                                1,000,000            1,075,000
                 Ingersoll-Rand Co., 9.50%, 4/15/2014                                     500,000              602,356
  a              SPX Corp., 6.875%, 9/1/2017                                            1,000,000            1,062,500
                 Timken Co., 6.00%, 9/15/2014                                           1,000,000            1,100,781
                Trading Companies & Distributors -- 0.47%
  a,b            Noble Group Ltd. Mtg, 8.50%, 5/30/2013                                 1,000,000            1,117,401

                                                                                                            13,905,933
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.42%
                Commercial Services & Supplies -- 0.42%
                 Corrections Corp. of America, 6.25%, 3/15/2013                         1,000,000            1,010,000

                                                                                                             1,010,000
              CONSUMER DURABLES & APPAREL -- 1.35%
                Household Durables -- 1.35%
  a,b            Corporativo Javer SA, 13.00%, 8/4/2014                                 1,000,000            1,130,000
                 FGI Operating Co., Inc., 10.25%, 8/1/2015                              2,000,000            2,100,000

                                                                                                             3,230,000
              CONSUMER SERVICES -- 0.46%
                Hotels, Restaurants & Leisure -- 0.46%
                 CKE Restaurants, Inc., 11.375%, 7/15/2018                              1,000,000            1,107,500

                                                                                                             1,107,500
              DIVERSIFIED FINANCIALS -- 2.39%
                Capital Markets -- 0.46%
  a,b            Macquarie Group Ltd., 7.30%, 8/1/2014                                  1,000,000            1,092,057
                Consumer Finance -- 0.90%
                 North Fork Bancorp, Inc., 5.875%, 8/15/2012                            1,000,000            1,053,677
  a              TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015              1,000,000            1,100,000
                Diversified Financial Services -- 1.03%
  a              Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019                        250,000              287,265
                 Citigroup, Inc., 5.00%, 9/15/2014                                        750,000              775,858
  e              Counts Series 1998 II-A, 6.67%, 2/15/2018                                212,732              203,691
  b              Korea Development Bank, 5.30%, 1/17/2013                                 200,000              211,900
  a              SquareTwo Financial Corp., 11.625%, 4/1/2017                           1,000,000              985,000

                                                                                                             5,709,448
              ENERGY -- 9.51%
                Energy Equipment & Services -- 0.87%
  a,b            RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                           1,000,000            1,042,500
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               1,000,000            1,037,258
                Oil, Gas & Consumable Fuels -- 8.64%
                 Black Elk Energy Offshore, 13.75%, 12/1/2015                           2,000,000            1,990,000
  a,b            Bumi Capital PTE  Ltd., 12.00%, 11/10/2016                             1,000,000            1,127,500
                 Cloud Peak Energy Resouces, 8.25%, 12/15/2017                          1,000,000            1,073,750
  a              DCP Midstream LLC, 9.75%, 3/15/2019                                      500,000              646,160
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                            250,000              328,748
                 Energy Transfer Partners LP, 8.50%, 4/15/2014                            500,000              580,533
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                    2,000,000            2,075,000
  a,b            Gaz Capital SA, 7.51%, 7/31/2013                                       1,000,000            1,098,295
                 Inergy LP/Inergy Finance Corp., 8.75%, 3/1/2015                          500,000              532,500
  a              Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                     938,900            1,013,383
  a              NGPL Pipeco, LLC, 6.514%, 12/15/2012                                   1,000,000            1,079,310
  a              Niska Gas Storage, 8.875%, 3/15/2018                                   2,000,000            2,140,000
  a              Northern Tier Energy LLC, 10.50%, 12/1/2017                            1,000,000            1,020,000
  a,b            Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                       1,000,000            1,200,000
                 Plains All American Pipeline, LP, 8.75%, 5/1/2019                      1,000,000            1,240,995
  a              Raam Global Energy Co., 12.50%, 10/1/2015                              2,000,000            2,052,500
                 Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                            1,000,000            1,160,492
  b              Trans-Canada Pipelines Ltd., 6.35%, 5/15/2067                            275,000              271,545

                                                                                                            22,710,469
              FOOD, BEVERAGE & TOBACCO -- 1.07%
                Beverages -- 0.47%
  a,b            Bacardi Ltd., 7.45%, 4/1/2014                                            500,000              575,151
                 Constellation Brands, Inc., 8.375%, 12/15/2014                           500,000              546,250
                Food Products -- 0.14%
                 Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                 321,000              331,110
                Tobacco -- 0.46%
                 Lorillard Tobacco Co, 8.125%, 6/23/2019                                1,000,000            1,112,730

                                                                                                             2,565,241
              HEALTH CARE EQUIPMENT & SERVICES -- 1.32%
                Health Care Equipment & Supplies -- 0.23%
                 Beckman Coulter, Inc., 6.00%, 6/1/2015                                   500,000              545,671
                Health Care Providers & Services -- 0.42%
  a              Aurora Diagnostics Holdings LLC, 10.75%, 1/15/2018                     1,000,000            1,002,500
                Health Care Technology -- 0.67%
                 Merge Healthcare, Inc., 11.75%, 5/1/2015                               1,500,000            1,597,500

                                                                                                             3,145,671
              INDUSTRIALS -- 0.46%
                Capital Goods -- 0.46%
                 Da-Lite Screen Co., Inc., 12.50%, 4/1/2015                             1,000,000            1,095,000

                                                                                                             1,095,000
              INSURANCE -- 6.96%
                Insurance -- 6.96%
  a              International Lease Finance Corp., 6.50%, 9/1/2014                     2,000,000            2,120,000
  a              National Life Insurance of Vermont, 10.50%, 9/15/2039                  1,000,000            1,170,514
                 Northwind Holdings LLC Series 2007-1A Class A1, 1.076%, 12/1/2037      1,585,903            1,211,233
  a,b,e          Oil Casualty Insurance, 8.00%, 9/15/2034                               1,934,000            1,837,300
  a              Oil Insurance Ltd., 7.558%, 12/29/2049                                 1,000,000              923,600
  a              Prudential Holdings LLC, 8.695%, 12/18/2023                              585,000              697,004
  a,b            QBE Insurance Group Ltd., 9.75%, 3/14/2014                               780,000              916,098
  a,b            QBE Insurance Group Ltd., 5.647%, 7/1/2023                             2,500,000            2,369,988
  a,b            Swiss Re Capital I, LP, 6.854%, 5/29/2049                              2,000,000            1,910,546
                 Unum Group, 7.125%, 9/30/2016                                            500,000              561,605
  a,b            White Mountains RE Group, 7.506%, 5/29/2049                            1,000,000              868,840
                 Willis North America, Inc., 7.00%, 9/29/2019                           1,000,000            1,042,267
  a              ZFS Finance USA Trust II, 6.45%, 12/15/2065                            1,000,000              983,750

                                                                                                            16,612,745
              MATERIALS -- 1.01%
                Metals & Mining -- 0.76%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         1,000,000            1,168,246
  a,b            Posco, 8.75%, 3/26/2014                                                  500,000              586,009
  b              Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                    50,000               54,460
                Miscellaneous -- 0.25%
  a,b            Anglo American Capital, 9.375%, 4/8/2014                                 500,000              601,987

                                                                                                             2,410,702
              MEDIA -- 2.22%
                Media -- 2.22%
                 DIRECTV Holdings LLC, 6.375%, 6/15/2015                                  900,000              930,375
  a              Friendfinder Networks, 14.00%, 9/30/2013                                 750,000              776,250
  a              Proquest LLC, 9.00%, 10/15/2018                                        2,000,000            2,060,000
                 Washington Post Co., 7.25%, 2/1/2019                                     500,000              568,591
  a,e            Yahoo! Inc., 6.65%, 8/10/2026                                            966,196              956,534

                                                                                                             5,291,750
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.73%
                Biotechnology -- 0.30%
  a,b            Novasep Holding SAS, 9.75%, 12/15/2016                                 1,000,000              705,000
                Pharmaceuticals -- 0.43%
                 Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                    1,000,000            1,027,500

                                                                                                             1,732,500
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
                 HRPT Properties Trust, 0.902%, 3/16/2011                                 275,000              274,843

                                                                                                               274,843
              RETAILING -- 0.98%
                Internet & Catalog Retail -- 0.23%
                 Ticketmaster, 10.75%, 8/1/2016                                           500,000              541,250
                Specialty Retail -- 0.75%
                 Best Buy, Inc., 6.75%, 7/15/2013                                         500,000              553,089
                 Nebraska Book Co., 10.00%, 12/1/2011                                   1,250,000            1,243,750

                                                                                                             2,338,089
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.46%
                Semiconductors & Semiconductor Equipment -- 0.46%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                 1,000,000            1,100,006

                                                                                                             1,100,006
              SOFTWARE & SERVICES -- 0.88%
                Internet Software & Services -- 0.45%
                 SSI Investment II/CP-ISSR LLC, 11.125%, 6/1/2018                       1,000,000            1,085,000
                Software -- 0.43%
  a              Aspect Software, Inc., 10.625%, 5/15/2017                              1,000,000            1,026,250

                                                                                                             2,111,250
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.85%
                Communications Equipment -- 0.43%
  a              Brightstar Corp., 9.50%, 12/1/2016                                     1,000,000            1,017,500
                Electronic Equipment, Instruments & Components -- 0.42%
                 Avnet, Inc., 5.875%, 6/15/2020                                         1,000,000            1,003,909

                                                                                                             2,021,409
              TELECOMMUNICATION SERVICES -- 5.20%
                Diversified Telecommunication Services -- 3.53%
                 Frontier Communications, 8.25%, 4/15/2017                              1,000,000            1,097,500
                 Global Crossing Ltd., 12.00%, 9/15/2015                                1,000,000            1,127,500
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                                700,000              694,750
                 Qwest Corp., 8.875%, 3/15/2012                                         1,000,000            1,081,250
                 Qwest Corp., 8.375%, 5/1/2016                                            500,000              592,500
  b              Telecom Italia Capital, 0.899%, 7/18/2011                                550,000              548,632
  a,b            Vimpelcom, 8.25%, 5/23/2016                                              500,000              546,900
                 Windstream Corp., 8.125%, 8/1/2013                                     1,000,000            1,100,000
                 Zayo Group LLC, 10.25%, 3/15/2017                                      1,500,000            1,642,500
                Wireless Telecommunication Services -- 1.67%
  a              CC Holdings GS V LLC / Crown Castle Intl. Corp., 7.75%, 5/1/2017       1,500,000            1,638,750
  a,b            Digicel Group Ltd., 10.50%, 4/15/2018                                  1,600,000            1,760,000
  a,b            Digicel SA, 12.00%, 4/1/2014                                             500,000              581,250

                                                                                                            12,411,532
              TRANSPORTATION -- 7.00%
                Air Freight & Logistics -- 0.18%
                 FedEx Corp., 8.76%, 5/22/2015                                            397,958              435,503
                Airlines -- 6.03%
  a,b            Air Canada, 9.25%, 8/1/2015                                            2,000,000            2,100,000
                 American Airlines, Inc., 13.00%, 8/1/2016                                868,795            1,042,555
                 American Airlines, Inc., 10.50%, 10/15/2012                            2,000,000            2,192,500
                 Continental Airlines, 7.02%, 5/1/2017                                  1,323,471            1,333,397
                 Continental Airlines, 6.90%, 7/2/2018                                  1,960,756            1,941,148
  a              Jet Equipment Trust, 9.41%, 12/15/2013                                 1,581,478            1,486,589
                 JetBlue Airways Corp., 0.52%, 1/2/2014                                 2,000,000            1,800,000
                 United Air Lines, Inc., 12.75%, 7/15/2012                                495,223              556,507
  a              United Air Lines, Inc., 9.875%, 8/1/2013                               1,800,000            1,939,500
                Marine -- 0.79%
                 United Maritime LLC, 11.75%, 6/15/2015                                 1,000,000            1,002,500
  a,e            Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                      976,077              878,469

                                                                                                            16,708,668
              UTILITIES -- 8.72%
                Electric Utilities -- 3.81%
                 Alabama Power Capital Trust V, 3.39%, 10/1/2042                          700,000              700,000
                 Aquila, Inc., 7.95%, 2/1/2011                                            500,000              502,512
                 Comed Financing III, 6.35%, 3/15/2033                                  1,500,000            1,271,828
                 Commonwealth Edison, 6.15%, 3/15/2012                                    300,000              318,598
  a,b            Dubai Electricity & Water, 6.375%, 10/21/2016                          1,000,000              967,379
  a              Duquesne Light Holdings, 6.40%, 9/15/2020                              2,000,000            1,985,112
                 Metropolitan Edison, 7.70%, 1/15/2019                                    250,000              297,770
  a              Puget Energy, Inc., 6.50%, 12/15/2020                                  2,000,000            1,966,940
  a,b            Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                    1,000,000            1,077,429
                Gas Utilities -- 1.40%
                 Ferrellgas LP, 9.125%, 10/1/2017                                         500,000              550,000
  a              Source Gas LLC., 5.90%, 4/1/2017                                       1,000,000              956,858
                 Southern Union Co., 7.20%, 11/1/2066                                   2,000,000            1,842,500
                Independent Power Producers & Energy Traders -- 0.21%
                 RRI Energy, Inc., 7.625%, 6/15/2014                                      500,000              511,250
                Multi-Utilities -- 3.30%
                 Amerenenergy Generating Co., 7.00%, 4/15/2018                          1,000,000              985,733
                 Black Hills Corp., 9.00%, 5/15/2014                                      500,000              573,935
                 CMS Energy Corp., 8.75%, 6/15/2019                                     2,000,000            2,352,424
  a              Enogex LLC, 6.875%, 7/15/2014                                          1,000,000            1,099,540
                 NiSource Finance Corp., 6.40%, 3/15/2018                               1,130,000            1,252,666
                 Sempra Energy, 9.80%, 2/15/2019                                          250,000              336,089
  a              Texas-New Mexico Power, 9.50%, 4/1/2019                                1,000,000            1,273,224

                                                                                                            20,821,787

            TOTAL CORPORATE BONDS (Cost $140,057,612)                                                      153,414,403

            CONVERTIBLE BONDS -- 3.62%
              DIVERSIFIED FINANCIALS -- 1.49%
                Capital Markets -- 1.27%
  a,e            Prospect Capital Corp., 6.25%, 12/15/2015                              3,000,000            3,030,000
                Diversified Financial Services -- 0.22%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                             505,000              525,200

                                                                                                             3,555,200
              MEDIA -- 0.19%
                Media -- 0.19%
  a,b            Central European Media, 3.50%, 3/15/2013                                 500,000              443,750

                                                                                                               443,750
              SOFTWARE & SERVICES -- 0.68%
                Software -- 0.68%
  a,b            Telvent Git SA, 5.50%, 4/15/2015                                       1,500,000            1,629,375

                                                                                                             1,629,375
              TELECOMMUNICATION SERVICES -- 0.82%
                Wireless Telecommunication Services -- 0.82%
                 NII Holdings, Inc., 3.125%, 6/15/2012                                  2,000,000            1,962,500

                                                                                                             1,962,500
              TRANSPORTATION -- 0.44%
     a,e         Ultrapetrol (Bahamas) Ltd.                                             1,000,000            1,045,000

                                                                                                             1,045,000

            TOTAL CONVERTIBLE BONDS (Cost $8,203,178)                                                        8,635,825

            MUNICIPAL BONDS -- 4.04%
                 Los Angeles California Municipal Improvement Corp. Lease Revenue
                 (Build America Bonds), 6.165%, 11/1/2020                               1,885,000            1,811,692
                 Louisiana Public Facilities Authority Revenue (Black & Gold
                 Facilities Project C), 5.15%, 4/1/2012                                   175,000              174,965
                 Michigan Higher Education Student Loan Authority, 3.95%, 3/1/2011        250,000              248,863
  a              Midwest Family Housing, 5.168%, 7/1/2016                                 860,000              823,183
                 Oakland California Redevelopment Agency, 8.00%, 9/1/2016               1,000,000            1,040,440
                 Ohio State Solid Waste (Republic Services Project), 4.25%,
                 4/1/2033                                                                 900,000              894,015
                 Oklahoma Development Finance Authority, 8.00%, 5/1/2020                1,500,000            1,481,955
                 San Bernardino County California Redevelopment Agency (San
                 Sevaine), 8.45%, 9/1/2030                                              2,000,000            1,934,680
                 Texas State Public Finance Authority Charter School Finance Corp.
                 (ED-New Frontiers Series Q), 8.75%, 8/15/2027                            750,000              731,340
                 Wisconsin State Health & Educational Facilities (Richland
                 Hospital), 7.08%, 6/1/2016                                               565,000              513,924

            TOTAL MUNICIPAL BONDS (Cost $9,529,822)                                                           9,655,057

            U.S. TREASURY SECURITIES -- 0.86%
                 U.S. Treasury, 2.25%, 1/31/2015                                        2,000,000            2,053,359

            TOTAL U.S. TREASURY SECURITIES (Cost $1,993,049)                                                 2,053,359

            U.S. GOVERNMENT AGENCIES -- 0.50%
  a              Agribank FCB, 9.125%, 7/15/2019                                        1,000,000            1,187,582

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,046,438)                                                 1,187,582

            MORTGAGE BACKED -- 0.01%
                 Federal National Mtg Assoc. CMO Series 1994-37 Class L, 6.50%,
                 3/25/2024                                                                 11,226               12,194

            TOTAL MORTGAGE BACKED (Cost $11,272)                                                                12,194

            FOREIGN BONDS -- 9.18%
              BANKS -- 0.36%
                Commercial Banks -- 0.36%
                 NRW.Bank (NOK), 3.50%, 5/21/2013                                       5,000,000              863,403

                                                                                                               863,403
              CONSUMER SERVICES -- --%
                Hotels, Restaurants & Leisure -- --%
  c,d,e          FU JI Food (HKD), 0%, 10/18/2010                                       7,000,000                    0

                                                                                                                    --
              DIVERSIFIED FINANCIALS -- 1.34%
                Capital Markets -- 0.90%
                 Morgan Stanley (AUD), 5.37%, 3/1/2013                                  1,000,000              988,601
  a              Morgan Stanley (BRL), 10.09%, 5/3/2017                                 2,000,000            1,171,687
                Diversified Financial Services -- 0.44%
  e              Bank of America Corp. (BRL), 10.00%, 11/19/2014                        1,750,000            1,041,039

                                                                                                             3,201,327
              FOOD & STAPLES RETAILING -- 0.57%
                Food & Staples Retailing -- 0.57%
                 Wesfarmers Ltd. (AUD), 7.68%, 9/11/2014                                1,300,000            1,368,145

                                                                                                             1,368,145
              FOOD, BEVERAGE & TOBACCO -- 1.70%
                Beverages -- 1.02%
                 Anheuser- Busch InBev (BRL), 1.00%, 11/17/2015                         2,000,000            1,222,892
                 Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017          2,000,000            1,198,795
                Food Products -- 0.68%
                 Viterra, Inc. (CAD), 8.50%, 8/1/2017                                   1,500,000            1,629,287

                                                                                                             4,050,974
              INSURANCE -- 0.68%
                Insurance -- 0.68%
                 ELM BV (AUD), 7.635%, 12/31/2049                                       1,000,000              834,605
                 ELM BV (AUD), 6.458%, 12/27/2049                                       1,000,000              796,209

                                                                                                             1,630,814
              MEDIA -- 1.02%
                Media -- 1.02%
  a              Corus Entertainment (CAD), 7.25%, 2/10/2017                            1,000,000            1,058,533
                 CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017                             1,000,000            1,376,389

                                                                                                             2,434,922
              MISCELLANEOUS -- 2.32%
                Miscellaneous -- 2.32%
                 BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                  5,000,000              873,783
                 International Finance Corp. (KRW), 1.75%, 8/23/2013                1,450,000,000            1,277,403
                 Kommunalbanken AS (NOK), 4.00%, 1/26/2015                              5,000,000              874,633
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                1,000,000            1,103,786
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                             2,025,000            1,412,620

                                                                                                             5,542,225
              TELECOMMUNICATION SERVICES -- 0.16%
                Diversified Telecommunication Services -- 0.16%
                 Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                     250,000              370,823

                                                                                                               370,823
              TRANSPORTATION -- 0.62%
                Air Freight & Logistics -- 0.62%
                 Livingston International (CAD)                                         1,500,000            1,490,556

                                                                                                             1,490,556
              UTILITIES -- 0.41%
                Industrial Power Production / Energy Trading -- 0.41%
                 Alinta Networks Holdings (AUD), 5.24%, 9/21/2012                       1,000,000              981,951

                                                                                                               981,951

            TOTAL FOREIGN BONDS (Cost $20,594,759)                                                          21,935,140

            OTHER SECURITIES -- 0.81%
                Loan Participations -- 0.81%
                 Merisant Co. Term Loan B, 7.50%, 1/31/2014                             2,000,000            1,947,500

            TOTAL OTHER SECURITIES (Cost $1,884,179)                                                         1,947,500


TOTAL INVESTMENTS -- 96.52% (Cost $215,176,472)                                                         $  230,509,729


OTHER ASSETS LESS LIABILITIES -- 3.48%                                                                       8,320,330


NET ASSETS -- 100.00%                                                                                   $  238,830,059

Footnote Legend
a     Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the aggregate value of these securities in the Fund's portfolio was $88,838,575, representing 37.22% of the Fund's net assets.
b     Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c     Bond in default.
d     Non-income producing.
e     Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                           Contract        Contract            Value         Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD         Appreciation       Depreciation

Euro Dollar                    Sell       1,400,900       02/22/2011      $  1,876,023    $           --     $      (75,026)

Total                                                                                                        $      (75,026)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euros
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
KRW        Denominated in Korean Won
Mtg        Mortgage
NOK        Denominated in Norwegian Krone
Pfd        Preferred Stock
REIT       Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using mult-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     12,616,892   $   12,616,892        $          --      $          --
    Preferred Stock(a)                        9,810,282        7,108,812            2,701,470                 --
    Asset Backed Securities                   9,241,495               --            9,241,495                 --
    Corporate Bonds                         153,414,403               --          148,240,854          5,173,549
    Convertible Bonds                         8,635,825               --            4,560,825          4,075,000
    Municipal Bonds                           9,655,057               --            9,655,057                 --
    U.S. Treasury Securities                  2,053,359        2,053,359                   --                 --
    U.S. Government Agencies                  1,187,582               --            1,187,582                 --
    Mortgage Backed                              12,194               --               12,194                 --
    Foreign Bonds                            21,935,140               --           20,894,101          1,041,039
    Other Securities                          1,947,500               --            1,947,500                 --

Total Investments in Securities        $    230,509,729   $   21,779,063        $ 198,441,078      $  10,289,588

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $        (75,026)   $            --      $     (75,026)     $          --
     Spot Currency Contracts           $            (45)   $           (45)     $          --      $          --

(a) Industry classificatins for Preferred Stock in level 2 consisted of $1,155,375 in Banks, $537,969 in Food, Beverage & Tobacco, and $1,008,126 in Insurance at December 31, 2010.

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                      Net              Net
                     Beginning                                                     Unrealized       Transfers         Ending
                      Balance         Gross         Gross         Net Realized    Appreciation/    in/(out) of       Balance
                     9/30/2010      Purchases       Sales          Gain/(Loss)   (Depreciation)     Level 3 (2)     12/31/2010
Investments in
Securities (1)     $ 9,712,956     $5,340,955   $  (2,503)       $        422   $       62,758   $  (4,825,000)   $ 10,289,588

(1) Level 3 Securities represent 4.31% of Total Net Assets at the three month period ended December 31, 2010.

(2) Transfers out of Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010. Transfers into or out of Level 3 are based on the market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Value Fund                                                                    December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 97.38%
              BANKS -- 7.65%
                Commercial Banks -- 7.65%
                 Mitsubishi UFJ Financial Group, Inc.                                  29,810,801      $   161,189,083
       a         Sterling Financial Corp.                                               2,272,729           43,113,669
                 U.S. Bancorp                                                           4,992,858          134,657,380

                                                                                                           338,960,132
              CAPITAL GOODS -- 5.53%
                Aerospace & Defense -- 1.58%
                 Lockheed Martin Corp.                                                  1,001,983           70,048,631
                Industrial Conglomerates -- 3.95%
                 General Electric Co.                                                   9,573,900          175,106,631

                                                                                                           245,155,262
              CONSUMER DURABLES & APPAREL -- 1.11%
                Household Durables -- 1.11%
       a         Pulte Group, Inc.                                                      6,520,300           49,032,656

                                                                                                            49,032,656
              CONSUMER SERVICES -- 1.62%
                Hotels, Restaurants & Leisure -- 1.62%
       a         Life Time Fitness, Inc.                                                1,746,636           71,594,610

                                                                                                            71,594,610
              DIVERSIFIED FINANCIALS -- 6.19%
                Capital Markets -- 0.48%
                 AllianceBernstein Holding LP                                             907,695           21,176,524
                Diversified Financial Services -- 5.71%
       a         ING Groep N.V.                                                        12,280,200          119,465,020
                 JPMorgan Chase & Co.                                                   3,147,925          133,534,979

                                                                                                           274,176,523
              ENERGY -- 19.01%
                Energy Equipment & Services -- 6.84%
                 Baker Hughes, Inc.                                                     2,313,331          132,253,133
       a         Transocean Ltd.                                                        2,457,200          170,799,972
                Oil, Gas & Consumable Fuels -- 12.17%
                 ConocoPhillips                                                         1,332,275           90,727,927
                 Inpex Corp.                                                               28,160          164,922,774
                 Marathon Oil Corp.                                                     3,003,500          111,219,605
                 OAO Gazprom ADR                                                        3,869,420           98,438,045
       a         Sandridge Energy, Inc.                                                10,113,465           74,030,564

                                                                                                           842,392,020
              FOOD & STAPLES RETAILING -- 0.17%
                Food & Staples Retailing -- 0.17%
       a         Rite Aid Corp.                                                         8,717,107            7,698,949

                                                                                                             7,698,949
              HEALTH CARE EQUIPMENT & SERVICES -- 4.57%
                Health Care Equipment & Supplies -- 3.97%
       a         Alere, Inc.                                                            2,029,900           74,294,340
       a         Varian Medical Systems, Inc.                                           1,468,090          101,709,275
                Health Care Providers & Services -- 0.60%
       a         Community Health Systems, Inc.                                           706,024           26,384,117

                                                                                                           202,387,732
              INSURANCE -- 2.83%
                Insurance -- 2.83%
                 Hartford Financial Services Group, Inc.                                2,700,540           71,537,305
                 Transatlantic Holdings, Inc.                                           1,048,468           54,121,918

                                                                                                           125,659,223
              MATERIALS -- 8.42%
                Chemicals -- 3.02%
                 Monsanto Co.                                                           1,923,600          133,959,504
                Metals & Mining -- 5.40%
       b         Tokyo Steel Mfg.                                                       9,852,300          107,514,938
                 United States Steel Corp.                                              2,253,200          131,631,944
                                                                                                           373,106,386
              MEDIA -- 3.36%
                Media -- 3.36%
                 Comcast Corp.                                                          4,336,475           90,242,045
       a         Dish Network Corp.                                                     2,983,838           58,662,255

                                                                                                           148,904,300
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 10.86%
                Biotechnology -- 4.50%
       a         Gilead Sciences, Inc.                                                  4,797,905          173,876,077
       a         Talecris Biotherapeutics Holdings Corp.                                1,090,700           25,413,310
                Life Sciences Tools & Services -- 2.19%
       a         Thermo Fisher Scientific, Inc.                                         1,754,365           97,121,646
                Pharmaceuticals -- 4.17%
                 Eli Lilly & Co.                                                        3,167,730          110,997,259
                 Roche Holdings AG                                                        502,800           73,672,300

                                                                                                           481,080,592
              RETAILING -- 1.88%
                Specialty Retail -- 1.88%
                 Best Buy Co., Inc.                                                     2,436,500           83,547,585

                                                                                                            83,547,585
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.56%
                Semiconductors & Semiconductor Equipment -- 2.56%
       a         MEMC Electronic Materials, Inc.                                        6,469,851           72,850,522
       a         ON Semiconductor Corp.                                                 4,126,527           40,770,087

                                                                                                           113,620,609
              SOFTWARE & SERVICES -- 13.41%
                Information Technology Services -- 5.39%
       a         Amdocs Ltd.                                                            3,023,348           83,051,370
       a         Fiserv, Inc.                                                           2,663,570          155,978,659
                Internet Software & Services -- 3.43%
       a         Google, Inc.                                                             255,554          151,791,409
                Software -- 4.59%
       a         Adobe Systems, Inc.                                                    2,849,800           87,716,844
       a         ANSYS, Inc.                                                              993,025           51,706,812
                 Microsoft Corp.                                                        2,299,000           64,188,080

                                                                                                           594,433,174
              TECHNOLOGY HARDWARE & EQUIPMENT -- 5.50%
                Computers & Peripherals -- 4.78%
       a         Dell, Inc.                                                            11,801,700          159,913,035
       a         NCR Corp.                                                              3,368,100           51,767,697
                Electronic Equipment, Instruments & Components -- 0.72%
                 Corning, Inc.                                                          1,650,735           31,892,200

                                                                                                           243,572,932
              TELECOMMUNICATION SERVICES -- 2.71%
                Diversified Telecommunication Services -- 0.88%
       a         Level 3 Communications, Inc.                                          39,653,356           38,860,289
                Wireless Telecommunication Services -- 1.83%
                 China Mobile Ltd.                                                      8,188,500           81,381,436

                                                                                                           120,241,725

            TOTAL COMMON STOCK (Cost $3,984,134,176)                                                     4,315,564,410

            CORPORATE BONDS -- 1.15%
              TELECOMMUNICATION SERVICES -- 1.15%
                Diversified Telecommunication Services -- 1.15%
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                          $  51,489,000           51,102,832

                                                                                                            51,102,832

            TOTAL CORPORATE BONDS (Cost $44,959,734)                                                        51,102,832

            CONVERTIBLE BONDS -- 1.00%
              MATERIALS -- 0.70%
                Metals & Mining -- 0.70%
  c              Anglogold Holdings Ltd., 3.50%, 5/22/2014                             25,000,000           31,157,000

                                                                                                            31,157,000
              TELECOMMUNICATION SERVICES -- 0.30%
                Diversified Telecommunication Services -- 0.30%
                 Level 3 Communications, Inc., 6.50%, 10/1/2016                        12,049,000           12,997,859

                                                                                                            12,997,859

            TOTAL CONVERTIBLE BONDS (Cost $37,044,524)                                                      44,154,859

            SHORT TERM INVESTMENTS -- 0.14%
                 DCP Midstream LLC, 0.35%, 1/3/2011                                     6,000,000            5,999,883

            TOTAL SHORT TERM INVESTMENTS (Cost $5,999,883)                                                   5,999,883


TOTAL INVESTMENTS -- 99.67% (Cost $4,072,138,317)                                                     $  4,416,821,984


OTHER ASSETS LESS LIABILITIES -- 0.33%                                                                      14,749,097


NET ASSETS -- 100.00%                                                                                 $  4,431,571,081

Footnote Legend
a     Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares/Principal        Gross        Gross      Shares/Principal     Market Value    Investment
                               September 30, 2010    Additions    Reductions  December 31, 2010  December 31, 2011    Income
Issuer
Tokyo Steel Mfg.*                       7,435,600    2,416,700            --          9,852,300   $  107,514,938   $   411,883

Total non-controlled affiliated issuers - 2.43% of net assets                                     $  107,514,938   $   411,883

*Issuers not affiliated at September 30, 2010.

c Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the aggregate value of these securities in the Fund's portfolio was $31,157,000, representing 0.7% of the Fund's net assets.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                           Contract        Contract            Value          Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD          Appreciation       Depreciation

Japanese Yen                    Sell      4,259,467,100   03/02/2011      $   52,493,304  $       282,311     $          --
Japanese Yen                    Sell      3,585,000,000   03/02/2011          44,181,230               --        (1,599,481)
Japanese Yen                    Sell      2,315,491,000   03/02/2011          28,535,911               --          (372,403)
Japanese Yen                    Sell      1,972,720,200   03/02/2011          24,311,633               --            (5,375)
Japanese Yen                    Sell      4,320,228,100   05/23/2011          53,299,027               --        (1,581,446)
Japanese Yen                    Sell     18,875,000,000   05/23/2011         232,862,503               --        (5,681,414)

Total                                                                                     $       282,311     $  (9,240,119)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
COP        Certificates of Participation

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  4,315,564,410   $  4,315,564,410      $           --     $           --
    Corporate Bonds                          51,102,832                 --          51,102,832                 --
    Convertible Bonds                        44,154,859                 --          44,154,859                 --
    Short Term Investments                    5,999,883                 --           5,999,883                 --

Total Investments in Securities        $  4,416,821,984   $  4,315,564,410      $  101,257,574     $           --

    Other Financial Instruments**
     Forward  Currency Contracts       $        282,311   $             --      $      282,311     $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $     (9,240,119)   $            --      $   (9,240,119)    $           --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                      Net              Net
                     Beginning                                                     Unrealized       Transfers        Ending
                      Balance        Gross         Gross         Net Realized    Appreciation/    in/(out) of       Balance
                     9/30/2010     Purchases       Sales          Gain/(Loss)   (Depreciation)     Level 3 (2)    12/31/2010
Investments in
Securities (1)     $30,000,000     $      --    $     --         $        --    $          --    $(30,000,000)    $       --

(1) Level 3 Securities represent 0.00% of Total Net Assets at the three month period ended December 31, 2010.

(2) Net transfers out of Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010.
Transfers into or out of Level 3 are based on the market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg International Value Fund                                                      December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.84%
              AUTOMOBILES & COMPONENTS -- 3.58%
                Automobiles -- 3.58%
                 Hyundai Motor Co.                                                      2,820,953     $    431,258,565
                 Toyota Motor Corp.                                                    12,625,026          500,709,247

                                                                                                           931,967,812
              BANKS -- 9.60%
                Commercial Banks -- 9.60%
                 BNP Paribas SA                                                         6,766,558          430,496,805
                 China Merchants Bank Co., Ltd.                                       144,603,232          366,493,885
                 Industrial & Commercial Bank of China Ltd.                           578,452,100          429,403,640
                 Mitsubishi UFJ Financial Group, Inc.                                  83,007,600          448,827,890
                 Standard Chartered plc                                                19,238,545          517,560,281
                 Turkiye Garanti Bankasi A.S.                                          60,683,568          307,348,123

                                                                                                         2,500,130,624
              CAPITAL GOODS -- 5.99%
                Aerospace & Defense -- 0.61%
                 Embraer S.A.                                                           5,421,345          159,387,543
                Electrical Equipment -- 0.49%
       a         Vestas Wind Systems A/S                                                4,065,826          128,358,828
                Industrial Conglomerates -- 0.99%
                 Siemens AG                                                             2,072,400          256,718,555
                Machinery -- 3.90%
                 Fanuc Ltd.                                                             2,157,007          331,295,446
                 Komatsu Ltd.                                                          22,586,693          683,526,354

                                                                                                         1,559,286,726
              CONSUMER DURABLES & APPAREL -- 2.31%
                Textiles, Apparel & Luxury Goods -- 2.31%
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,659,311          601,951,244

                                                                                                           601,951,244
              CONSUMER SERVICES -- 2.03%
                Hotels, Restaurants & Leisure -- 2.03%
       b         Carnival plc                                                          11,352,925          527,824,033

                                                                                                           527,824,033
              DIVERSIFIED FINANCIALS -- 6.36%
                Capital Markets -- 1.92%
                 Deutsche Bank AG                                                       4,376,311          228,659,304
                 Julius Baer Group Ltd.                                                 5,777,758          270,658,610
                Diversified Financial Services -- 4.44%
                 BM&F Bovespa SA                                                       36,328,800          287,347,677
                 Hong Kong Exchanges & Clearing Ltd.                                   26,157,400          593,293,230
       a         ING Groep N.V.                                                        28,506,300          277,316,796

                                                                                                         1,657,275,617
              ENERGY -- 9.45%
                Energy Equipment & Services -- 2.68%
                 Schlumberger Ltd.                                                      5,449,960          455,071,660
                 Seadrill Ltd.                                                          7,222,524          244,090,750
                Oil, Gas & Consumable Fuels -- 6.77%
       a         BG Group plc                                                          21,022,092          424,770,832
                 Canadian Natural Resources Ltd.                                        9,894,900          441,354,536
                 Cenovus Energy, Inc.                                                   2,886,113           96,600,463
                 CNOOC Ltd.                                                           249,778,370          595,781,569
       a         Coal India Ltd.                                                       29,059,495          204,063,098

                                                                                                         2,461,732,908
              FOOD & STAPLES RETAILING -- 3.65%
                Food & Staples Retailing -- 3.65%
                 Tesco plc                                                             84,454,918          559,612,785
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          391,653,849

                                                                                                           951,266,634
              FOOD, BEVERAGE & TOBACCO -- 5.06%
                Beverages -- 1.16%
                 Sabmiller plc                                                          8,615,750          303,111,336
                Food Products -- 1.76%
                 Nestle SA                                                              7,807,300          457,165,428
                Tobacco -- 2.14%
                 British American Tobacco plc                                          14,534,525          558,247,983

                                                                                                         1,318,524,747
              HEALTH CARE EQUIPMENT & SERVICES -- 4.06%
                Health Care Equipment & Supplies -- 1.72%
                 Covidien plc                                                           5,658,498          258,367,019
                 Smith & Nephew plc                                                    17,870,272          188,483,230
                Health Care Providers & Services -- 2.34%
                 Fresenius Medical Care AG & Co.                                        6,521,994          376,764,151
                 Sinopharm Group Co. H                                                 67,089,500          233,908,688

                                                                                                         1,057,523,088
              HOUSEHOLD & PERSONAL PRODUCTS -- 2.81%
                Household Products -- 1.65%
                 Reckitt Benckiser plc                                                  7,796,278          428,469,775
                Personal Products -- 1.16%
                 Natura Cosmeticos SA                                                  10,525,200          302,377,583

                                                                                                           730,847,358
              INSURANCE -- 0.95%
                Insurance -- 0.95%
                 Dai-ichi Life Insurance Co.                                              153,157          248,816,459

                                                                                                           248,816,459
              MATERIALS -- 9.09%
                Chemicals -- 2.58%
                 Air Liquide SA                                                         3,181,940          402,411,756
                 Potash Corp. of Saskatchewan, Inc.                                     1,743,100          269,884,173
                Construction Materials -- 1.44%
                 Lafarge SA                                                             5,984,204          375,204,757
                Metals & Mining -- 5.07%
                 ArcelorMittal                                                         14,269,100          541,144,084
                 BHP Billiton Ltd.                                                     10,477,762          484,928,762
                 Southern Copper Corp.                                                  6,022,400          293,531,776

                                                                                                         2,367,105,308
              MEDIA -- 3.80%
                Media -- 3.80%
                 British Sky Broadcasting Group plc                                    26,620,886          305,473,874
                 Pearson plc                                                           16,108,031          253,149,307
                 Publicis Groupe                                                        5,472,502          285,203,255
                 Thomson Reuters Corp.                                                  3,935,000          147,379,463

                                                                                                           991,205,899
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.11%
                Pharmaceuticals -- 7.11%
                 Novartis AG                                                           10,081,996          592,519,444
                 Novo Nordisk A/S                                                       5,735,512          646,755,954
                 Teva Pharmaceutical Industries Ltd. ADR                               11,760,700          613,085,291

                                                                                                         1,852,360,689
              RETAILING -- 2.93%
                Specialty Retail -- 2.93%
                 Hennes & Mauritz AB                                                   12,572,174          418,720,418
                 Kingfisher plc                                                        84,005,917          344,984,355

                                                                                                           763,704,773
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.94%
                Semiconductors & Semiconductor Equipment -- 0.94%
                 ARM Holdings plc                                                      37,119,800          244,978,318

                                                                                                           244,978,318
              SOFTWARE & SERVICES -- 2.57%
                Information Technology Services -- 0.53%
       a         Amdocs Ltd.                                                            4,989,400          137,058,818
                Software -- 2.04%
                 SAP AG                                                                10,441,393          531,602,923

                                                                                                           668,661,741
              TECHNOLOGY HARDWARE & EQUIPMENT -- 4.07%
                Communications Equipment -- 2.18%
                 HTC Corp.                                                             18,381,747          567,405,974
                Computers & Peripherals -- 0.44%
       a         Logitech International SA                                              6,057,621          115,321,555
                Office Electronics -- 1.45%
                 Canon, Inc.                                                            7,259,138          376,412,994

                                                                                                         1,059,140,523
              TELECOMMUNICATION SERVICES -- 3.97%
                Diversified Telecommunication Services -- 1.86%
                 Telefonica SA                                                         21,332,753          483,620,510
                Wireless Telecommunication Services -- 2.11%
                 America Movil SAB de C.V. ADR                                          5,173,344          296,639,545
                 Rogers Communications, Inc.                                            7,265,900          252,841,336

                                                                                                         1,033,101,391
               TRANSPORTATION -- 1.51%
                Road & Rail -- 1.51%
                 Canadian National Railway Co.                                          5,889,800          393,028,492

                                                                                                           393,028,492

            TOTAL COMMON STOCK (Cost $18,668,003,956)                                                   23,920,434,384

            PREFERRED STOCK -- 2.72%
              AUTOMOBILES & COMPONENTS -- 2.72%
                Automobiles -- 2.72%
                 Volkswagen AG Pfd                                                      4,369,070          708,780,289

            TOTAL PREFERRED STOCK (Cost $402,710,146)                                                      708,780,289

            SHORT TERM INVESTMENTS -- 4.00%
              AGL Capital Corp., 0.27 - 0.29% due 1/3/2011                          $  47,036,000           47,035,270
                 AGL Capital Corp., 0.25%, 1/4/2011                                    30,000,000           29,999,375
                 AGL Capital Corp., 0.30%, 1/6/2011                                    25,000,000           24,998,958
                 Atlantic City Electric Co., 0.32%, 1/4/2011                           11,000,000           10,999,707
                 Atlantic City Electric Co., 0.30%, 1/5/2011                           10,000,000            9,999,667
                 Atlantic City Electric Co., 0.30%, 1/6/2011                           15,000,000           14,999,375
                 Atlantic City Electric Co., 0.30%, 1/7/2011                           30,000,000           29,998,500
                 Atmos Energy Corp., 0.27%, 1/3/2011                                   60,000,000           59,999,100
                 Atmos Energy Corp., 0.27%, 1/4/2011                                   60,000,000           59,998,650
                 Autozone Inc., 0.30%, 1/7/2011                                        15,279,000           15,278,236
                 Brown-Forman Corp., 0.19%, 1/4/2011                                   25,000,000           24,999,604
                 Chicago GO, put 1/7/2011 (Insured: AGM/SPA: Dexia) (weekly demand
                 notes), 0.44%, 1/1/2040                                               34,440,000           34,440,000
                 Florida Power & Light, 0.21%, 1/3/2011                                50,000,000           49,999,417
                 Houston, Texas Utilities Services, put 1/7/11 (Insured: AGM/SPA:
                 Dexia) (weekly demand notes), 0.40%, 5/15/2034                        44,595,000           44,595,000
                 Kansas City Power & Light, 0.29%, 1/3/2011                            18,000,000           17,999,710
                 Kansas City Power & Light, 0.32%, 1/4/2011                            10,000,000            9,999,733
                 Kinder Morgan Energy, 0.50 due 1/3/2011                               72,000,000           71,997,972
                 Kinder Morgan Energy, 0.52%, 1/4/2011                                 15,000,000           14,999,350
                 Kinder Morgan Energy, 0.52%, 1/5/2011                                 10,000,000            9,999,422
                 Kinder Morgan Energy, 0.52%, 1/6/2011                                 25,000,000           24,998,194
                 McCormick & Co., 0.18%, 1/3/2011                                      20,000,000           19,999,800
                 Mississippi State,  put 1/7/2011 (Nissan; Insured: Bank of
                 America) (weekly demand notes), 0.25%, 11/1/2028                      28,790,000           28,790,000
                 Missouri State Health & Educational Facilities Authority, put
                 1/3/2011 (Washington Univ.; SPA: Wells Fargo Bank N.A.) (daily
                 demand notes), 0.28%, 2/15/2034                                        9,000,000            9,000,000
                 New York City Municipal Water Finance Authority, put 1/3/2011
                 (SPA: Dexia) (daily demand notes), 0.30%, 6/15/2033                    7,000,000            7,000,000
                 New York City Municipal Water Finance, put 1/3/2011 (SPA:
                 Landesbank Hessen-Thuringen) (daily demand notes), 0.29%,
                 6/15/2039                                                             10,000,000           10,000,000
                 Northern Illinois Gas Corp., 0.17 - 0.19% due 1/3/2011               213,000,000          212,997,870
                 Oglethorpe Power Corp., 0.23%, 1/4/2011                               84,965,000           84,963,372
                 Oneok, Inc., 0.30%, 1/3/2011                                           8,483,000            8,482,859
                 Oneok, Inc., 0.32%, 1/7/2011                                          10,000,000            9,999,467
                 Pepco Holdings, Inc., 0.55%, 1/4/2011                                 25,000,000           24,998,854
                 Pepco Holdings, Inc., 0.55%, 1/5/2011                                 10,000,000            9,999,389
                 South Fulton Georgia Municipal Water & Sewer Authority, put
                 1/7/2011  (LOC: Bank of America) (weekly demand notes), 0.42%,
                 1/1/2033                                                               7,455,000            7,455,000

            TOTAL SHORT TERM INVESTMENTS (Cost $1,041,021,851)                                           1,041,021,851


TOTAL INVESTMENTS -- 98.56% (Cost $20,111,735,953)                                                    $ 25,670,236,524


OTHER ASSETS LESS LIABILITIES -- 1.44%                                                                     374,526,427


NET ASSETS -- 100.00%                                                                                 $ 26,044,762,951

Footnote Legend
a     Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares/Principal        Gross        Gross      Shares/Principal     Market Value    Investment
                               September 30, 2010    Additions    Reductions  December 31, 2010  December 31, 2010    Income
Issuer
Carnival plc                           11,352,925           --            --         11,352,925   $   527,824,033  $ 1,135,439

Total non-controlled affiliated issuers - 2.03% of net assets                                     $   527,824,033  $ 1,135,439

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                           Contract        Contract            Value         Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD         Appreciation       Depreciation

Euro                            Sell       815,227,800    01/25/2011      $ 1,089,350,186 $           --     $ (40,930,549)
Euro                            Buy        815,227,800    01/25/2011        1,089,350,186             --       (19,375,927)
Mexican Peso                    Sell     6,300,000,000    05/24/2011          504,327,945             --          (748,132)

Total                                                                                     $           --     $ (61,054,608)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
AGM        Insured by Assured Guaranty Municipal Corp.
ARM        Adjustable Rate Mortgage
GO         General Obligation
LOC        Letter of Credit
Pfd        Preferred Stock
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $ 23,920,434,384   $ 23,920,434,384      $            --    $           --
    Preferred Stock                         708,780,289        708,780,289                   --                --
    Short Term Investments                1,041,021,851                 --        1,041,021,851                --

Total Investments in Securities        $ 25,670,236,524   $ 24,629,214,673      $ 1,041,021,851    $           --

    Other Financial Instruments**
     Spot Currency Contracts           $        309,144   $        309,144      $            --    $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (61,054,608)  $             --      $   (61,054,608)   $           --
     Spot Currency Contracts           $         (7,019)  $         (7,019)     $            --    $           --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.


Thornburg Core Growth Fund                                                              December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 99.81%
              AUTOMOBILES & COMPONENTS -- 4.28%
                Auto Components -- 4.28%
                 Gentex Corp.                                                           1,876,638     $     55,473,419

                                                                                                            55,473,419
              BANKS -- 2.66%
                Commercial Banks -- 2.66%
       a         SVB Financial Group                                                      650,306           34,498,733

                                                                                                            34,498,733
              CONSUMER SERVICES -- 6.63%
                Diversified Consumer Services -- 4.51%
       a         Coinstar, Inc.                                                           511,840           28,888,250
       a         Grand Canyon Education, Inc.                                           1,510,590           29,592,458
                Hotels, Restaurants & Leisure -- 2.12%
       a         Life Time Fitness, Inc.                                                  670,232           27,472,809

                                                                                                            85,953,517
              DIVERSIFIED FINANCIALS -- 19.22%
                Capital Markets -- 12.08%
       a         Affiliated Managers Group, Inc.                                          487,176           48,337,603
                 Charles Schwab Corp.                                                   3,603,335           61,653,062
                 Goldman Sachs Group, Inc.                                                276,515           46,498,762
                Diversified Financial Services -- 7.14%
       a         Intercontinental Exchange, Inc.                                          311,844           37,156,212
       a         MSCI, Inc.                                                               923,171           35,966,742
       a         Portfolio Recovery Associates, Inc.                                      258,794           19,461,309

                                                                                                           249,073,690
              ENERGY -- 4.11%
                Oil, Gas & Consumable Fuels -- 4.11%
       a         Frontier Oil Corp.                                                     1,533,161           27,612,230
       a         Sandridge Energy, Inc.                                                 3,502,200           25,636,104

                                                                                                            53,248,334
              FOOD & STAPLES RETAILING -- 2.03%
                Food & Staples Retailing -- 2.03%
                 PriceSmart, Inc.                                                         690,100           26,244,503

                                                                                                            26,244,503
              HEALTH CARE EQUIPMENT & SERVICES -- 10.36%
                Health Care Equipment & Supplies -- 4.24%
                 Covidien plc                                                           1,201,910           54,879,211
                Health Care Providers & Services -- 6.12%
       a         HMS Holdings Corp.                                                       435,067           28,179,289
       a         Medco Health Solutions, Inc.                                             835,200           51,172,704

                                                                                                           134,231,204
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 11.18%
                Biotechnology -- 8.65%
       a         Alexion Pharmaceuticals, Inc.                                            413,865           33,336,826
       a         Gilead Sciences, Inc.                                                  1,614,660           58,515,278
       a         Talecris Biotherapeutics Holdings Corp.                                  869,627           20,262,309
                Pharmaceuticals -- 2.53%
       a         Salix Pharmaceuticals Ltd.                                               699,137           32,831,474

                                                                                                           144,945,887
              RETAILING -- 3.64%
                Internet & Catalog Retail -- 3.64%
       a         Amazon.com, Inc.                                                         261,715           47,108,700

                                                                                                            47,108,700
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.61%
                Semiconductors & Semiconductor Equipment -- 3.61%
       a         ON Semiconductor Corp.                                                 4,730,198           46,734,356

                                                                                                            46,734,356
              SOFTWARE & SERVICES -- 25.18%
                Information Technology Services -- 10.18%
       a         Amdocs Ltd.                                                            1,471,806           40,430,511
       a         Fiserv, Inc.                                                             684,284           40,071,671
                 Visa, Inc.                                                               730,956           51,444,683
                Internet Software & Services -- 7.96%
       a         Google, Inc.                                                              95,469           56,705,722
       a         RightNow Technologies, Inc.                                            1,002,535           23,730,004
       a         Telecity Group plc                                                     3,108,056           22,794,491
                Software -- 7.04%
       a         Intuit, Inc.                                                             839,900           41,407,070
                 Microsoft Corp.                                                        1,783,238           49,788,005

                                                                                                           326,372,157
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.71%
                Communications Equipment -- 3.71%
                 Qualcomm, Inc.                                                           971,100           48,059,739

                                                                                                            48,059,739
              TRANSPORTATION -- 3.20%
                Air Freight & Logistics -- 3.20%
                 FedEx Corp.                                                              446,500           41,528,965

                                                                                                            41,528,965

            TOTAL COMMON STOCK (Cost $991,323,641)                                                       1,293,473,204


TOTAL INVESTMENTS -- 99.81% (Cost $991,323,641)                                                       $  1,293,473,204


OTHER ASSETS LESS LIABILITIES -- 0.19%                                                                       2,432,673


NET ASSETS -- 100.00%                                                                                 $  1,295,905,877

Footnote Legend
a     Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund may enter into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  1,293,473,204   $  1,293,473,204      $            --    $            --

Total Investments in Securities        $  1,293,473,204   $  1,293,473,204      $            --    $            --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg International Growth Fund                                                     December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 93.06%
              COMMERCIAL & PROFESSIONAL SERVICES -- 11.58%
                Commercial Services & Supplies -- 6.52%
                 CPP Group plc                                                            769,079     $      3,621,193
                 Multiplus SA                                                             114,200            2,321,837
                 Regus plc                                                              1,986,600            2,672,976
                Professional Services -- 5.06%
                 Experian plc                                                             311,800            3,879,294
                 Seek Ltd.                                                                414,265            2,809,200

                                                                                                            15,304,500
              CONSUMER DURABLES & APPAREL -- 2.41%
                Textiles, Apparel & Luxury Goods -- 2.41%
                 Compagnie Financiere Richemont SA                                         54,100            3,182,353

                                                                                                             3,182,353
              DIVERSIFIED FINANCIALS -- 2.51%
                Diversified Financial Services -- 2.51%
                 IG Group Holdings plc                                                    418,100            3,324,483

                                                                                                             3,324,483
              ENERGY -- 8.49%
                Oil, Gas & Consumable Fuels -- 8.49%
                 Canadian Natural Resources Ltd.                                           43,100            1,922,443
                 Cenovus Energy, Inc.                                                      75,100            2,513,656
                 CNOOC Ltd.                                                             1,548,000            3,692,352
       a         OGX Petroleo e Gas Participacoes SA                                      256,800            3,093,976

                                                                                                            11,222,427
              FOOD & STAPLES RETAILING -- 2.34%
                Food & Staples Retailing -- 2.34%
                 PriceSmart, Inc.                                                          81,300            3,091,839

                                                                                                             3,091,839
              FOOD, BEVERAGE & TOBACCO -- 2.26%
                Beverages -- 2.26%
                 Coca-Cola Hellenic Bottling Co. S.A.                                     115,621            2,991,204

                                                                                                             2,991,204
              HEALTH CARE EQUIPMENT & SERVICES -- 7.52%
                Health Care Equipment & Supplies -- 4.75%
                 Covidien plc                                                             114,300            5,218,938
                 St. Shine Optical Co. Ltd.                                                79,638            1,059,783
                Health Care Providers & Services -- 2.77%
                 Diagnosticos da America SA                                               269,700            3,655,572

                                                                                                             9,934,293
              MEDIA -- 5.12%
                Media -- 5.12%
       a         Kabel Deutschland Holding AG                                              65,000            3,029,225
                 Thomson Reuters Corp.                                                     99,900            3,741,603

                                                                                                             6,770,828
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 10.30%
                Biotechnology -- 2.79%
                 Grifols SA                                                               270,283            3,684,027
                Pharmaceuticals -- 7.51%
                 Bayer AG                                                                  28,400            2,098,686
       a         Genomma Lab Internacional SA                                             921,200            2,236,241
                 Roche Holding AG                                                          12,100            1,772,941
                 Teva Pharmaceutical Industries Ltd. ADR                                   73,300            3,821,129

                                                                                                            13,613,024
              RETAILING -- 12.37%
                Internet & Catalog Retail -- 5.50%
       a         ASOS plc                                                                  60,200            1,494,216
                 Start Today Co. Ltd.                                                         725            2,897,678
       a         YOOX S.p.A                                                               223,850            2,877,638
                Multiline Retail -- 1.98%
                 Clicks Group Ltd.                                                        397,800            2,617,177
                Specialty Retail -- 4.89%
       a         Carphone Warehouse Group plc                                             560,700            3,455,224
       a         SuperGroup plc                                                           148,915            3,011,287

                                                                                                            16,353,220
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.87%
                Semiconductors & Semiconductor Equipment -- 2.87%
       a         Infineon Technologies AG                                                 407,600            3,792,578

                                                                                                             3,792,578
              SOFTWARE & SERVICES -- 18.03%
                Information Technology Services -- 2.81%
       a         Amdocs Ltd.                                                              135,039            3,709,521
                Internet Software & Services -- 4.98%
                 Kakaku.com, Inc.                                                             610            3,628,895
       a         Telecity Group plc                                                       402,980            2,955,457
                Software -- 10.24%
       a         AutoNavi Holdings Ltd. ADR                                               179,300            2,874,179
       a         Check Point Software Technologies Ltd.                                    82,300            3,807,198
                 Fidessa Group plc                                                        159,029            3,843,101
                 Playtech Ltd.                                                            455,097            3,008,455

                                                                                                            23,826,806
              TECHNOLOGY HARDWARE & EQUIPMENT -- 2.75%
                Communications Equipment -- 2.75%
       a         EXFO, Inc.                                                               249,569            1,764,453
                 Qualcomm, Inc.                                                            37,900            1,875,671

                                                                                                             3,640,124
              TELECOMMUNICATION SERVICES -- 2.48%
                Diversified Telecommunication Services -- 2.48%
                 Telefonica SA                                                            144,695            3,280,283

                                                                                                             3,280,283
              TRANSPORTATION -- 2.03%
                Air Freight & Logistics -- 2.03%
                 Glovis Co. Ltd.                                                           20,400            2,678,298

                                                                                                             2,678,298

            TOTAL COMMON STOCK (Cost $104,916,997)                                                         123,006,260


TOTAL INVESTMENTS -- 93.06% (Cost $104,916,997)                                                       $    123,006,260


OTHER ASSETS LESS LIABILITIES -- 6.94%                                                                       9,179,252


NET ASSETS -- 100.00%                                                                                 $    132,185,512

Footnote Legend
a     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                          Contract        Contract             Value        Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD        Appreciation       Depreciation

Euro                            Sell       2,414,200      03/29/2011      $    3,225,141  $      67,924      $         --
Euro                            Sell       4,517,000      03/29/2011           6,034,282         48,897                --
Euro                            Sell       1,560,800      03/29/2011           2,085,080          2,240                --
Great Britain Pound             Sell       1,459,400      03/29/2011           2,273,841         36,608                --
Great Britain Pound             Sell       1,553,300      03/29/2011           2,420,144         79,738                --
Great Britain Pound             Sell       6,960,600      03/29/2011          10,845,072        165,274                --
Japanese Yen                    Sell     539,661,900      01/07/2011           6,647,044             --          (538,609)
Japanese Yen                    Sell      52,676,600      01/07/2011             648,820             --           (53,127)
Japanese Yen                    Buy      185,249,500      01/07/2011           2,281,728         79,653                --
Japanese Yen                    Buy      225,694,000      01/07/2011           2,779,885         68,390                --
Mexican Peso                    Sell      13,731,900      05/17/2011           1,099,948             --              (956)
Mexican Peso                    Sell      12,890,800      05/17/2011           1,032,575             --            (6,531)
Mexican Peso                    Buy       12,818,500      05/17/2011           1,026,783            532                --
South African Rand              Sell      15,020,500      06/10/2011           2,229,903             --          (118,550)

Total                                                                                     $     549,256     $    (717,773)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    123,006,260   $    123,006,260      $          --      $           --

Total Investments in Securities        $    123,006,260   $    123,006,260      $          --      $           --

    Other Financial Instruments**
     Forward  Currency Contracts       $        549,256   $             --      $     549,256      $           --
     Spot Currency Contracts           $         17,262   $         17,262      $          --      $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (717,773)   $             --      $    (717,773)     $           --
     Spot Currency Contracts           $        (2,767)   $         (2,767)     $          --      $           --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Investment Income Builder Fund                                                December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 70.01%
              BANKS -- 2.87%
                COMMERCIAL BANKS -- 2.46%
                 Banque Cantonale Vaudoise                                                 55,100     $     28,934,867
                 Intesa Sanpaolo                                                       14,296,800           34,063,881
                 Liechtensteinische Landesbank AG                                       1,114,978           87,051,758
                 St. Galler Kantonalbank                                                   55,382           27,839,080
                THRIFTS & MORTGAGE FINANCE -- 0.41%
                 Capitol Federal Financial, Inc.                                        2,507,586           29,865,351

                                                                                                           207,754,937
              CONSUMER SERVICES -- 2.72%
                HOTELS, RESTAURANTS & LEISURE -- 2.72%
                 Berjaya Sports Toto Berhad                                            14,600,000           21,306,956
                 McDonald's Corp.                                                       1,461,500          112,184,740
                 OPAP SA                                                                3,656,300           63,272,579

                                                                                                           196,764,275
              DIVERSIFIED FINANCIALS -- 5.78%
                CAPITAL MARKETS -- 3.80%
                 AllianceBernstein Holdings LP                                            900,000           20,997,000
                 Apollo Investment Corp.                                                8,579,600           94,976,172
                 Ares Capital Corp.                                                     5,206,400           85,801,472
       b         Solar Capital Ltd.                                                     2,786,700           69,054,426
       b         Solar Capital Ltd.                                                       150,000            3,717,000
                DIVERSIFIED FINANCIAL SERVICES -- 1.98%
                 Bolsas y Mercados Espanoles                                              885,600           21,100,507
                 Hong Kong Exchanges & Clearing Ltd.                                    2,317,300           52,560,209
                 KKR Financial Holdings, LLC                                            7,500,000           69,750,000

                                                                                                           417,956,786
              ENERGY -- 9.91%
                ENERGY EQUIPMENT & SERVICES -- 1.80%
                 Seadrill Ltd.                                                          3,844,394          129,924,250
                OIL, GAS & CONSUMABLE FUELS -- 8.11%
                 Canadian Oil Sands Trust                                               3,762,600          100,091,290
                 Eni SpA                                                                6,924,900          151,206,166
                 Royal Dutch Shell plc ADR                                              2,362,800          157,787,784
                 Total SA                                                               3,359,900          178,021,922

                                                                                                           717,031,412
              FOOD & STAPLES RETAILING -- 1.19%
                FOOD & STAPLES RETAILING -- 1.19%
                 Sysco Corp.                                                            2,942,300           86,503,620

                                                                                                            86,503,620
               FOOD, BEVERAGE & TOBACCO -- 6.08%
                BEVERAGES -- 2.12%
                 Coca Cola Co.                                                          2,336,000          153,638,720
                FOOD PRODUCTS -- 1.23%
                 Kraft Foods, Inc.                                                      1,698,000           53,503,980
                 Marine Harvest                                                        33,299,000           35,210,466
                TOBACCO -- 2.73%
                 Lorillard, Inc.                                                          799,100           65,574,146
                 Philip Morris                                                          2,255,700          132,026,121

                                                                                                           439,953,433
              HOUSEHOLD & PERSONAL PRODUCTS -- 0.46%
                HOUSEHOLD PRODUCTS -- 0.46%
                 Kimberly-Clark Corp.                                                     533,500           33,631,840

                                                                                                            33,631,840
              INSURANCE -- 1.95%
                INSURANCE -- 1.95%
       a         Gjensidige Forsikring ASA                                              4,409,191           44,204,878
                 Scor SE                                                                1,000,000           25,389,698
                 Zurich Financial Services AG                                             276,000           71,494,332

                                                                                                           141,088,908
              MATERIALS -- 1.81%
                METALS & MINING -- 1.81%
                 Impala Platinum Holdings Ltd.                                            665,900           23,548,852
                 Southern Copper Corp.                                                  2,200,000          107,228,000

                                                                                                           130,776,852
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.25%
                PHARMACEUTICALS -- 3.25%
                 Novartis AG                                                            1,472,900           86,562,412
                 Pfizer, Inc.                                                           8,487,000          148,607,370

                                                                                                           235,169,782
              REAL ESTATE -- 5.21%
                REAL ESTATE INVESTMENT TRUSTS -- 4.94%
                 Annaly Capital Management, Inc.                                        4,167,200           74,676,224
                 Anworth Mtg Asset Corp.                                                3,067,800           21,474,600
                 Capstead Mortgage Corp.                                                  250,000            3,147,500
                 Chimera Investment Corp.                                              15,742,600           64,702,086
                 Dexus Property Group                                                  78,947,249           64,194,077
       b         Invesco Mortgage Capital, Inc.                                         2,665,165           58,207,204
                 MFA Financial, Inc.                                                    8,700,000           70,992,000
                REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.27%
                 Hopewell Holdings Ltd.                                                 6,371,500           20,001,106

                                                                                                           377,394,797
              RETAILING -- 0.40%
                MULTILINE RETAIL -- 0.40%
                 David Jones Ltd.                                                       6,324,700           28,851,316

                                                                                                            28,851,316
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.55%
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.55%
                 Intel Corp.                                                            6,765,500          142,278,465
                 Mediatek, Inc.                                                         1,182,235           16,928,751
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           40,000,000           97,405,381

                                                                                                           256,612,597
              SOFTWARE & SERVICES -- 2.74%
                INFORMATION TECHNOLOGY SERVICES -- 0.87%
                 Paychex, Inc.                                                          2,032,700           62,830,757
                SOFTWARE -- 1.87%
                 Microsoft Corp.                                                        4,866,200          135,864,304

                                                                                                           198,695,061
              TELECOMMUNICATION SERVICES -- 16.87%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 12.68%
                 AT&T, Inc.                                                             2,633,600           77,375,168
                 CenturyTel, Inc.                                                         750,000           34,627,500
                 France Telecom SA                                                      4,791,700           99,857,098
                 Koninklijke KPN N.V.                                                   7,901,900          115,307,647
                 Qwest Communications International, Inc.                               9,592,000           72,995,120
                 Singapore Telecommunications Ltd.                                     21,628,700           51,739,672
                 Telefonica SA                                                          6,404,074          145,182,459
                 Telstra Corp. Ltd.                                                    81,957,000          233,873,539
                 Verizon Communications, Inc.                                           2,412,500           86,319,250
                WIRELESS TELECOMMUNICATION SERVICES -- 4.19%
                 China Mobile Ltd.                                                     11,151,207          110,826,310
                 SK Telecom Co. Ltd.                                                      463,500           70,858,446
                 Vodafone Group plc                                                    46,977,100          121,435,169

                                                                                                         1,220,397,378
              TRANSPORTATION -- 1.23%
                TRANSPORTATION INFRASTRUCTURE -- 1.23%
                 Hopewell Highway                                                      15,722,341           12,055,521
                 MAp Airports                                                          25,090,909           76,732,335

                                                                                                            88,787,856
              UTILITIES -- 3.99%
                ELECTRIC UTILITIES -- 3.59%
                 E. ON AG                                                               2,143,600           65,697,136
                 Enel S.p.A.                                                           35,912,700          179,483,115
                 Entergy Corp.                                                            200,000           14,166,000
                MULTI-UTILITIES -- 0.40%
                 Dominion Resources, Inc.                                                 683,800           29,211,936

                                                                                                           288,558,187

            TOTAL COMMON STOCK (Cost $4,651,256,024)                                                     5,065,929,037

            PREFERRED STOCK -- 3.97%
              BANKS -- 2.78%
                COMMERCIAL BANKS -- 2.78%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            4,986,000
                 Fifth Third Bancorp Pfd, 8.50%                                           564,789           83,921,998
                 First Tennessee Bank Pfd, 3.75%                                           12,000            7,387,500
                 Huntington Bancshares Pfd, 8.50%                                          95,087          104,595,700

                                                                                                           200,891,198
              DIVERSIFIED FINANCIALS -- 0.34%
                CAPITAL MARKETS -- 0.03%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,313,600
                DIVERSIFIED FINANCIAL SERVICES -- 0.31%
                 Bank of America Corp. Pfd, 3.00%                                         420,000            6,442,800
                 Citigroup Capital XII Pfd, 8.50%                                         600,000           15,876,000

                                                                                                            24,632,400
              INSURANCE -- 0.05%
                Insurance -- 0.05%
                 Hartford Financial Services Group Pfd, 7.25%                             150,000            3,841,500

                                                                                                             3,841,500
              MISCELLANEOUS -- 0.13%
                U.S. Government Agencies -- 0.13%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      9,000            9,700,312

                                                                                                             9,700,312
              REAL ESTATE -- 0.22%
                REAL ESTATE INVESTMENT TRUSTS -- 0.22%
                 Sovereign REIT Pfd, 12.00%                                                 4,000            4,560,000
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           11,471,625

                                                                                                            16,031,625
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.22%
                COMMUNICATIONS EQUIPMENT -- 0.22%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            18,000           15,948,000

                                                                                                            15,948,000
              TELECOMMUNICATION SERVICES -- 0.23%
                WIRELESS TELECOMMUNICATION SERVICES -- 0.23%
       c         Centaur Funding Corp. Pfd, 9.08%                                          15,000           16,246,875

                                                                                                            16,246,875

            TOTAL PREFERRED STOCK (Cost $231,038,791)                                                      287,291,910

            EXCHANGE TRADED FUNDS -- 0.78%
                 iShares High Yield Corporate Bond                                        625,000           56,431,250

            TOTAL EXCHANGE TRADED FUNDS (Cost $46,047,908)                                                  56,431,250

            ASSET BACKED SECURITIES -- 0.38%
              BANKS -- 0.06%
                COMMERCIAL BANKS -- 0.06%
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 2.844%, 2/25/2035                                                  $  10,308,818            2,026,862
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 3.524%, 3/25/2035                                                      9,685,915            2,503,384

                                                                                                             4,530,246
              DIVERSIFIED FINANCIALS -- 0.28%
                CAPITAL MARKETS -- 0.21%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.805%, 8/25/2033         619,916              447,448
                 Merrill Lynch Mtg Investors Trust, 2.787%, 8/25/2034                   6,292,990            5,184,035
                 Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.581%,
                 11/25/2035                                                            10,649,634            9,273,809
                DIVERSIFIED FINANCIAL SERVICES -- 0.07%
                 Banc of America Funding Corp. Series 2006-I Class SB1, 3.551%,
                 12/20/2036                                                             3,261,007              657,271
                 Banc of America Mtg Securities Series 2005-A Class B1, 3.526%,
                 2/25/2035                                                              5,250,524            1,898,784
                 Citigroup Mtg Loan Trust, Inc., 3.955%, 3/25/2034                      1,552,373            1,291,087
                 Structured Asset Security Corp. Series 2002-27A Class B1, 2.564%,
                 1/25/2033                                                              2,633,626            1,454,424

                                                                                                            20,206,858
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.04%
                PHARMACEUTICALS -- 0.04%
  c              QHP PhaRMA, 10.25%, 3/15/2015                                          3,064,054            3,089,945

            TOTAL ASSET BACKED SECURITIES (Cost $47,872,185)                                                27,827,049

            CORPORATE BONDS -- 17.22%
              AUTOMOBILES & COMPONENTS -- 0.12%
                AUTOMOBILES -- 0.12%
  c              American Honda Finance, 7.625%, 10/1/2018                              7,000,000            8,624,588

                                                                                                             8,624,588
              BANKS -- 1.22%
                COMMERCIAL BANKS -- 1.22%
  c,d            Alfa Diversified, 2.302%, 3/15/2012                                    2,187,500            2,161,009
  c,d            Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                    9,000,000            9,315,000
                 Fifth Third Bancorp, 6.25%, 5/1/2013                                   2,750,000            2,980,659
  c,d            Groupe BPCE, 12.50%, 8/29/2049                                        13,211,000           15,183,931
  a,c,d,e,f      Landsbanki Islands HF, 7.431%, 12/31/2049                              5,000,000                    0
                 National City Preferred Capital Trust I, 12.00%, 12/29/2049            3,250,000            3,655,112
                 PNC Financial Services Group, Inc., 8.25%, 5/29/2049                  10,000,000           10,662,900
  c              PNC Preferred Funding Trust III, 8.70%, 12/31/2049                     4,500,000            4,777,965
                 Provident Bank MD, 9.50%, 5/1/2018                                     5,600,000            5,852,073
  d              Shinhan Bank, 6.819%, 9/20/2036                                          900,000              920,686
                 Silicon Valley Bank, 6.05%, 6/1/2017                                  26,713,000           27,101,754
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049             2,500,000            2,584,375
                 Zions Bancorp, 7.75%, 9/23/2014                                        3,000,000            3,127,530

                                                                                                            88,322,994
              CAPITAL GOODS -- 0.41%
                INDUSTRIAL CONGLOMERATES -- 0.25%
                 Otter Tail Corp., 9.00%, 12/15/2016                                   17,000,000           18,147,500
                TRADING COMPANIES & DISTRIBUTORS -- 0.16%
                 International Lease Finance Corp.  E-Capital Trust I, 5.90%,
  c              12/21/2065                                                            15,000,000           11,355,900

                                                                                                            29,503,400
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.01%
                     COMMERCIAL SERVICES & SUPPLIES -- 0.01%
                 Allied Waste North America, Inc., 6.375%, 4/15/2011                      500,000              507,385

                                                                                                               507,385
              CONSUMER DURABLES & APPAREL -- 0.16%
                HOUSEHOLD DURABLES -- 0.16%
  c,d            Corporativo Javer SA, 13.00%, 8/4/2014                                10,000,000           11,300,000

                                                                                                            11,300,000
              CONSUMER SERVICES -- 0.10%
                HOTELS, RESTAURANTS & LEISURE -- 0.10%
                 CKE Restaurants, Inc., 11.375%, 7/15/2018                              4,000,000            4,430,000
                 Seneca Nation of Indians Capital Improvements Authority, 6.75%,
  c              12/1/2013                                                              3,040,000            2,971,722

                                                                                                             7,401,722
              DIVERSIFIED FINANCIALS -- 1.47%
                CAPITAL MARKETS -- 0.12%
                 Goldman Sachs Group, Inc., 5.625%, 1/15/2017                           8,000,000            8,459,504
                CONSUMER FINANCE -- 0.66%
                 American Express Credit Co., 5.875%, 5/2/2013                          5,000,000            5,437,690
                 Capital One Capital IV, 6.745%, 2/17/2037                              6,400,000            6,320,000
                 Capital One Financial Corp., 6.15%, 9/1/2016                          25,000,000           27,065,525
                 SLM Corp., 4.00%, 7/25/2014                                            2,000,000            1,816,320
                 SLM Corp. LIBOR Floating Rate Note, 0.588%, 1/27/2014                  5,000,000            4,503,575
  c              TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015              2,500,000            2,750,000
                DIVERSIFIED FINANCIAL SERVICES -- 0.69%
                 Citigroup, Inc., 5.00%, 9/15/2014                                     16,250,000           16,810,267
  d              Export-Import Bank of Korea, 8.125%, 1/21/2014                         2,750,000            3,145,783
                 JPMorgan Chase & Co., 7.90%, 4/29/2049                                15,000,000           15,944,850
  d              Korea Development Bank, 5.30%, 1/17/2013                                 800,000              847,600
                 MBNA Corp., 6.125%, 3/1/2013                                           2,000,000            2,147,338
                 National Rural Utilities CFC, 10.375%, 11/1/2018                       5,000,000            6,897,120
  c              SquareTwo Financial Corp., 11.625%, 4/1/2017                           4,000,000            3,940,000

                                                                                                           106,085,572
              ENERGY -- 3.69%
                ENERGY EQUIPMENT & SERVICES -- 0.36%
                 Nabors Industries, Inc., 9.25%, 1/15/2019                             10,500,000           13,011,453
  c,d            RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                           9,400,000            9,799,500
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               2,000,000            2,074,516
                 Seitel, Inc., 9.75%, 2/15/2014                                         1,000,000              940,000
                OIL, GAS & CONSUMABLE FUELS -- 3.33%
  c              Black Elk Energy Offshore, 13.75%, 12/1/2015                          13,000,000           12,935,000
  c,d            Bumi Capital PTE, Ltd., 12.00%, 11/10/2016                             3,000,000            3,382,500
                 Cloud Peak Energy Resources, 8.25%, 12/15/2017                         8,000,000            8,590,000
  c              DCP Midstream LLC, 9.75%, 3/15/2019                                    5,000,000            6,461,600
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                          9,750,000           12,821,182
  c              Enogex LLC, 6.875%, 7/15/2014                                          2,000,000            2,199,080
  c              Enogex LLC, 6.25%, 3/15/2020                                           2,500,000            2,670,287
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                   22,880,000           23,738,000
                 Enterprise Products Operating LP, 9.75%, 1/31/2014                     4,000,000            4,831,788
  c,d            Gaz Capital SA, 8.146%, 4/11/2018                                      2,000,000            2,315,000
  a,c,d,e        Griffin Coal Mining Ltd., 9.50%, 12/1/2016                            22,000,000           18,342,500
  c,d            GS Caltex Corp., 7.25%, 7/2/2013                                       7,000,000            7,744,800
                 Kinder Morgan Energy Partners, 9.00%, 2/1/2019                         8,000,000           10,074,440
  c              Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                  7,041,750            7,600,372
                 Murphy Oil Corp., 6.375%, 5/1/2012                                     5,000,000            5,301,300
  c              Niska Gas Storage, 8.875%, 3/15/2018                                   8,739,000            9,350,730
  c              Northern Tier Energy LLC, 10.50%, 12/1/2017                            1,000,000            1,020,000
                 NuStar Logistics, 7.65%, 4/15/2018                                    18,000,000           20,627,550
                 Oneok Partners LP, 5.90%, 4/1/2012                                     3,000,000            3,168,294
                 Oneok Partners LP, 8.625%, 3/1/2019                                    8,000,000            9,981,032
  c,d            Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                       4,000,000            4,800,000
  c,d            Petroplus Finance Ltd., 6.75%, 5/1/2014                                5,000,000            4,600,000
                 Plains Exploration & Production Co., 7.625%, 6/1/2018                  1,000,000            1,052,500
  c              RAAM Global Energy Co., 12.50%, 10/1/2015                             12,000,000           12,315,000
                 Southern Union Co., 7.20%, 11/1/2066                                  23,020,000           21,207,175
                 Teppco Partners LP, 7.00%, 6/1/2067                                    7,000,000            6,903,750
  c,f            Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                    8,729,056            7,856,151
  c,d            Woodside Financial Ltd., 8.125%, 3/1/2014                              8,000,000            9,204,048

                                                                                                           266,919,548
              FOOD & STAPLES RETAILING -- 0.15%
                FOOD & STAPLES RETAILING -- 0.15%
                 Rite Aid Corp., 8.625%, 3/1/2015                                       3,000,000            2,625,000
                 Rite Aid Corp., 9.375%, 12/15/2015                                     9,500,000            8,158,125

                                                                                                            10,783,125
              FOOD, BEVERAGE & TOBACCO -- 0.40%
                BEVERAGES -- 0.05%
                 Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                            3,000,000            3,132,966
                TOBACCO -- 0.35%
                 Altria Group, Inc., 8.50%, 11/10/2013                                  4,000,000            4,734,548
                 Altria Group, Inc., 9.70%, 11/10/2018                                 10,750,000           14,181,679
  c,d            B.A.T. International Finance, plc, 9.50%, 11/15/2018                   5,000,000            6,579,860

                                                                                                            28,629,053
              HEALTH CARE EQUIPMENT & SERVICES -- 0.40%
                HEALTH CARE EQUIPMENT & SUPPLIES -- 0.07%
  c              Alere, Inc., 8.625%, 10/1/2018                                         5,000,000            5,075,000
                HEALTH CARE PROVIDERS & SERVICES -- 0.15%
  c              Aurora Diagnostics Holdings, LLC, 10.75%, 1/15/2018                   11,000,000           11,027,500
                HEALTH CARE TECHNOLOGY -- 0.18%
                 Merge Healthcare, Inc., 11.75%, 5/1/2015                              12,000,000           12,780,000

                                                                                                            28,882,500
              INDUSTRIALS -- 0.14%
                CAPITAL GOODS -- 0.14%
                 Da-Lite Screen Co., Inc., 12.50%, 4/1/2015                             9,000,000            9,855,000

                                                                                                             9,855,000
              INSURANCE -- 2.57%
                INSURANCE -- 2.57%
                 American General Finance Corp., 4.875%, 7/15/2012                      1,000,000              941,250
                 Hartford Financial Services Group, 8.125%, 6/15/2038                  24,650,000           26,190,625
  c              Liberty Mutual Group, Inc., 5.75%, 3/15/2014                           1,000,000            1,040,104
  c              Metlife Capital Trust X, 9.25%, 4/8/2068                              18,000,000           21,150,000
                 Metlife, Inc. Series A, 6.817%, 8/15/2018                              4,000,000            4,663,528
  c              National Life Insurance of Vermont, 10.50%, 9/15/2039                  2,000,000            2,341,028
                 Northwind Holdings, LLC Series 2007-1A Class A1, 1.076%, 12/1/2037     5,550,659            4,239,316
  c,d            Oil Insurance Ltd., 7.558%, 12/29/2049                                 4,000,000            3,694,400
                 Pacific Life Global Funding CPI Floating Rate Note, 3.32%,
  c              2/6/2016                                                               2,000,000            1,982,280
  c              Prudential Holdings, LLC, 8.695%, 12/18/2023                           4,500,000            5,361,570
  c,d            QBE Insurance Group Ltd., 5.647%, 7/1/2023                            10,613,000           10,061,071
  c              Swiss Re Capital I, LP, 6.854%, 5/29/2049                             64,865,000           61,963,783
                 Transatlantic Holdings, Inc., 5.75%, 12/14/2015                       14,647,000           15,363,092
  c,d            White Mountains RE Group, 7.506%, 5/29/2049                           14,000,000           12,163,760
  c              ZFS Finance USA Trust II, 6.45%, 12/15/2065                           14,198,000           13,967,282
  c              ZFS Finance USA Trust V, 6.50%, 5/9/2037                               1,260,000            1,228,500

                                                                                                           186,351,589
              MATERIALS -- 0.70%
                CONSTRUCTION MATERIALS -- 0.21%
  c,d            C8 Capital Ltd., 6.64%, 12/31/2049                                     2,000,000            1,394,924
                 CRH America, Inc., 8.125%, 7/15/2018                                  12,000,000           13,870,824
                CONTAINERS & PACKAGING -- 0.04%
  c              Plastipak Holdings, Inc., 10.625%, 8/15/2019                           2,250,000            2,528,438
                METALS & MINING -- 0.45%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         3,000,000            3,504,738
  c,d            Anglo American Capital, 9.375%, 4/8/2014                               3,500,000            4,213,909
  c,d,f          Bemax Resources Ltd., 9.375%, 7/15/2014                                5,000,000            4,450,000
                 Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                        7,000,000            7,376,250
                 Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                       4,965,000            5,492,531
  c              GTL Trade Finance, Inc., 7.25%, 10/20/2017                             7,000,000            7,700,000

                                                                                                            50,531,614
              MEDIA -- 0.51%
                MEDIA -- 0.51%
                 Comcast Cable Communications, 8.875%, 5/1/2017                         5,000,000            6,246,830
                 DIRECTV Holdings LLC, 6.375%, 6/15/2015                                5,100,000            5,272,125
                 DIRECTV Holdings LLC, 7.625%, 5/15/2016                                3,000,000            3,326,250
                 Time Warner Cable, Inc., 8.75%, 2/14/2019                             14,000,000           17,814,552
                 Time Warner Cable, Inc., 8.25%, 2/14/2014                              4,000,000            4,643,036

                                                                                                            37,302,793
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.13%
                BIOTECHNOLOGY -- 0.07%
  c,d            Novasep Holding S.A.S., 9.75%, 12/15/2016                              3,000,000            2,115,000
                 Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
                 Certificate CPI Floating Rate Note, 2.994%, 2/1/2014                   3,000,000            2,906,520
                PHARMACEUTICALS -- 0.06%
                 Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                    4,250,000            4,366,875

                                                                                                             9,388,395
              RETAILING -- 0.08%
                INTERNET & CATALOG RETAIL -- 0.02%
                 Ticketmaster, 10.75%, 8/1/2016                                         1,500,000            1,623,750
                SPECIALTY RETAIL -- 0.06%
                 Best Buy, Inc., 6.75%, 7/15/2013                                       4,000,000            4,424,708

                                                                                                             6,048,458
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.20%
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.20%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                10,000,000           11,000,060
                 National Semiconductor Corp., 6.15%, 6/15/2012                         2,000,000            2,128,202
                 National Semiconductor Corp., 6.60%, 6/15/2017                         1,000,000            1,104,754

                                                                                                            14,233,016
              SOFTWARE & SERVICES -- 0.17%
                INTERNET SOFTWARE & SERVICES -- 0.14%
                 SSI Investments II/CO-ISSR LLC, 11.125%, 6/1/2018                      3,000,000            3,255,000
  f              Yahoo! Inc., 6.65%, 8/10/2026                                          7,246,466            7,174,001
                SOFTWARE -- 0.03%
  c              Aspect Software, Inc., 10.625%, 5/15/2017                              2,000,000            2,052,500

                                                                                                            12,481,501
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.07%
                COMMUNICATIONS EQUIPMENT -- 0.07%
  c              Brightstar Corp., 9.50%, 12/1/2016                                     5,000,000            5,087,500

                                                                                                             5,087,500
              TELECOMMUNICATION SERVICES -- 1.38%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.35%
  d              Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030         26,150,000           35,144,266
  d              Global Crossing Ltd., 12.00%, 9/15/2015                                4,000,000            4,510,000
  c,d            Global Crossing Ltd., 9.00%, 11/15/2019                                8,000,000            7,920,000
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                             10,000,000            9,925,000
  d              Telecom Italia Capital SA, 5.25%, 10/1/2015                            4,190,000            4,289,965
  c,d            Telemar Norte Leste SA, 5.50%, 10/23/2020                              9,065,000            8,725,063
  c,d            Vimpelcom, 8.25%, 5/23/2016                                            4,500,000            4,922,100
                 Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                   3,000,000            4,449,879
                 Windstream Corp., 8.125%, 8/1/2013                                    10,800,000           11,880,000
                 Zayo Group LLC, 10.25%, 3/15/2017                                      5,500,000            6,022,500
                WIRELESS TELECOMMUNICATION SERVICES -- 0.03%
  c,d            Digicel SA, 12.00%, 4/1/2014                                           2,000,000            2,325,000

                                                                                                           100,113,773
              TRANSPORTATION -- 0.32%
                AIRLINES -- 0.20%
  c,d            Air Canada, 9.25%, 8/1/2015                                            9,000,000            9,450,000
                 American Airlines, Inc., 13.00%, 8/1/2016                              4,343,977            5,212,773
                MARINE -- 0.12%
                 Commercial Barge Line Co., 12.50%, 7/15/2017                           5,500,000            6,352,500
                 United Maritime LLC, 11.75%, 6/15/2015                                 2,500,000            2,506,250

                                                                                                            23,521,523
              UTILITIES -- 2.82%
                ELECTRIC UTILITIES -- 1.41%
                 Alabama Power Capital Trust V, 3.39%, 10/1/2042                        4,000,000            4,000,000
                 Aquila, Inc., 7.95%, 2/1/2011                                          3,000,000            3,015,072
                 Arizona Public Service Co., 5.50%, 9/1/2035                            4,000,000            3,743,428
                 Arizona Public Service Co., 8.75%, 3/1/2019                            6,500,000            8,138,767
                 Comed Financing III, 6.35%, 3/15/2033                                  2,961,000            2,510,587
  c,d            E. CL SA, 5.625%, 1/15/2021                                            2,000,000            1,981,320
  c,d            Enel Finance International S.A., 6.25%, 9/15/2017                     38,000,000           41,503,562
                 Entergy Gulf States Louisiana LLC, 6.00%, 5/1/2018                     8,000,000            8,791,704
  c              Great River Energy, 5.829%, 7/1/2017                                   1,872,755            2,117,300
  c              Monongahela Power Co., 7.95%, 12/15/2013                               2,000,000            2,310,912
  c              Texas-New Mexico Power, 9.50%, 4/1/2019                               19,000,000           24,191,256
                GAS UTILITIES -- 0.16%
                 Ferrellgas LP, 9.125%, 10/1/2017                                       1,000,000            1,100,000
                 Southwest Gas Corp., 7.625%, 5/15/2012                                 9,465,000           10,177,081
                MULTI-UTILITIES -- 1.25%
                 Ameren Illinois Co., 9.75%, 11/15/2018                                 5,000,000            6,413,660
                 Amerenenergy Generating, 7.00%, 4/15/2018                              9,050,000            8,920,884
                 Black Hills Corp., 9.00%, 5/15/2014                                    4,500,000            5,165,415
                 Dominion Resources, Inc., 8.875%, 1/15/2019                           14,750,000           19,111,781
                 NiSource Finance Corp., 6.15%, 3/1/2013                               12,237,000           13,349,392
                 NiSource Finance Corp., 6.40%, 3/15/2018                              20,000,000           22,171,080
                 Sempra Energy, 9.80%, 2/15/2019                                        7,750,000           10,418,767
                 Sempra Energy, 8.90%, 11/15/2013                                       2,000,000            2,360,640
                 Union Electric Co., 6.70%, 2/1/2019                                    2,500,000            2,914,185

                                                                                                           204,406,793

            TOTAL CORPORATE BONDS (Cost $1,043,593,009)                                                  1,246,281,842

            CONVERTIBLE BONDS -- 2.34%
              DIVERSIFIED FINANCIALS -- 1.32%
                DIVERSIFIED FINANCIAL SERVICES -- 1.32%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                          61,600,000           64,064,000
                 KKR Financial Holdings LLC, 7.50%, 1/15/2017                          22,750,000           31,338,125

                                                                                                            95,402,125
              MEDIA -- 0.29%
                MEDIA -- 0.29%
  c,d            Central European Media, 3.50%, 3/15/2013                              19,011,000           16,872,263
                 Live Nation Entertainment, Inc., 2.875%, 7/15/2027                     5,000,000            4,468,750

                                                                                                            21,341,013
              REAL ESTATE -- 0.14%
                REAL ESTATE INVESTMENT TRUSTS -- 0.14%
  c              Extra Space Storage LP, 3.625%, 4/1/2027                              10,000,000           10,000,000

                                                                                                            10,000,000
              SOFTWARE & SERVICES -- 0.16%
                SOFTWARE -- 0.16%
  c,d            Telvent Git SA, 5.50%, 4/15/2015                                      10,500,000           11,405,625

                                                                                                            11,405,625
              TELECOMMUNICATION SERVICES -- 0.41%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.03%
                 Level 3 Communications, Inc., 7.00%, 3/15/2015                         2,000,000            1,885,000
                 Level 3 Communications, Inc., 6.50%, 10/1/2016                           500,000              539,375
                WIRELESS TELECOMMUNICATION SERVICES -- 0.38%
                 NII Holdings, 3.125%, 6/15/2012                                       28,000,000           27,475,000

                                                                                                            29,899,375
              TRANSPORTATION -- 0.02%
                MARINE -- 0.02%
  c,f            Ultrapetrol (Bahamas) Ltd., 7.25%, 1/15/2017                           1,500,000            1,567,500

            TOTAL CONVERTIBLE BONDS (Cost $149,703,144)                                                    169,615,638

            MUNICIPAL BONDS -- 0.06%
                 San Bernardino County California, 8.45%, 9/1/2030                      2,555,000            2,471,554
                 Victor New York, 9.20%, 5/1/2014                                       1,445,000            1,495,127

            TOTAL MUNICIPAL BONDS (Cost $3,997,187)                                                          3,966,681

            U.S. GOVERNMENT AGENCIES -- 0.16%
  c              Agribank FCB, 9.125%, 7/15/2019                                        6,750,000            8,016,178
                 Federal National Mtg Association REMIC Series 2006-B1 Class AB,
                 6.00%, 6/25/2016                                                       3,414,869            3,499,311

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $10,156,239)                                               11,515,489

            FOREIGN BONDS -- 2.33%
              CONSUMER SERVICES -- --%
                HOTELS, RESTAURANTS & LEISURE -- --%
  a,e,f          FU JI Food and Catering (HKD), 0%, 10/18/2010                         17,500,000                    0

                                                                                                                     0
              DIVERSIFIED FINANCIALS -- 0.25%
                CAPITAL MARKETS -- 0.16%
                 Morgan Stanley (AUD), 5.37%, 3/1/2013                                  4,000,000            3,954,403
                 Morgan Stanley (BRL), 10.09%, 5/3/2017                                12,560,000            7,358,193
                DIVERSIFIED FINANCIAL SERVICES -- 0.09%
  f              Bank of America Corp. (BRL), 10.00%, 11/19/2014                        6,500,000            3,866,717
  f              Bank of America Corp. (BRL), 10.75%, 8/20/2018                         5,000,000            2,981,928

                                                                                                            18,161,241
              FOOD & STAPLES RETAILING -- 0.03%
                FOOD & STAPLES RETAILING -- 0.03%
                 Wesfarmers Ltd. (AUD), 7.68%, 9/11/2014                                2,000,000            2,104,839

                                                                                                             2,104,839
              FOOD, BEVERAGE & TOBACCO -- 0.15%
                BEVERAGES -- 0.15%
                 Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,596,780
                 Anheuser- Busch InBev (BRL), 1.00%, 11/17/2015                        10,000,000            6,114,458

                                                                                                            10,711,238
              INSURANCE -- 0.21%
                INSURANCE -- 0.21%
                 ELM BV (AUD), 7.635%, 12/31/2049                                      10,500,000            8,763,352
                 ELM BV (AUD), 6.458%, 12/27/2049                                       8,000,000            6,369,673

                                                                                                            15,133,025
              MEDIA -- 0.09%
                MEDIA -- 0.09%
  c              Corus Entertainment (CAD), 7.25%, 2/10/2017                            2,000,000            2,117,067
                 News America Holdings (AUD), 8.625%, 2/7/2014                          4,000,000            4,175,742

                                                                                                             6,292,809
              MISCELLANEOUS -- 0.55%
                MISCELLANEOUS -- 0.55%
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                8,500,000            9,382,178
                 Regional Muni of York (CAD), 5.00%, 4/29/2019                          4,500,000            4,877,723
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                            15,750,000           10,987,048
                 Republic of Brazil (BRL), 12.50%, 1/5/2022                            20,000,000           14,307,229

                                                                                                            39,554,178
              TRANSPORTATION -- 0.90%
                TRANSPORTATION INFRASTRUCTURE -- 0.90%
                 Southern Cross Air Corp. (AUD), 6.68%, 12/20/2016                     64,833,500           65,549,136

                                                                                                            65,549,136
              UTILITIES -- 0.15%
                MULTI-UTILITIES -- 0.15%
                 Ville De Montreal (CAD), 5.45%, 12/1/2019                             10,000,000           11,061,551

                                                                                                            11,061,551

            TOTAL FOREIGN BONDS (Cost $132,170,782)                                                        168,568,017

            OTHER SECURITIES -- 0.34%
                LOAN PARTICIPATIONS -- 0.34%
                 Crown Castle Operating Co., 1.755%, 3/6/2014                           2,939,086            2,900,143
                 Merisant Co. Term Loan B, 7.50%, 1/31/2014                             2,798,396            2,724,938
                 Mylan Laboratories, Inc., 3.563%, 10/2/2014                            1,956,182            1,963,498
                 Texas Comp Electric Holdings LLC, 3.764%, 10/10/2014                   3,917,825            3,026,520
                 Texas Comp Electric Holdings LLC, 3.756%, 10/10/2014                  13,398,990           10,332,497
                 Texas Comp Electric Holdings LLC, 3.789%, 10/31/2014                      35,354               27,263
                 Texas Comp Electric Holdings LLC, 3.789%, 10/10/2014                      20,202               15,606
                 Texas Comp Electric Holdings LLC, 3.753%, 5/10/2014                      282,828              218,100
                 Texas Comp Electric Holdings, LLC, 3.764%, 10/10/2014                  3,900,357            3,013,026

            TOTAL OTHER SECURITIES (Cost $24,601,156)                                                       24,221,591

            SHORT TERM INVESTMENTS -- 1.11%
                 Atmos Energy Corp., 0.27%, 1/5/2011                                   80,000,000           79,997,600

            TOTAL SHORT TERM INVESTMENTS (Cost $79,997,600)                                                 79,997,600


TOTAL INVESTMENTS -- 98.70% (Cost $6,420,434,025)                                                     $  7,141,646,104


OTHER ASSETS LESS LIABILITIES -- 1.30%                                                                      94,069,528


NET ASSETS -- 100.00%                                                                                 $  7,235,715,632

      Footnote Legend
a     Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares/Principal        Gross        Gross      Shares/Principal     Market Value    Investment
                               September 30, 2010    Additions    Reductions  December 31, 2010  December 31, 2010    Income
Issuer
Invesco Mortgage Capital, Inc.          1,915,165      750,000            --          2,665,165         58,207,204     2,585,210
Solar Capital, Ltd.*                    1,901,000    1,035,700            --          2,936,700  $      72,771,426 $   1,672,020

Total non-controlled affiliated issuers - 1.81% of net assets                                    $     130,978,630 $   4,257,230
*     Issuers not affiliated at September 30, 2010.
c     Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, the aggregate value of these securities in the Fund's portfolio was $556,917,058, representing 7.72% of the Fund's net assets.
d     Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e     Bond in default.
f     Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                           Contract        Contract            Value        Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD        Appreciation       Depreciation

Euro                            Sell      127,439,500     04/06/2011      $ 170,240,848   $          --      $  (2,255,197)
Euro                            Sell      422,357,300     04/06/2011        564,208,625      14,087,214                --
Euro                            Sell        9,100,000     03/01/2011         12,158,230              --           (651,371)
Great Britain Pound             Sell       51,178,900     04/06/2011         79,734,284       1,317,740                 --
Swiss Franc                     Sell       67,440,500     04/06/2011         72,209,851              --         (2,876,552)

Total                                                                                     $  15,404,954      $  (5,783,120)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
EUR        Denominated in Euros
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using mult-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  5,065,929,037   $  5,065,929,037      $            --    $            --
    Preferred Stock(a)                      287,291,910        259,097,535           28,194,375                 --
    Exchange Traded Funds                    56,431,250         56,431,250                   --                 --
    Asset Backed Securities                  27,827,049                  --          27,827,049                 --
    Corporate Bonds                       1,246,281,842                  --       1,226,801,690         19,480,152
    Convertible Bonds                       169,615,638                  --         168,048,138          1,567,500
    Municipal Bonds                           3,966,681                  --           3,966,681                 --
    U.S. Government Agencies                 11,515,489                  --          11,515,489                 --
    Foreign Bonds                           168,568,017                  --         161,719,372          6,848,645
    Other Securities                         24,221,591                  --          24,221,591                 --
    Short Term Investments                   79,997,600                  --          79,997,600                 --

Total Investments in Securities        $  7,141,646,104   $  5,381,457,822      $ 1,732,291,985    $    27,896,297

    Other Financial Instruments**
     Forward  Currency Contracts       $     15,404,954   $              --     $    15,404,954    $            --
     Spot Currency Contracts           $        122,464   $        122,464      $            --    $            --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (5,783,120)   $              --     $    (5,783,120)   $            --
     Spot Currency Contracts           $        (3,736)   $        (3,736)      $            --    $            --

(a) Industry classifications for Preferred Stock in level 2 consisted of $7,387,500 in Banks, $4,560,000 in REITS, and $16,246,875 in Telecommunication Services at
December 31, 2010.

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                      Net              Net
                     Beginning                                                     Unrealized       Transfers         Ending
                      Balance         Gross         Gross         Net Realized    Appreciation/    in/(out) of       Balance
                     9/30/2010      Purchases       Sales          Gain/(Loss)   (Depreciation)     Level 3 (2)    12/31/2010
Investments in
Securities (1)     $ 31,312,142    $ 4,464,180  $        --      $         --   $     (520,023)  $  (7,360,002)   $ 27,896,297

(1) Level 3 Securities represent 0.39% of Total Net Assets at the three month period ended December 31, 2010.

(2) Net transfers out of (i) Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010 and (ii) transfers into Level 3 from Level 2 were due to a decrease in observable inputs available at the period ended December 31, 2010. Transfers into or out of Level 3 are based onthe market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Global Opportunities Fund                                                     December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 90.93%
              BANKS -- 10.99%
                Commercial Banks -- 10.99%
                 BancorpSouth, Inc.                                                       601,900     $      9,600,305
                 China Merchants Bank Co., Ltd.                                         2,708,541            6,864,741
                 Liechtensteinische Landesbank AG                                         157,678           12,310,689
                 Sterling Financial Corp.                                                 454,546            8,622,737

                                                                                                            37,398,472
              CAPITAL GOODS -- 8.05%
                Aerospace & Defense -- 1.32%
       a         Spirit Aerosystems Holdings, Inc.                                        216,500            4,505,365
                Machinery -- 3.02%
                 Trinity Industries, Inc.                                                 385,521           10,258,714
                Trading Companies & Distributors -- 3.71%
                 Fly Leasing Ltd. ADR                                                     925,113           12,637,043

                                                                                                            27,401,122
              DIVERSIFIED FINANCIALS -- 12.57%
                Capital Markets -- 2.51%
                 Verwaltungs und Privat Bank AG                                            69,595            8,544,926
                Diversified Financial Services -- 10.06%
                 Bank of America Corp.                                                    593,800            7,921,292
       a         ING Groep N.V.                                                         1,067,900           10,388,813
                 KKR Financial Holdings LLC                                             1,713,700           15,937,410

                                                                                                            42,792,441
              ENERGY -- 12.09%
                Energy Equipment & Services -- 12.09%
                 Ensco plc ADR                                                            263,500           14,065,630
                 Ensign Energy Services, Inc.                                           1,036,400           15,666,391
       a         Transocean Ltd.                                                          164,600           11,441,346

                                                                                                            41,173,367
              FOOD & STAPLES RETAILING -- 1.55%
                Food & Staples Retailing -- 1.55%
                 Walgreen Co.                                                             135,400            5,275,184

                                                                                                             5,275,184
              FOOD, BEVERAGE & TOBACCO -- 4.33%
                Food Products -- 4.33%
                 BRF-Brasil Foods SA                                                      895,500           14,748,777

                                                                                                            14,748,777
              INSURANCE -- 9.30%
                Insurance -- 9.30%
                 Hartford Financial Services Group, Inc.                                  281,500            7,456,935
                 Swiss Re                                                                 222,450           11,967,096
                 Willis Group Holdings plc                                                353,100           12,227,853

                                                                                                            31,651,884
              MATERIALS -- 2.01%
                Metals & Mining -- 2.01%
                 Tokyo Steel Manufacturing Co., Ltd.                                      628,000            6,853,159

                                                                                                             6,853,159
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.35%
                Pharmaceuticals -- 4.35%
                 Roche Holding AG                                                          22,900            3,355,401
                 Teva Pharmaceutical Industries Ltd. ADR                                  219,930           11,464,951

                                                                                                            14,820,352
              RETAILING -- 3.46%
                Specialty Retail -- 3.46%
       a         Carphone Warehouse Group plc                                           1,909,000           11,763,906

                                                                                                            11,763,906
              SOFTWARE & SERVICES -- 7.90%
                Information Technology Services -- 1.02%
       a         Amdocs Ltd.                                                              126,825            3,483,883
                Internet Software & Services -- 3.77%
       a         Google, Inc.                                                              21,575           12,814,903
                Software -- 3.11%
                 Microsoft Corp.                                                          379,400           10,592,848

                                                                                                            26,891,634
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.76%
                Computers & Peripherals -- 3.76%
       a         Dell, Inc.                                                               945,500           12,811,525

                                                                                                            12,811,525
              TELECOMMUNICATION SERVICES -- 10.57%
                Diversified Telecommunication Services -- 8.79%
       a         Global Crossing Ltd.                                                   1,257,607           16,248,283
                 Telstra Corp. Ltd.                                                     4,796,317           13,686,831
                Wireless Telecommunication Services -- 1.78%
                 China Mobile Ltd.                                                        609,000            6,052,548

                                                                                                            35,987,662

            TOTAL COMMON STOCK (Cost $265,476,907)                                                         309,569,485

            PREFERRED STOCK -- 4.43%
              BANKS -- 4.43%
                Commercial Banks -- 4.43%
                 Fifth Third Bancorp Pfd, 8.50%                                           101,600           15,096,744

            TOTAL PREFERRED STOCK (Cost $2,743,464)                                                         15,096,744


TOTAL INVESTMENTS -- 95.36% (Cost $268,220,371)                                                       $    324,666,229


OTHER ASSETS LESS LIABILITIES -- 4.64%                                                                      15,786,936


NET ASSETS -- 100.00%                                                                                 $    340,453,165

Footnote Legend
a     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at December 31, 2010
                                           Contract        Contract            Value         Unrealized         Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD         Appreciation       Depreciation

Euro                            Sell       9,575,400      02/23/2011      $  12,793,766   $           --          (452,751)
Euro                            Buy        1,245,200      02/23/2011          1,663,721               --            (1,460)
Euro                            Buy        1,686,700      02/23/2011          2,253,613               --          (143,137)
Euro                            Buy          705,500      02/23/2011            942,624               --           (39,192)
Euro                            Buy          559,500      02/23/2011            747,552           36,831                --
Japanese Yen                    Sell     394,656,100      06/09/2011          4,870,074               --           (89,667)
Swiss Franc                     Sell      13,146,300      04/06/2011         14,075,998               --          (560,732)

Total                                                                                     $       36,831     $  (1,286,939)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund may enter into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    309,569,485   $    309,569,485      $          --      $           --
    Preferred Stock                          15,096,744         15,096,744                 --                  --

Total Investments in Securities        $    324,666,229   $    324,666,229      $          --      $           --

    Other Financial Instruments**
     Forward  Currency Contracts       $         36,831   $             --      $      36,831      $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $     (1,286,939)  $             --      $  (1,286,939)     $           --
     Spot Currency Contracts           $         (1,346)  $         (1,346)     $          --      $           --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the three month period ended December 31, 2010, was as follows:

                                                                                      Net              Net
                     Beginning                                                     Unrealized       Transfers         Ending
                      Balance         Gross         Gross         Net Realized    Appreciation/    in/(out) of       Balance
                     9/30/2010      Purchases       Sales          Gain/(Loss)   (Depreciation)     Level 3 (2)    12/31/2010
Investments in
Securities (1)     $ 6,000,000     $       --   $      --        $         --   $           --   $  (6,000,000)   $        --

(1) Level 3 Securities represent 0.00% of Total Net Assets at the three month period ended December 31, 2010.

(2) Net transfers out of Level 3 were to Level 2, and were due to a change in other significant observable inputs existing at the period ended December 31, 2010.
Transfers into or out of Level 3 are based on the market value at the beginning of the period in which they occurred.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Thornburg Developing World Fund                                                         December 31, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.77%
              BANKS -- 11.58%
                Commercial Banks -- 11.58%
                 Commercial International Bank                                            194,756     $      1,588,578
                 Credicorp Ltd.                                                            12,934            1,537,982
                 Komercni Banka a.s.                                                        4,334            1,025,570
                 Sberbank of Russia                                                       325,900            1,110,341
                 Turkiye Garanti Bankasi A.S.                                             291,300            1,475,367

                                                                                                             6,737,838
              COMMERCIAL & PROFESSIONAL SERVICES -- 1.71%
                Commercial Services & Supplies -- 1.71%
                 Multiplus SA                                                              49,000              996,235

                                                                                                               996,235
              CONSUMER DURABLES & APPAREL -- 4.09%
                Textiles, Apparel & Luxury Goods -- 4.09%
                 Cia Hering                                                                94,700            1,540,301
                 Daphne International Holding Ltd.                                        896,000              839,193

                                                                                                             2,379,494
              CONSUMER SERVICES -- 4.42%
                Diversified Consumer Services -- 2.58%
       a         New Oriental Education & Technology Group, Inc. ADR                       14,299            1,504,684
                Hotels, Restaurants & Leisure -- 1.84%
       a         Ctrip.com International Ltd. ADR                                          26,408            1,068,203

                                                                                                             2,572,887
              DIVERSIFIED FINANCIALS -- 2.87%
                Capital Markets -- 1.31%
       a         Noah Holdings Ltd. ADR                                                    39,160              765,578
                Diversified Financial Services -- 1.56%
                 Hong Kong Exchanges & Clearing Ltd.                                       40,000              907,266

                                                                                                             1,672,844
              ENERGY -- 7.69%
                Energy Equipment & Services -- 2.43%
                 Schlumberger Ltd.                                                         16,954            1,415,659
                Oil, Gas & Consumable Fuels -- 5.26%
                 CNOOC Ltd.                                                               381,000              908,777
       a         Coal India Ltd.                                                          182,000            1,278,050
                 Novatek OAO GDR                                                            7,300              872,350

                                                                                                             4,474,836
              FOOD & STAPLES RETAILING -- 6.84%
                Food & Staples Retailing -- 6.84%
                 Bim Birlesik Magazalar A.S.                                               27,920              949,352
                 Drogasil S.A.                                                            112,567              915,455
                 Eurocash SA                                                               96,095              844,288
                 Magnit OJCS GDR                                                           21,638              633,993
                 Wal-Mart de Mexico SAB de C.V.                                           222,350              635,363

                                                                                                             3,978,451
              FOOD, BEVERAGE & TOBACCO -- 2.45%
                Beverages -- 0.82%
                 Sabmiller plc                                                             13,546              476,563
                Food Products -- 1.63%
                 Mayora Indah                                                             798,000              952,108

                                                                                                             1,428,671
              HEALTH CARE EQUIPMENT & SERVICES -- 6.56%
                Health Care Equipment & Supplies -- 0.78%
                 St. Shine Optical Co. Ltd.                                                34,362              457,272
                Health Care Providers & Services -- 5.78%
                 Diagnosticos da America SA                                               111,900            1,516,717
                 Sinopharm Group Co. H                                                    529,800            1,847,157

                                                                                                             3,821,146
              HOUSEHOLD & PERSONAL PRODUCTS -- 11.92%
                Household Products -- 4.22%
                 Colgate Palmolive Co.                                                     30,608            2,459,965
                Personal Products -- 7.70%
                 Dabur India Ltd.                                                         561,669            1,262,389
                 Hengan International Group Co. Ltd.                                      204,000            1,759,752
       a         Hypermarcas SA                                                            43,200              586,323
                 Natura Cosmeticos SA                                                      30,375              872,641

                                                                                                             6,941,070
              MATERIALS -- 8.93%
                Chemicals -- 3.74%
                 Asian Paints Ltd.                                                         24,111            1,555,635
                 Sociedad Quimica Minera de Chile SA ADR                                   10,687              624,335
                Construction Materials -- 2.72%
                 PT Indocement Tunggal Prakarsa Tbk                                       895,200            1,584,733
                Metals & Mining -- 2.47%
                 Newcrest Mining Ltd.                                                      13,000              537,706
                 Southern Copper Corp.                                                     18,412              897,401

                                                                                                             5,199,810
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.47%
                Pharmaceuticals -- 4.47%
       a         Genomma Lab Internacional SA                                             627,700            1,523,761
       a         Pharmstandard GDR                                                         37,776            1,076,616

                                                                                                             2,600,377
              RETAILING -- 6.03%
                Internet & Catalog Retail -- 2.06%
       a         Makemytrip Ltd.                                                           44,257            1,196,267
                Multiline Retail -- 2.85%
                 Clicks Group Ltd.                                                        252,215            1,659,354
                Specialty Retail -- 1.12%
                 Truworths International Ltd.                                              60,200              654,775

                                                                                                             3,510,396
              SOFTWARE & SERVICES -- 9.94%
                Information Technology Services -- 1.16%
                 Infosys Technologies Ltd. ADR                                              8,850              673,308
                Internet Software & Services -- 4.31%
       a         Mercadolibre, Inc.                                                        17,048            1,136,249
                 Tencent Holdings Ltd.                                                     62,500            1,374,987
                Software -- 4.47%
                 Totvs SA                                                                  12,191            1,241,132
       a         VanceInfo Technologies ADR                                                39,357            1,359,391

                                                                                                             5,785,067
              TRANSPORTATION -- 2.27%
                Transportation Infrastructure -- 2.27%
                 China Merchants Holdings International Co. Ltd.                          334,000            1,319,190

                                                                                                             1,319,190

            TOTAL COMMON STOCK (Cost $46,775,262)                                                           53,418,312


TOTAL INVESTMENTS -- 91.77% (Cost $46,775,262)                                                        $     53,418,312


OTHER ASSETS LESS LIABILITIES -- 8.23%                                                                       4,793,537


NET ASSETS -- 100.00%                                                                                 $     58,211,849

Footnote Legend
a     Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
EUR        Denominated in Euros
GDR        Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund may enter into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Valuation Measurements at December 31, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    53,418,312    $    53,418,312       $          --      $          --

Total Investments in Securities        $    53,418,312    $    53,418,312       $          --      $          --

    Other Financial Instruments**
     Spot Currency Contracts           $           790    $           790       $          --      $          --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra, and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
It is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the period ended December 31, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.



Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 18, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 18, 2011

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    February 18, 2011